UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

811-05518

Investment Company Act file number:

THE RBB FUND, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street,

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-5366

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000’s)	VALUE
SHORT-TERM INVESTMENTS - 62.0%
U.S. TREASURY OBLIGATIONS - 62.0%
U.S. Treasury Bills	2.137%	01/10/19	$77,681	$77,498,455
U.S. Treasury Bills	2.153%	01/17/19	43,645	43,521,089
U.S. Treasury Bills	2.195%	01/24/19	18,947	18,884,806
U.S. Treasury Bills	2.214%	01/31/19	22,142	22,059,172
U.S. Treasury Bills	2.205%	02/14/19	47,695	47,471,105
U.S. Treasury Bills	2.252%	02/21/19	6,120	6,088,448
U.S. Treasury Bills	2.267%	02/28/19	20,118	20,005,570
U.S. Treasury Bills	2.310%	03/07/19	20,036	19,914,430
U.S. Treasury Bills	2.335%	03/14/19	5,559	5,522,759
U.S. Treasury Bills	2.352%	03/21/19	19,540	19,403,049
U.S. Treasury Bills	2.381%	03/28/19	28,718	28,501,499
U.S. Treasury Bills	2.431%	04/04/19	23,447	23,257,489
U.S. Treasury Bills	2.467%	04/25/19	12,138	12,020,597
U.S. Treasury Bills	2.499%	05/02/19	43,450	47,315,023
U.S. Treasury Bills	2.494%	05/09/19	47,801	32,609,539
U.S. Treasury Bills	2.506%	05/16/19	57,452	56,811,099
				480,884,129
TOTAL SHORT-TERM INVESTMENTS
(Cost $480,909,219)				480,884,129
TOTAL PURCHASED OPTIONS - 0.0%**
(Cost $435,193)				256,802
TOTAL INVESTMENTS - 62.0%
(Cost $481,344,412)				481,140,931

OTHER ASSETS IN EXCESS OF LIABILITIES - 38.0%				294,029,202
NET ASSETS - 100.0%				$775,170,133

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 8 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

Futures contracts outstanding as of November 30, 2018 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-18	18	$1,585,694	$7,788
2-Year Euro Swapnote Futures	Dec-18	10	1,132,105	1,359
30-Day Federal Funds Futures	Apr-19	1,019	424,583,333	42,462
3-Month Euro Euribor	Jun-19	678	191,891,861	9,439
3-Month Euro Euribor	Sep-19	702	198,684,494	39,992
3-Month Euro Euribor	Dec-19	1,309	370,481,484	111,852
3-Month Euro Euribor	Mar-20	361	102,172,510	36,694
3-Month Euro Euribor	Jun-20	9	2,547,237	1,783
3-Month Euro Euribor	Sep-20	9	2,547,237	1,755
3-Month Euro Euribor	Mar-21	29	8,207,764	5,561
3-Month Euro Euribor	Jun-21	6	1,698,158	1,387
3-Month Euro Euribor	Sep-21	4	1,132,105	920
5-Year Euro Swapnote Futures	Dec-18	1	113,211	702
90-DAY Bank Bill	Mar-19	1	730,898	-
90-DAY Bank Bill	Jun-19	524	382,990,542	35,233
90-DAY Bank Bill	Sep-19	17	12,425,266	785
90-DAY Bank Bill	Dec-19	8	5,847,184	268
90-DAY Bank Bill	Mar-20	32	23,388,735	(1,035)
90-DAY Bank Bill	Jun-20	2	1,461,796	89
90-DAY Eurodollar Futures	Mar-20	1,042	260,500,000	143,175
90-DAY Eurodollar Futures	Mar-22	1	250,000	150
90-DAY Eurodollar Futures	Jun-22	1	250,000	163
90-DAY Sterling Futures	Sep-19	990	157,687,505	(19,209)
90-DAY Sterling Futures	Mar-20	925	147,334,285	(2,787)
90-DAY Sterling Futures	Sep-20	387	61,641,479	(29,817)
90-DAY Sterling Futures	Mar-21	4	637,121	(112)
90-DAY Sterling Futures	Jun-21	3	477,841	16
90-DAY Sterling Futures	Sep-21	204	32,493,183	(6,515)
Amsterdam Index Futures	Dec-18	21	2,468,619	(28,549)
Australian 10-Year Bond Futures	Dec-18	63	4,604,657	24,878
Australian 3-Year Bond Futures	Dec-18	416	30,405,356	(33,496)
Brent Crude Futures	Feb-19	2	118,920	(4,330)
Brent Crude Futures	Jun-19	3	179,820	(43,730)
Cocoa Futures	Mar-19	57	1,255,710	(80,620)
Cocoa Futures	May-19	12	265,680	(19,480)
Cocoa Futures	Jul-19	4	89,080	(3,440)
Cocoa Futures ICE	May-19	6	124,468	(6,690)
Corn Futures	Jul-19	4	78,300	(400)
DJIA Mini E-CBOT	Dec-18	24	3,064,680	40,740
Dollar Index	Dec-18	320	32,000,000	78,842
Euro BUXL 30-Year Bond Futures	Dec-18	32	3,622,737	94,055
Euro/CHF 3-Month Futures ICE	Mar-19	5	1,251,189	125
Euro/CHF 3-Month Futures ICE	Jun-19	8	2,001,902	150
Euro/CHF 3-Month Futures ICE	Sep-19	7	1,751,664	450
Euro/CHF 3-Month Futures ICE	Dec-19	3	750,713	450
Euro-Bobl Futures	Dec-18	660	74,718,955	290,600
Euro-Bobl Futures	Mar-19	392	44,378,531	44,514
Euro-BTP Futures	Mar-19	2	226,421	374
Euro-Bund Futures	Dec-18	959	108,568,906	1,323,284
Euro-Bund Futures	Mar-19	302	34,189,582	168,140
Euro-Oat Futures	Dec-18	274	31,019,687	407,399
Euro-Oat Futures	Mar-19	37	4,188,790	6,521
Euro-Schatz Futures	Dec-18	469	53,095,742	35,152
Euro-Schatz Futures	Mar-19	2	226,421	(6)
Hang Seng China Enterprises Index Futures	Dec-18	38	2,582,145	21,108
IBEX 35 Index Futures	Dec-18	33	3,377,633	10,066

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-18	317	279,258,248	1,104,524
Live Cattle Futures	Feb-19	25	1,205,000	56,320
LME Aluminum Forward	Feb-19	3	146,794	(3,862)
LME Copper Forward	Dec-18	349	54,330,575	77,106
Long Gilt Futures	Mar-19	554	70,593,032	360,037
Low Sulphur Gasoil G Futures	Feb-19	1	54,600	(11,900)
MXN Currency Futures	Dec-18	135	3,316,342	(22,900)
Natural Gas Futures	Jan-19	123	5,672,700	1,137,890
Natural Gas Futures	Feb-19	74	3,270,000	382,010
Natural Gas Futures	Mar-19	35	1,404,900	265,620
Natural Gas Futures	Apr-19	24	692,900	7,640
Natural Gas Futures	May-19	5	138,200	1,660
Natural Gas Futures	Jun-19	5	139,000	2,230
Natural Gas Futures	Jul-19	8	224,400	3,680
Natural Gas Futures	Aug-19	9	252,400	4,750
Natural Gas Futures	Sep-19	8	222,800	5,630
Nikkei 225 (Osaka Securities Exchange)	Dec-18	15	2,953,354	68,713
Nikkei 225 (Singapore Exchange)	Dec-18	7	689,887	4,603
Nikkei 225 Mini	Dec-18	269	5,296,349	126,301
Palladium Futures	Mar-19	3	343,380	6,010
RUB Currency Futures	Dec-18	13	485,075	(6,825)
Russell 2000 E-Mini	Dec-18	18	1,381,140	25,570
S&P 500 E-Mini Futures	Dec-18	14	1,930,810	59,355
S&P Mid 400 E-Mini Futures	Dec-18	3	563,850	8,490
S&P/TSX 60 IX Futures	Dec-18	12	1,648,651	13,834
Soybean Meal Futures	May-19	7	221,270	1,400
Swiss Federal Bond Futures	Dec-18	3	300,285	(721)
TRY/USD Futures	Dec-18	12	1,150,748	28,400
USD/HUF Futures	Dec-18	4	400,000	5,554
USD/NOK Futures	Dec-18	7	700,000	11,080
USD/SEK Futures	Dec-18	12	1,200,000	12,855
				$6,443,259

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
30-Day Federal Funds Futures	Jul-19	1,019	$(424,583,333)	$(148,616)
3-Month Euro Euribor	Dec-20	972	(275,101,606)	(164,467)
90-DAY Eurodollar Futures	Dec-18	97	(24,250,000)	15,156
90-DAY Eurodollar Futures	Mar-19	179	(44,750,000)	1,613
90-DAY Eurodollar Futures	Jun-19	1,474	(368,500,000)	(142,613)
90-DAY Eurodollar Futures	Sep-19	348	(87,000,000)	(107,113)
90-DAY Eurodollar Futures	Dec-19	1,973	(493,250,000)	(291,988)
90-DAY Eurodollar Futures	Jun-20	1,219	(304,750,000)	(249,325)
90-DAY Eurodollar Futures	Sep-20	93	(23,250,000)	(36,350)
90-DAY Eurodollar Futures	Dec-20	86	(21,500,000)	(32,038)
90-DAY Eurodollar Futures	Mar-21	67	(16,750,000)	(24,088)
90-DAY Eurodollar Futures	Sep-21	121	(30,250,000)	(21,200)
90-DAY Sterling Futures	Jun-19	60	(9,556,818)	(2,007)
90-DAY Sterling Futures	Dec-19	469	(74,702,464)	1,752
90-DAY Sterling Futures	Jun-20	65	(10,353,220)	(8,314)
90-DAY Sterling Futures	Dec-20	75	(11,946,023)	(12,902)
AUD/USD Currency Futures	Dec-18	704	(51,455,218)	113,770
Australian 10-Year Bond Futures	Dec-18	63	(4,604,657)	(77,607)
Bank Acceptance Futures	Sep-19	1	(188,161)	(160)
Brent Crude Futures	Mar-19	1	(59,580)	250
CAC40 10 Euro Futures	Dec-18	64	(3,615,492)	(34,224)
CAD Currency Futures	Dec-18	788	(59,308,320)	340,880
Canadian 10-Year Bond Futures	Mar-19	66	(4,967,448)	(92,380)
Canola Futures WCE	Jan-19	12	(86,596)	1,556
Canola Futures WCE	Mar-19	5	(36,616)	736
Canola Futures WCE	May-19	2	(14,878)	206
Cattle Feeder Futures	Jan-19	24	(1,742,700)	45,425
Cattle Feeder Futures	Mar-19	10	(714,250)	14,375
Cattle Feeder Futures	Apr-19	1	(71,815)	338
CHF Currency Futures	Dec-18	464	(58,055,152)	(36,538)
Cocoa Futures ICE	Mar-19	40	(825,709)	39,654
Coffee ‘C’ Futures	Mar-19	235	(9,477,844)	658,013
Coffee ‘C’ Futures	May-19	35	(1,449,656)	61,556
Coffee ‘C’ Futures	Jul-19	23	(975,919)	114,188
Copper Futures	Mar-19	156	(10,871,250)	(65,415)
Copper Futures	May-19	9	(627,975)	(5,100)
Corn Futures	Mar-19	769	(14,524,488)	(96,438)
Corn Futures	May-19	3	(57,750)	(5,625)
Cotton No.2 Futures	Mar-19	134	(5,286,970)	(50,275)
Cotton No.2 Futures	May-19	8	(319,800)	(3,410)
Cotton No.2 Futures	Jul-19	2	(81,000)	(1,025)
DAX Index Futures	Dec-18	84	(26,741,235)	236,440
EUR Foreign Exchange Currency Futures	Dec-18	1,439	(203,637,455)	1,606,506
Euro BUXL 30-Year Bond Futures	Mar-19	2	(226,421)	(2,513)
Euro STOXX 50	Dec-18	324	(11,601,952)	15,793
Euro/JPY Futures	Dec-18	116	(16,415,528)	38,321
Euro-BTP Futures	Dec-18	37	(4,188,790)	(143,030)
FTSE 100 Index Futures	Dec-18	287	(25,486,162)	222,559
FTSE/JSE TOP 40	Dec-18	61	(1,975,944)	45,328
FTSE/MIB Index Futures	Dec-18	94	(10,202,285)	(39,743)
Gasoline RBOB Futures	Jan-19	165	(9,715,167)	583,387
Gasoline RBOB Futures	Feb-19	79	(4,662,454)	74,109
Gasoline RBOB Futures	Mar-19	7	(419,185)	70,560
Gasoline RBOB Futures	Apr-19	3	(204,057)	1,432
GBP Currency Futures	Dec-18	260	(20,706,440)	151,438
Gold 100 Oz Futures	Feb-19	517	(63,384,200)	130,070
Hang Seng Index Futures	Dec-18	113	(19,159,017)	(212,174)
ILS/USD Futures	Dec-18	24	(6,454,129)	29,050
INR/USD Futures	Dec-18	6	(172,179)	(1,608)
JPY Currency Futures	Dec-18	853	(93,930,318)	416,344
Kansas City Hard Red Winter Wheat Futures	Mar-19	189	(4,727,363)	80,813
Kansas City Hard Red Winter Wheat Futures	May-19	5	(127,813)	5,113
Lean Hogs Futures	Feb-19	137	(3,701,740)	(317,140)
Lean Hogs Futures	Apr-19	34	(978,860)	(33,060)
Lean Hogs Futures	Jun-19	1	(33,512)	(1,110)
Live Cattle Futures	Apr-19	12	(585,600)	(490)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
Live Cattle Futures	Jun-19	1	(45,460)	(230)
LME Aluminum Forward	Dec-18	11	(540,856)	171,901
LME Aluminum Forward	Jan-19	32	(1,560,200)	(87,216)
LME Aluminum Forward	Mar-19	334	(16,401,488)	(65,263)
LME Aluminum Forward	Apr-19	13	(638,219)	(6,844)
LME Copper Forward	Dec-18	349	(54,330,575)	(826,627)
LME Copper Forward	Jan-19	1	(155,325)	(33,986)
LME Copper Forward	Feb-19	2	(310,200)	(4,413)
LME Copper Forward	Mar-19	57	(8,830,013)	(58,886)
LME Lead Forward	Dec-18	4	(196,800)	13,810
LME Lead Forward	Jan-19	10	(493,000)	(4,601)
LME Lead Forward	Feb-19	10	(493,000)	(3,200)
LME Nickel Forward	Dec-18	2	(133,782)	958,653
LME Nickel Forward	Jan-19	6	(402,264)	18,541
LME Nickel Forward	Feb-19	4	(268,752)	300
LME Nickel Forward	Mar-19	113	(7,606,482)	48,236
LME Zinc Forward	Dec-18	1	(64,875)	128,622
LME Zinc Forward	Jan-19	16	(1,026,000)	(27,153)
LME Zinc Forward	Feb-19	3	(191,250)	(6,087)
LME Zinc Forward	Mar-19	62	(3,929,250)	(130,221)
Low Sulphur Gasoil G Futures	Dec-18	6	(330,450)	19,400
Low Sulphur Gasoil G Futures	Jan-19	11	(599,500)	29,850
Low Sulphur Gasoil G Futures	Mar-19	1	(54,700)	1,825
MSCI EAFE Index Futures	Dec-18	11	(998,965)	1,715
MSCI Taiwan Index Futures	Dec-18	14	(508,900)	(10,850)
Nasdaq 100 E-Mini	Dec-18	2	(277,980)	110,015
Nikkei 225 (Chicago Mercantile Exchange)	Dec-18	1	(112,100)	(2,275)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-19	7	(537,844)	(172,885)
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-19	35	(2,678,928)	(41,740)
NZD Currency Futures	Dec-18	194	(13,335,533)	6,760
OMX Stockholm 30 Index Futures	Dec-18	188	(3,122,440)	(50,848)
Platinum Futures	Jan-19	2	(79,980)	2,820
PLN/USD Futures	Dec-18	6	(791,348)	2,660
Rapeseed Euro	Feb-19	19	(398,473)	4,769
Rapeseed Euro	May-19	8	(168,231)	1,528
Red Wheat Futures (Minneapolis Grain Exchange)	Mar-19	34	(978,775)	8,075
Red Wheat Futures (Minneapolis Grain Exchange)	May-19	8	(232,600)	2,300
Silver Futures	Mar-19	271	(19,264,050)	274,695
Soybean Futures	Jan-19	134	(5,994,825)	(200,562)
Soybean Futures	Mar-19	240	(10,890,000)	(193,750)
Soybean Futures	May-19	2	(92,050)	(2,337)
Soybean Meal Futures	Jan-19	94	(2,918,700)	2,520
Soybean Meal Futures	Mar-19	17	(532,440)	5,450
Soybean Oil Futures	Jan-19	39	(656,604)	18,300
Soybean Oil Futures	Mar-19	132	(2,241,360)	11,256
Soybean Oil Futures	May-19	16	(274,176)	(3,162)
SPI 200 Futures	Dec-18	5	(518,389)	1,261
Sugar No. 11 (World)	Mar-19	10	(143,808)	(215,734)
Sugar No. 11 (World)	May-19	8	(116,032)	(1,355)
Topix Index Futures	Dec-18	22	(3,232,701)	(48,584)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-19	984	(98,793,942)	(335,797)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-19	622	(122,085,390)	(77,532)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-19	1,077	(107,266,670)	(173,039)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-19	312	(36,788,852)	(148,265)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-19	23	(2,321,593)	(3,047)
Wheat (Chicago Board of Trade)	Mar-19	373	(9,618,738)	(12,320)
Wheat (Chicago Board of Trade)	May-19	47	(1,224,938)	8,425
White Sugar ICE	Mar-19	19	(330,790)	785
White Sugar ICE	May-19	4	(70,420)	575
White Sugar ICE	Aug-19	1	(17,855)	145
WTI Crude Futures	Jan-19	147	(7,486,710)	363,370
WTI Crude Futures	Feb-19	88	(4,495,920)	7,790
				$1,934,188
Total Futures Contracts				$8,377,447

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2018 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	4,376,622	USD	3,203,958	Dec 03 2018	BOA	$(4,919)
AUD	3,608,137	USD	2,635,499	Dec 04 2018	BOA	1,874
AUD	33,159,611	USD	23,925,918	Dec 19 2018	BOA	318,654
AUD	28,789,000	USD	20,669,313	Dec 21 2018	BOA	380,446
BRL	35,407,201	USD	9,077,291	Dec 19 2018	BOA	69,457
CAD	42,454,157	USD	31,925,008	Dec 03 2018	BOA	29,751
CAD	34,358,859	USD	26,438,717	Dec 19 2018	BOA	(564,417)
CAD	27,383,000	USD	21,024,925	Dec 21 2018	BOA	(402,445)
CHF	41,563,465	USD	41,705,263	Dec 03 2018	BOA	(91,296)
CHF	41,563,465	USD	41,567,622	Dec 04 2018	BOA	50,006
CHF	10,601,000	USD	10,788,583	Dec 21 2018	BOA	(150,537)
CLP	3,326,460,428	USD	4,950,000	Dec 19 2018	BOA	3,214
CNH	11,848,087	USD	1,700,000	Dec 19 2018	BOA	3,651
COP	22,169,071,025	USD	7,000,000	Dec 19 2018	BOA	(152,934)
CZK	127,375,734	EUR	4,950,000	Dec 19 2018	BOA	(53,654)
EUR	66,214,937	USD	75,358,661	Dec 03 2018	BOA	(379,641)
EUR	732,782	GBP	652,468	Dec 04 2018	BOA	(1,714)
EUR	65,004,012	USD	73,539,090	Dec 04 2018	BOA	74,207
EUR	5,650,000	CZK	146,549,600	Dec 19 2018	BOA	10,546
EUR	5,000,000	HUF	1,625,976,819	Dec 19 2018	BOA	(26,766)
EUR	21,100,000	NOK	204,353,551	Dec 19 2018	BOA	134,926
EUR	5,500,000	PLN	23,707,485	Dec 19 2018	BOA	(17,947)
EUR	46,200,000	SEK	486,077,841	Dec 19 2018	BOA	(1,098,292)
EUR	24,541,675	USD	28,297,707	Dec 19 2018	BOA	(459,903)
EUR	3,931,000	JPY	507,654,686	Dec 21 2018	BOA	(22,006)
EUR	26,118,000	USD	30,258,558	Dec 21 2018	BOA	(625,687)
EUR	100,000	HUF	32,459,456	Mar 20 2019	BOA	(155)
EUR	9,400,000	SEK	97,056,641	Mar 20 2019	BOA	(19,444)
GBP	26,078,477	USD	33,478,308	Dec 03 2018	BOA	(243,649)
GBP	26,278,212	USD	33,582,061	Dec 04 2018	BOA	(91,394)
GBP	25,426,009	USD	32,399,290	Dec 05 2018	BOA	6,689
GBP	33,446,629	USD	43,943,802	Dec 19 2018	BOA	(1,273,482)
GBP	20,816,000	USD	27,093,846	Dec 21 2018	BOA	(533,384)
HUF	1,616,499,290	EUR	5,000,000	Dec 19 2018	BOA	(6,448)
HUF	546,633,707	USD	1,946,719	Dec 19 2018	BOA	(31,019)
HUF	32,402,664	EUR	100,000	Mar 20 2019	BOA	(46)
ILS	26,532,749	USD	7,300,000	Dec 19 2018	BOA	(154,977)
INR	967,156,444	USD	13,166,771	Dec 19 2018	BOA	679,334
JPY	3,107,681,110	USD	27,394,111	Dec 03 2018	BOA	(11,623)
JPY	3,025,405,981	USD	26,618,764	Dec 04 2018	BOA	40,614
JPY	5,075,555,705	USD	45,286,428	Dec 19 2018	BOA	(485,975)
JPY	6,669,031,000	USD	59,310,790	Dec 21 2018	BOA	(430,661)
KRW	10,490,761,671	USD	9,393,986	Dec 19 2018	BOA	(29,205)
MXN	117,540,673	USD	6,083,313	Dec 19 2018	BOA	(325,568)
MXN	157,704,000	USD	8,067,698	Dec 21 2018	BOA	(344,906)
NOK	312,246,800	EUR	32,750,000	Dec 19 2018	BOA	(784,389)
NOK	62,371,385	USD	7,570,753	Dec 19 2018	BOA	(306,998)
NZD	367,764	USD	252,568	Dec 03 2018	BOA	245

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
NZD	21,055,044	USD	14,031,904	Dec 19 2018	BOA	445,849
NZD	7,640,000	USD	5,099,004	Dec 21 2018	BOA	154,540
PHP	85,724,694	USD	1,600,000	Dec 19 2018	BOA	33,390
PHP	57,902,737	USD	1,100,000	Mar 20 2019	BOA	(4,176)
PLN	30,361,939	EUR	7,050,000	Dec 19 2018	BOA	15,947
PLN	44,671,215	USD	12,066,709	Dec 19 2018	BOA	(277,536)
PLN	14,680,119	EUR	3,400,000	Mar 20 2019	BOA	(3,699)
RUB	472,499,709	USD	7,104,595	Dec 19 2018	BOA	(70,651)
SEK	3,441,924	USD	377,735	Dec 04 2018	BOA	459
SEK	335,237,855	EUR	32,400,000	Dec 19 2018	BOA	148,558
SEK	63,923,932	USD	7,109,673	Dec 19 2018	BOA	(73,473)
SEK	1,033,887	EUR	100,000	Mar 20 2019	BOA	359
SGD	9,444,244	USD	6,887,503	Dec 19 2018	BOA	(1,260)
SGD	16,449,000	USD	11,995,091	Dec 21 2018	BOA	(832)
THB	80,896,079	USD	2,500,000	Dec 19 2018	BOA	(38,464)
TRY	7,573,470	USD	1,300,000	Dec 19 2018	BOA	136,237
TWD	533,285,259	USD	17,350,000	Dec 19 2018	BOA	(9,253)
USD	3,202,930	AUD	4,376,622	Dec 03 2018	BOA	3,891
USD	2,637,710	AUD	3,608,137	Dec 04 2018	BOA	337
USD	1,387,118	AUD	1,900,656	Dec 05 2018	BOA	(2,195)
USD	21,983,123	AUD	30,749,965	Dec 19 2018	BOA	(499,641)
USD	31,346,523	AUD	43,990,000	Dec 21 2018	BOA	(817,806)
USD	8,430,034	BRL	34,910,149	Dec 19 2018	BOA	(588,310)
USD	1,450,000	BRL	5,617,600	Mar 20 2019	BOA	7,852
USD	31,981,643	CAD	42,454,157	Dec 03 2018	BOA	26,884
USD	31,619,637	CAD	42,047,097	Dec 04 2018	BOA	(29,363)
USD	36,059,552	CAD	47,191,472	Dec 19 2018	BOA	521,518
USD	41,987,378	CAD	55,136,000	Dec 21 2018	BOA	463,765
USD	41,858,652	CHF	41,563,465	Dec 03 2018	BOA	244,686
USD	41,708,695	CHF	41,563,465	Dec 04 2018	BOA	91,067
USD	41,570,989	CHF	41,563,465	Dec 05 2018	BOA	(50,300)
USD	25,663,952	CHF	25,058,000	Dec 21 2018	BOA	518,385
USD	5,190,002	CLP	3,532,614,397	Dec 19 2018	BOA	(70,183)
USD	2,550,000	CLP	1,718,439,575	Mar 20 2019	BOA	(10,864)
USD	5,500,000	CNH	38,065,852	Dec 19 2018	BOA	26,465
USD	9,400,000	COP	29,688,889,858	Dec 19 2018	BOA	230,387
USD	5,050,000	COP	16,404,243,925	Mar 20 2019	BOA	1,893
USD	75,310,809	EUR	66,214,937	Dec 03 2018	BOA	331,789
USD	74,819,964	EUR	65,736,794	Dec 04 2018	BOA	376,833
USD	73,252,699	EUR	64,746,155	Dec 05 2018	BOA	(74,047)
USD	44,425,297	EUR	38,278,228	Dec 19 2018	BOA	1,006,018
USD	55,452,969	EUR	47,885,000	Dec 21 2018	BOA	1,123,770
USD	33,325,686	GBP	26,078,477	Dec 03 2018	BOA	91,027
USD	32,652,582	GBP	25,625,744	Dec 04 2018	BOA	(6,536)
USD	52,745,354	GBP	40,593,448	Dec 19 2018	BOA	957,313
USD	44,175,664	GBP	33,973,000	Dec 21 2018	BOA	827,347
USD	2,588,871	HUF	723,018,834	Dec 19 2018	BOA	55,021
USD	13,000,000	ILS	46,534,302	Dec 19 2018	BOA	468,744
USD	10,691,091	INR	779,106,992	Dec 19 2018	BOA	(462,841)
USD	27,376,840	JPY	3,107,681,110	Dec 03 2018	BOA	(5,647)
USD	26,668,653	JPY	3,025,405,981	Dec 04 2018	BOA	9,275
USD	25,963,873	JPY	2,950,859,030	Dec 05 2018	BOA	(40,401)
USD	67,971,466	JPY	7,611,830,452	Dec 19 2018	BOA	784,054
USD	100,714,750	JPY	11,272,921,000	Dec 21 2018	BOA	1,187,390
USD	11,603,247	KRW	13,098,488,630	Dec 19 2018	BOA	(89,372)
USD	5,322,750	MXN	105,054,333	Dec 19 2018	BOA	176,650
USD	3,379,948	MXN	66,992,000	Dec 21 2018	BOA	99,338
USD	9,673,531	NOK	80,507,363	Dec 19 2018	BOA	297,665
USD	252,275	NZD	367,764	Dec 03 2018	BOA	(538)
USD	12,300,506	NZD	18,763,962	Dec 19 2018	BOA	(601,866)
USD	10,336,259	NZD	15,834,000	Dec 21 2018	BOA	(551,781)
USD	1,616,797	PHP	85,724,694	Dec 19 2018	BOA	(16,593)
USD	12,828,653	PLN	47,628,531	Dec 19 2018	BOA	259,016
USD	6,850,000	RUB	472,499,709	Dec 19 2018	BOA	(183,944)
USD	50,000	RUB	3,390,455	Mar 20 2019	BOA	50
USD	378,616	SEK	3,441,924	Dec 04 2018	BOA	422
USD	9,096,058	SEK	81,877,684	Dec 19 2018	BOA	83,662
USD	10,810,236	SGD	14,879,493	Dec 19 2018	BOA	(39,105)
USD	11,948,406	SGD	16,449,000	Dec 21 2018	BOA	(45,853)
USD	4,700,000	THB	154,239,637	Dec 19 2018	BOA	6,739
USD	1,100,000	TRY	7,559,771	Dec 19 2018	BOA	(333,640)
USD	17,790,837	TWD	542,720,002	Dec 19 2018	BOA	143,302
USD	7,450,000	TWD	227,423,924	Mar 20 2019	BOA	(1,812)
USD	6,830,978	ZAR	103,244,419	Dec 19 2018	BOA	(601,483)
ZAR	144,971,577	USD	10,069,497	Dec 19 2018	BOA	366,860
ZAR	13,976,000	USD	1,017,624	Dec 21 2018	BOA	(11,758)
Total Forward Foreign Currency Contracts						$(1,212,336)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018

(UNAUDITED)

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS - 0.0%
AUD/USD Currency Futures, Expires 12/7/18, Strike Price $72.00	Put	BAML	329	AUD	32,900,000	$46,060
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.50	Put	BAML	4,356	EUR	174,614,616	30,822
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.875	Put	BAML	1,956	EUR	78,357,360	179,920
TOTAL PURCHASED OPTIONS (COST $435,193)						$256,802

	PUT/CALL	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS - 0.0%
1-Year Euro, Expires 3/15/19, Strike Price $97.00	Call	BAML	(1,045)	EUR	40,581,530	$(326,563)
1-Year Euro, Expires 6/14/19, Strike Price $96.625	Put	BAML	(1,045)	EUR	40,581,530	(137,156)
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.375	Put	BAML	(4,356)	EUR	174,614,616	(30,822)
3-Month Euro Euribor, Expires 3/16/20, Strike Price $99.625	Put	BAML	(1,956)	EUR	78,357,360	(69,200)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $610,372)						$(563,741)

AUD	Australian Dollar	INR	Indian Rupee
BAML	Bank of America Merrill Lynch	JPY	Japanese Yen
BOA	Bank of America	KRW	Korean Won
BRL	Brazilian Real	LME	London Mercantile Exchange
CAD	Canadian Dollar	MXN	Mexican Peso
CBOT	Chicago Board of Trade	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PHP	Philippine Peso
CNH	Chinese Yuan Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RBOB	Reformulated Blendstock for Oxygenate Blending
CZK	Czech Koruna	RUB	Russian Ruble
DAX	Deutscher Aktienindex	SEK	Swedish Krona
DJIA	Dow Jones Industrial Average	SGD	Singapore Dollar
EUR	Euro	THB	Thai Baht
FTSE	Financial Times Stock Exchange	TRY	Turkish Lira
GBP	British Pound	TSX	Toronto Stock Exchange
HUF	Hungarian Forint	TWD	Taiwan Dollar
IBEX	Index of the Bolsa de Madrid	USD	United States Dollar
ICE	Intercontinental Exchange	WCE	Winnipeg Commodity Exchange
ILS	Israeli New Shekel	WTI	West Texas Intermediate
		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2018

(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000’s)	VALUE
SHORT-TERM INVESTMENTS - 82.2%
U.S. TREASURY OBLIGATIONS - 82.2%
U.S. Treasury Bills	2.098%	12/13/18	$1,831	$1,829,909
U.S. Treasury Bills	2.069%	12/20/18	179	178,819
U.S. Treasury Bills	2.153%	01/17/19	2,319	2,312,416
U.S. Treasury Bills	2.205%	02/14/19	2,348	2,336,978
U.S. Treasury Bills	2.265%	02/28/19	197	195,899
U.S. Treasury Bills	2.362%	03/14/19	116	115,244
U.S. Treasury Bills	2.352%	03/21/19	2,324	2,307,712
U.S. Treasury Bills	2.389%	03/28/19	2,928	2,905,927
U.S. Treasury Bills	2.458%	04/11/19	984	975,476
U.S. Treasury Bills	2.457%	04/18/19	99	98,091
U.S. Treasury Bills	2.473%	04/25/19	312	308,982
U.S. Treasury Bills	2.499%	05/02/19	171	169,262
U.S. Treasury Bills	2.506%	05/09/19	2,927	2,895,787
U.S. Treasury Bills	2.510%	05/16/19	104	102,840
U.S. Treasury Bills	2.530%	05/23/19	297	293,530
				17,026,872
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,027,411)				17,026,872
TOTAL INVESTMENTS - 82.2%
(Cost $17,027,411)				17,026,872

OTHER ASSETS IN EXCESS OF LIABILITIES - 17.8%				3,678,406
NET ASSETS - 100.0%				$20,705,278

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

Futures contracts outstanding as of November 30, 2018 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Dec-18	27	$2,378,540	$10,298
3-Month Euro Euribor	Jun-19	30	8,490,790	1,259
3-Month Euro Euribor	Sep-19	33	9,339,869	5,731
3-Month Euro Euribor	Mar-20	16	4,528,422	4,571
3-Month Euro Euribor	Mar-21	1	283,026	170
90-DAY Bank Bill	Jun-19	19	13,887,062	1,321
90-DAY Bank Bill	Mar-20	1	730,898	-
90-DAY Eurodollar Futures	Sep-19	1	250,000	(4,037)
90-DAY Eurodollar Futures	Mar-20	7	1,750,000	(138)
90-DAY Sterling Futures	Sep-19	44	7,008,334	(4,747)
90-DAY Sterling Futures	Mar-20	44	7,008,334	(4,651)
90-DAY Sterling Futures	Sep-20	13	2,070,644	(908)
90-DAY Sterling Futures	Sep-21	7	1,114,962	(223)
Australian 10-Year Bond Futures	Dec-18	2	146,180	411
Australian 3-Year Bond Futures	Dec-18	17	1,242,527	(1,446)
Canadian 10-Year Bond Futures	Mar-19	3	225,793	1,535
Dollar Index	Dec-18	12	1,200,000	21,350
Euro-Bobl Futures	Dec-18	11	1,245,316	2,717
Euro-Bobl Futures	Mar-19	6	679,263	1,585
Euro-Bund Futures	Dec-18	15	1,698,158	15,646
Euro-Bund Futures	Mar-19	10	1,132,105	7,370
Euro-Oat Futures	Dec-18	8	905,684	11,502
Euro-Oat Futures	Mar-19	1	113,211	125
Euro-Schatz Futures	Dec-18	7	792,474	311
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-18	3	2,642,823	7,400
Live Cattle Futures	Feb-19	2	96,400	1,910
LME Aluminum Forward	Dec-18	18	885,038	(32,910)
LME Copper Forward	Dec-18	14	2,179,450	5,564
LME Nickel Forward	Dec-18	6	401,346	(1,494)
Long Gilt Futures	Mar-19	12	1,529,091	8,028
MXN Currency Futures	Dec-18	5	122,827	(7,615)
Natural Gas Futures	Jan-19	1	46,100	10,410
Natural Gas Futures	Feb-19	2	88,400	240
Nikkei 225 (Singapore Exchange)	Dec-18	1	98,555	286
S&P 500 E-Mini Futures	Dec-18	73	10,067,795	(570,512)
Sugar No. 11 (World)	Mar-19	3	43,142	(2,856)
				$(511,797)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

November 30, 2018

(UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
90-DAY Eurodollar Futures	Jun-19	16	$(4,000,000)	$(2,175)
90-DAY Eurodollar Futures	Dec-19	5	(1,250,000)	(1,113)
90-DAY Eurodollar Futures	Jun-20	4	(1,000,000)	(400)
90-DAY Eurodollar Futures	Sep-20	3	(750,000)	(538)
90-DAY Eurodollar Futures	Dec-20	3	(750,000)	(588)
90-DAY Eurodollar Futures	Mar-21	2	(500,000)	(938)
90-DAY Eurodollar Futures	Sep-21	4	(1,000,000)	(2,575)
90-DAY Sterling Futures	Jun-19	2	(318,561)	16
90-DAY Sterling Futures	Jun-20	2	(318,561)	(510)
90-DAY Sterling Futures	Dec-20	3	(477,841)	(398)
AUD/USD Currency Futures	Dec-18	14	(1,023,257)	(12,500)
CAC40 10 Euro Futures	Dec-18	2	(112,984)	(1,149)
CAD Currency Futures	Dec-18	27	(2,032,138)	28,740
CHF Currency Futures	Dec-18	19	(2,377,258)	5,588
Coffee ‘C’ Futures	Mar-19	6	(241,988)	12,300
Coffee ‘C’ Futures	May-19	1	(41,419)	1,575
Coffee ‘C’ Futures	Jul-19	1	(42,431)	6,113
Copper Futures	Mar-19	4	(278,750)	(613)
Corn Futures	Mar-19	23	(434,413)	(4,388)
Cotton No.2 Futures	Mar-19	2	(78,910)	(825)
DAX Index Futures	Dec-18	4	(1,273,392)	61,813
EUR Foreign Exchange Currency Futures	Dec-18	29	(4,103,882)	83,606
Euro STOXX 50	Dec-18	3	(107,425)	6,679
Euro/JPY Futures	Dec-18	4	(566,053)	(1,310)
Euro-BTP Futures	Dec-18	3	(339,632)	(10,257)
FTSE 100 Index Futures	Dec-18	4	(355,208)	4,804
FTSE/JSE TOP 40	Dec-18	2	(64,785)	3,152
FTSE/MIB Index Futures	Dec-18	2	(217,070)	408
Gasoline RBOB Futures	Jan-19	5	(294,399)	12,008
Gasoline RBOB Futures	Feb-19	5	(295,092)	(1,495)
GBP Currency Futures	Dec-18	8	(637,121)	17,769
Gold 100 Oz Futures	Feb-19	17	(2,084,200)	5,200
Hang Seng Index Futures	Dec-18	4	(678,195)	(9,234)
JPY Currency Futures	Dec-18	31	(3,413,646)	45,681
Kansas City Hard Red Winter Wheat Futures	Mar-19	3	(75,038)	288
Lean Hogs Futures	Feb-19	4	(108,080)	(10,590)
LME Aluminum Forward	Dec-18	18	(885,038)	37,696
LME Aluminum Forward	Mar-19	9	(441,956)	(4,909)
LME Copper Forward	Dec-18	14	(2,179,450)	(47,266)
LME Copper Forward	Mar-19	4	(619,650)	819
LME Nickel Forward	Dec-18	6	(401,346)	87,884
LME Nickel Forward	Mar-19	6	(403,884)	1,434
Nasdaq 100 E-Mini	Dec-18	2	(277,980)	(9,010)
Natural Gas Futures	Jan-19	1	(46,100)	(510)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jan-19	1	(76,835)	386
NY Harbor Ultra-Low Sulfur Diesel Futures	Feb-19	3	(229,622)	1,205
NZD Currency Futures	Dec-18	6	(412,439)	(16,320)
OMX Stockholm 30 Index Futures	Dec-18	5	(83,044)	(1,584)
Silver Futures	Mar-19	7	(497,600)	6,746
Soybean Futures	Jan-19	5	(223,688)	(6,738)
Soybean Futures	Mar-19	6	(272,250)	(3,900)
Soybean Meal Futures	Jan-19	3	(93,150)	260
Sugar No. 11 (World)	Mar-19	3	(43,142)	829
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Mar-19	25	(2,510,010)	(9,570)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Mar-19	8	(1,570,235)	(1,000)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Mar-19	19	(1,892,349)	(4,195)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-19	6	(707,480)	(3,703)
Wheat (Chicago Board of Trade)	Mar-19	10	(257,875)	(100)
Wheat (Chicago Board of Trade)	May-19	1	(26,063)	588
WTI Crude Futures	Jan-19	6	(305,580)	12,450
WTI Crude Futures	Feb-19	3	(153,270)	(900)
				$274,736
Total Futures Contracts				$(237,061)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

November 30, 2018

(UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2018 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	90,852	USD	66,431	Dec 03 2018	SOCIETE GENERALE	$(24)
AUD	90,852	USD	66,349	Dec 04 2018	SOCIETE GENERALE	59
BRL	780,527	USD	200,000	Dec 19 2018	SOCIETE GENERALE	1,634
CAD	2,009,865	USD	1,512,200	Dec 03 2018	SOCIETE GENERALE	602
CHF	1,975,416	USD	1,981,956	Dec 03 2018	SOCIETE GENERALE	(4,140)
CHF	1,975,416	USD	1,975,811	Dec 04 2018	SOCIETE GENERALE	2,179
CLP	135,148,700	USD	200,000	Dec 19 2018	SOCIETE GENERALE	1,241
CNH	348,975	USD	50,000	Dec 19 2018	SOCIETE GENERALE	180
COP	636,444,300	USD	200,000	Dec 19 2018	SOCIETE GENERALE	(3,430)
CZK	5,154,660	EUR	200,000	Dec 19 2018	SOCIETE GENERALE	(1,811)
EUR	3,111,588	USD	3,541,298	Dec 03 2018	SOCIETE GENERALE	(17,866)
EUR	25,776	GBP	22,952	Dec 04 2018	SOCIETE GENERALE	(62)
EUR	3,085,812	USD	3,490,053	Dec 04 2018	SOCIETE GENERALE	4,451
EUR	200,000	CZK	5,188,931	Dec 19 2018	SOCIETE GENERALE	315
EUR	100,000	HUF	32,551,956	Dec 19 2018	SOCIETE GENERALE	(649)
EUR	650,000	NOK	6,299,627	Dec 19 2018	SOCIETE GENERALE	3,647
EUR	150,000	PLN	645,650	Dec 19 2018	SOCIETE GENERALE	(247)
EUR	1,400,000	SEK	14,742,577	Dec 19 2018	SOCIETE GENERALE	(34,707)
EUR	300,000	SEK	3,097,320	Mar 20 2019	SOCIETE GENERALE	(595)
GBP	1,232,983	USD	1,582,720	Dec 03 2018	SOCIETE GENERALE	(11,395)
GBP	1,232,983	USD	1,575,573	Dec 04 2018	SOCIETE GENERALE	(4,180)
GBP	1,210,031	USD	1,542,130	Dec 05 2018	SOCIETE GENERALE	80
HUF	32,268,743	EUR	100,000	Dec 19 2018	SOCIETE GENERALE	(344)
ILS	1,091,826	USD	300,000	Dec 19 2018	SOCIETE GENERALE	(5,981)
INR	11,053,312	USD	150,000	Dec 19 2018	SOCIETE GENERALE	8,243
JPY	141,438,580	USD	1,246,594	Dec 03 2018	SOCIETE GENERALE	(347)
JPY	141,438,580	USD	1,244,729	Dec 04 2018	SOCIETE GENERALE	1,604
KRW	112,841,130	USD	101,623	Dec 19 2018	SOCIETE GENERALE	(893)
NOK	10,004,031	EUR	1,050,000	Dec 19 2018	SOCIETE GENERALE	(25,956)
PHP	2,652,350	USD	50,000	Dec 19 2018	SOCIETE GENERALE	538
PHP	2,631,300	USD	50,000	Mar 20 2019	SOCIETE GENERALE	(202)
PLN	861,473	EUR	200,000	Dec 19 2018	SOCIETE GENERALE	490
PLN	431,763	EUR	100,000	Mar 20 2019	SOCIETE GENERALE	(110)
RUB	13,832,789	USD	208,206	Dec 19 2018	SOCIETE GENERALE	(2,282)
SEK	9,318,623	EUR	900,000	Dec 19 2018	SOCIETE GENERALE	4,838
SGD	206,043	USD	150,000	Dec 19 2018	SOCIETE GENERALE	236
THB	4,877,876	USD	150,000	Dec 19 2018	SOCIETE GENERALE	(1,574)
TWD	18,421,111	USD	600,000	Dec 19 2018	SOCIETE GENERALE	(1,004)
ZAR	1,449,810	USD	100,000	Dec 19 2018	SOCIETE GENERALE	4,370
USD	66,461	AUD	90,852	Dec 03 2018	SOCIETE GENERALE	54
USD	66,432	AUD	90,852	Dec 04 2018	SOCIETE GENERALE	24
USD	66,350	AUD	90,852	Dec 05 2018	SOCIETE GENERALE	(59)
USD	200,000	BRL	820,958	Dec 19 2018	SOCIETE GENERALE	(12,078)
USD	50,000	BRL	193,697	Mar 20 2019	SOCIETE GENERALE	274
USD	1,513,877	CAD	2,009,865	Dec 03 2018	SOCIETE GENERALE	1,074
USD	1,512,223	CAD	2,009,865	Dec 04 2018	SOCIETE GENERALE	(610)
USD	1,989,442	CHF	1,975,416	Dec 03 2018	SOCIETE GENERALE	11,625
USD	1,982,118	CHF	1,975,416	Dec 04 2018	SOCIETE GENERALE	4,127
USD	1,975,969	CHF	1,975,416	Dec 05 2018	SOCIETE GENERALE	(2,195)
USD	200,000	CLP	135,956,300	Dec 19 2018	SOCIETE GENERALE	(2,444)

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

November 30, 2018

(UNAUDITED)

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
USD	100,000	CLP	67,407,650	Mar 20 2019	SOCIETE GENERALE	(453)
USD	200,000	CNH	1,383,943	Dec 19 2018	SOCIETE GENERALE	1,001
USD	300,000	COP	952,954,343	Dec 19 2018	SOCIETE GENERALE	5,674
USD	150,000	COP	487,429,275	Mar 20 2019	SOCIETE GENERALE	3
USD	3,539,587	EUR	3,111,588	Dec 03 2018	SOCIETE GENERALE	16,155
USD	3,541,553	EUR	3,111,588	Dec 04 2018	SOCIETE GENERALE	17,859
USD	3,490,306	EUR	3,085,812	Dec 05 2018	SOCIETE GENERALE	(4,458)
USD	1,575,506	GBP	1,232,983	Dec 03 2018	SOCIETE GENERALE	4,180
USD	1,542,064	GBP	1,210,031	Dec 04 2018	SOCIETE GENERALE	(79)
USD	500,000	ILS	1,792,104	Dec 19 2018	SOCIETE GENERALE	17,403
USD	200,000	INR	14,485,928	Dec 19 2018	SOCIETE GENERALE	(7,385)
USD	1,245,749	JPY	141,438,580	Dec 03 2018	SOCIETE GENERALE	(499)
USD	1,246,677	JPY	141,438,580	Dec 04 2018	SOCIETE GENERALE	343
USD	1,244,811	JPY	141,438,580	Dec 05 2018	SOCIETE GENERALE	(1,608)
USD	100,000	KRW	112,841,130	Dec 19 2018	SOCIETE GENERALE	(730)
USD	50,664	PHP	2,652,350	Dec 19 2018	SOCIETE GENERALE	126
USD	200,000	RUB	13,832,789	Dec 19 2018	SOCIETE GENERALE	(5,924)
USD	250,000	SGD	344,395	Dec 19 2018	SOCIETE GENERALE	(1,115)
USD	200,000	THB	6,545,444	Dec 19 2018	SOCIETE GENERALE	833
USD	603,680	TWD	18,421,111	Dec 19 2018	SOCIETE GENERALE	4,684
USD	250,000	TWD	7,627,930	Mar 20 2019	SOCIETE GENERALE	62
USD	50,000	ZAR	763,260	Dec 19 2018	SOCIETE GENERALE	(4,946)
Total Forward Foreign Currency Contracts						$(42,174)

AUD	Australian Dollar	PLN	Polish Zloty
BRL	Brazilian Real	RBOB	Reformulated Blendstock for Oxygenate Blending
CAD	Canadian Dollar	RUB	Russian Ruble
CHF	Swiss Franc	SEK	Swedish Krona
CLP	Chilean Peso	SGD	Singapore Dollar
CNH	Chinese Yuan Renminbi	THB	Thai Baht
COP	Colombian Peso	TWD	Taiwan Dollar
CZK	Czech Koruna	USD	United States Dollar
DAX	Deutscher Aktienindex	WTI	West Texas Intermediate
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LME	London Mercantile Exchange
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS

November 30, 2018

(UNAUDITED)

CONSOLIDATION OF SUBSIDIARY — The Abbey Capital Futures Strategy Fund (the “ACFSF”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACFSF investing up to 25% of its total assets in Abbey Capital Master Offshore Fund Limited, a wholly-owned and controlled subsidiary of the ACFSF organized under the laws of the Cayman Islands (the “Cayman Subsidiary”). The ACFSF may also invest a portion of its assets in segregated series of the Abbey Capital Onshore Series LLC (the “Onshore Subsidiary”). The consolidated financial statements of the ACFSF include the financial statements of the Cayman Subsidiary and Onshore Subsidiary. The ACFSF consolidates the results of subsidiaries in which the ACFSF holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2018, the net assets of the Subsidiaries were $152,055,434, which represented 19.62% of the ACFSF’s net assets.

The Abbey Capital Multi Asset Fund (the “ACMAF”) seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy, a “Long U.S. Equity” strategy and a “Fixed Income” strategy. The Managed Futures strategy will be achieved by the ACMAF investing up to 25% of its total assets in Abbey Capital Multi Asset Offshore Fund Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the ACMAF organized under the laws of the Cayman Islands. The consolidated financial statements of the ACMAF include the financial statements of the Subsidiary. The ACMAF consolidates the results of subsidiaries in which the ACMAF holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of November 30, 2018, the net assets of the Subsidiary were $4,446,946 which represented 21.48% of the ACMAF’s net assets.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds’ investments carried at fair value:

ABBEY CAPITAL FUTURES STRATEGY FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$480,884,129	$480,884,129	$-	$-
Commodity Contracts
Futures Contracts	5,937,668	5,937,668	-	-
Equity Contracts
Futures Contracts	1,011,891	1,011,891	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	13,528,368	-	13,528,368	-
Futures Contracts	2,842,460	2,842,460	-	-
Interest Rate Contracts
Futures Contracts	4,320,747	4,320,747	-	-
Purchased Options	256,802	256,802	-	-
Total Assets	$508,782,065	$495,253,697	$13,528,368	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(2,852,112)	$(2,852,112)	$-	$-
Equity Contracts
Futures Contracts	(427,247)	(427,247)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(14,740,704)	-	(14,740,704)	-
Futures Contracts	(67,871)	(67,871)	-	-
Interest Rate Contracts
Futures Contracts	(2,388,089)	(2,388,089)	-	-
Written Options	(563,741)	(563,741)	-	-
Total Liabilities	$(21,039,764)	$(6,299,060)	$(14,740,704)	$-

ABBEY CAPITAL MULTI ASSET FUND

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$17,026,872	$17,026,872	$-	$-
Commodity Contracts
Futures Contracts	205,905	205,905	-	-
Equity Contracts
Futures Contracts	77,142	77,142	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	120,208	-	120,208	-
Futures Contracts	202,734	202,734	-	-
Interest Rate Contracts
Futures Contracts	79,996	79,996	-	-
Total Assets	$17,712,857	$17,592,649	$120,208	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(119,494)	$(119,494)	$-	$-
Equity Contracts
Futures Contracts	(591,489)	(591,489)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(162,382)	-	(162,382)	-
Futures Contracts	(37,745)	(37,745)	-	-
Interest Rate Contracts
Futures Contracts	(54,110)	(54,110)	-	-
Total Liabilities	$(965,220)	$(802,838)	$(162,382)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, the Funds had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following tables list the fair values of the Funds’ derivative holdings as of November 30, 2018, grouped by contract type and risk exposure category.

ABBEY CAPITAL FUTURES STRATEGY FUND

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Purchased Options	$-	$256,802	$-	$-	$256,802
Forward Contracts*	-	-	13,528,368	-	13,528,368
Futures Contracts*	1,011,891	4,320,747	2,842,460	5,937,668	14,112,766
Total Value- Assets	$1,011,891	$4,577,549	$16,370,828	$5,937,668	$27,897,936
Liability Derivatives
Written Options	$-	$(563,741)	$-	$-	$(563,741)
Forward Contracts*	-	-	(14,740,704)	-	(14,740,704)
Futures Contracts*	(427,247)	(2,388,089)	(67,871)	(2,852,112)	(5,735,319)
Total Value- Liabilities	$(427,247)	$(2,951,830)	$(14,808,575)	$(2,852,112)	$(21,039,764)

*	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

ABBEY CAPITAL LIMITED

NOTES TO CONSOLIDATED PORTFOLIOS OF INVESTMENTS (CONTINUED)

November 30, 2018

(UNAUDITED)

ABBEY CAPITAL MULTI ASSET FUND

		INTEREST	FOREIGN
	EQUITY	RATE	CURRENCY	COMMODITY
DERIVATIVE TYPE	CONTRACTS	CONTRACTS	CONTRACTS	CONTRACTS	TOTAL
Asset Derivatives
Forward Contracts*	$-	$-	$120,208	$-	$120,208
Futures Contracts*	77,142	79,996	202,734	205,905	565,777
Total Value- Assets	$77,142	$79,996	$322,942	$205,905	$685,985
Liability Derivatives
Forward Contracts*	$-	$-	$(162,382)	$-	$(162,382)
Futures Contracts*	(591,489)	(54,110)	(37,745)	(119,494)	(802,838)
Total Value- Liabilities	$(591,489)	$(54,110)	$(200,127)	$(119,494)	$(965,220)

*	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

For the period ended November 30, 2018, the Funds’ average volume of derivatives was as follows:

ABBEY CAPITAL FUTURES STRATEGY FUND

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$1,064,763	$(780,726)	$3,375,026,004	$(3,410,559,589)	$(2,218,717,284)	$2,219,128,674

ABBEY CAPITAL MULTI ASSET FUND

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS - PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS - RECEIVABLE (VALUE AT TRADE DATE)
$92,433,139	$(53,145,517)	$(46,577,517)	$46,575,826

PURCHASED OPTIONS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Funds pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter (OTC) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Funds’ maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

FUTURES CONTRACTS — Each Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Funds to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Funds to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing its investment objectives, the Funds are subject to foreign investment and currency risk. The Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Funds’ investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Funds record realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 96.2%
Advertising — 0.3%
Telaria, Inc.*	96,056	$288,168
Trade Desk, Inc., (The), Class A*	5,177	737,464
		1,025,632
Aerospace/Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.*	9,214	324,425
Aerovironment, Inc.*	1,433	109,768
Cubic Corp.	27,392	1,676,116
Curtiss-Wright Corp.	2,004	221,242
Kaman Corp.	2,787	158,218
Kratos Defense & Security Solutions, Inc.*	32,090	426,797
Moog, Inc.	1,762	154,087
National Presto Industries, Inc.	1,073	137,859
		3,208,512
Agriculture — 0.2%
Andersons, Inc., (The)	3,403	112,503
Limoneira Co.	19,980	482,317
Universal Corp.	1,451	91,993
		686,813
Airlines — 0.5%
Allegiant Travel Co.	527	70,834
Hawaiian Holdings, Inc.	2,251	90,355
Mesa Air Group, Inc.*	42,847	517,592
SkyWest, Inc.	8,137	469,342
Spirit Airlines, Inc.*	6,781	434,798
		1,582,921
Apparel — 0.7%
Crocs, Inc.*	41,716	1,159,705
Lakeland Industries, Inc.*	23,652	313,389
Oxford Industries, Inc.	1,483	119,218
Skechers U.S.A., Inc., Class A*	6,336	171,072
Steven Madden Ltd.	4,833	155,768
Unifi, Inc.*	1,420	39,433
Wolverine World Wide, Inc.	5,464	189,054
		2,147,639
Auto Parts & Equipment — 1.0%
Cooper Tire & Rubber Co.	3,680	125,856
Gentherm, Inc.*	3,355	155,773
Methode Electronics, Inc.	1,987	60,206
Motorcar Parts of America, Inc.*	34,063	611,431
Spartan Motors, Inc.	106,784	859,611
Standard Motor Products, Inc.	1,827	96,228
Unique Fabricating, Inc.	89,400	523,884
Westport Fuel Systems, Inc.*	204,118	428,648
		2,861,637
Banks — 7.1%
American River Bankshares	45,180	669,567
Atlantic Capital Bancshares, Inc.*	26,552	488,822
Bank of Commerce Holdings	65,500	792,550
Banner Corp.	1,722	103,320
Baycom Corp.*	10,448	241,453
Boston Private Financial Holdings, Inc.	14,098	178,904
Capital Bancorp, Inc.*	25,390	315,344
Central Pacific Financial Corp.	2,762	77,446
City Holding Co.	4,208	322,880
Community Bank System, Inc.	1,997	131,123
Customers Bancorp, Inc.*	5,952	116,124
CVB Financial Corp.	8,715	202,537
Esquire Financial Holdings, Inc.*	57,016	1,429,961
Farmers National Bancorp	40,980	574,540
Fidelity Southern Corp.	1,703	40,412
First BanCorp*	46,257	418,626
First Bancshares, Inc., (The)	9,350	329,307
First Business Financial Services, Inc.	22,480	482,196
First Citizens BancShares, Inc., Class A	859	368,915
First Commonwealth Financial Corp.	11,374	158,554
First Financial Bancorp	7,350	205,212
First Financial Bankshares, Inc.	6,581	431,187
First Merchants Corp.	21,840	918,154
First Northwest Bancorp	28,070	434,523
Glacier Bancorp, Inc.	3,879	183,166
Green Bancorp, Inc.	3,338	67,895
Hanmi Financial Corp.	4,704	105,558
Heritage Commerce Corp.	34,487	492,819
Home BancShares, Inc.	11,434	224,221
Hope Bancorp, Inc.	11,164	169,693
Horizon Bancorp	38,377	667,760
Independent Bank Corp.	1,226	98,534
LCNB Corp.	24,620	394,905
Live Oak Bancshares, Inc.	13,929	249,468
MB Financial, Inc.	6,569	301,386
Meta Financial Group, Inc.	7,490	171,221
Metropolitan Bank Holding Corp.*	13,020	468,460
Midland States Bancorp, Inc.	22,550	585,172
Northeast Bancorp	42,790	796,750
Northrim BanCorp, Inc.	13,010	474,475
OFG Bancorp	8,517	154,839
OP Bancorp*	41,190	399,543
Opus Bank	6,972	150,595
Orrstown Financial Services, Inc.	15,980	329,508
Pacific City Financial Corp.	24,090	387,849
Parke Bancorp, Inc.	23,792	451,810
Premier Financial Bancorp, Inc.	43,975	818,375
Southside Bancshares, Inc.	6,218	212,220
Summit Financial Group, Inc.	25,940	545,778
Texas Capital Bancshares, Inc.*	1,396	83,285
Tompkins Financial Corp.	2,118	173,189
TriState Capital Holdings, Inc.*	12,980	325,928
Triumph Bancorp, Inc.*	7,747	296,555
TrustCo Bank Corp.	21,550	170,029
UMB Financial Corp.	3,746	253,492
United Bankshares, Inc.	4,329	156,580
United Community Banks, Inc.	27,880	720,698
Veritex Holdings, Inc.*	3,573	91,790
Walker & Dunlop, Inc.	1,239	58,518
West Bancorporation, Inc.	26,720	547,760
Westamerica Bancorp	3,455	218,356
		21,429,837

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Beverages — 0.5%
Celsius Holdings, Inc.*	87,352	342,420
Farmer Brothers Co.*	21,549	524,718
MGP Ingredients, Inc.	2,137	145,295
Primo Water Corp.*	32,153	466,862
		1,479,295
Biotechnology — 4.3%
Acer Therapeutics, Inc.*	13,967	319,984
Adaptimmune Therapeutics PLC, ADR*	22,698	139,820
Allakos, Inc.*	7,458	439,351
ANI Pharmaceuticals, Inc.*	2,019	112,236
Aratana Therapeutics, Inc.*	35,099	228,143
Argenx SE, ADR*	8,601	832,319
Atara Biotherapeutics, Inc.*	7,712	308,094
Avid Bioservices, Inc.*	116,214	615,934
Avrobio, Inc.*	7,989	214,025
Calyxt, Inc.*	10,196	117,458
Cambrex Corp.*	1,154	55,196
Champions Oncology, Inc.*	90,026	1,140,629
ChromaDex Corp.*	78,373	278,224
Deciphera Pharmaceuticals, Inc.*	8,740	227,852
Emergent BioSolutions, Inc.*	8,317	605,810
Five Prime Therapeutics, Inc.*	15,164	194,706
Guardant Health, Inc.*	17,845	637,602
Innoviva, Inc.*	9,226	168,467
Kindred Biosciences, Inc.*	13,038	177,317
Ligand Pharmaceuticals, Inc.*	1,187	187,273
Loxo Oncology, Inc.*	6,118	859,089
Myriad Genetics, Inc.*	2,083	67,156
NeoGenomics, Inc.*	109,252	1,791,733
Orchard Therapeutics PLC*	20,932	315,236
REGENXBIO, Inc.*	6,918	414,457
Rigel Pharmaceuticals, Inc.*	63,330	179,224
SESEN BIO, Inc.*	115,346	199,549
Spectrum Pharmaceuticals, Inc.*	5,282	76,378
Stemline Therapeutics, Inc.*	41,877	460,228
Twist Bioscience Corp.*	4,407	116,609
Veracyte, Inc.*	36,872	451,313
Vericel Corp.*	46,010	808,856
Zymeworks, Inc.*	12,750	164,092
		12,904,360

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Building Materials — 1.3%
AAON, Inc.	2,783	105,615
American Woodmark Corp.*	2,311	154,583
Apogee Enterprises, Inc.	2,264	82,523
Armstrong Flooring, Inc.*	30,872	482,838
Armstrong World Industries, Inc.	19,738	1,322,249
Boise Cascade Co.	3,023	80,351
Gibraltar Industries, Inc.*	4,141	149,739
Griffon Corp.	4,619	56,167
PGT Innovations, Inc.*	21,893	421,878
Simpson Manufacturing Co., Inc.	2,069	121,037
Summit Materials, Inc., Class A*	45,575	660,838
Universal Forest Products, Inc.	8,103	224,129
		3,861,947
Chemicals — 1.5%
AdvanSix, Inc.*	3,845	110,390
Balchem Corp.	1,142	99,011
Chemours Co., (The)	9,276	264,180
Codexis, Inc.*	41,771	915,620
HB Fuller Co.	4,743	228,802
Ingevity Corp.*	2,186	214,250
Innophos Holdings, Inc.	3,695	102,499
Innospec, Inc.	1,260	92,912
Koppers Holdings, Inc.*	2,012	37,504
Kraton Corp.*	2,728	71,474
Landec Corp.*	72,398	1,115,653
Northern Technologies International Corp.	7,763	259,129
Rayonier Advanced Materials, Inc.	8,012	118,177
Rogers Corp.*	4,306	554,010
Stepan Co.	2,701	218,295
		4,401,906
Coal — 0.0%
CONSOL Energy, Inc.*	1,543	53,017
SunCoke Energy, Inc.*	4,934	48,156
		101,173
Commercial Services — 5.4%
ABM Industries, Inc.	2,589	82,020
Acacia Research Corp.*	127,690	406,054
AMN Healthcare Services, Inc.*	3,294	209,828
ARC Document Solutions, Inc.*	128,280	309,155
ASGN, Inc.*	3,035	210,174
Barrett Business Services, Inc.	21,179	1,489,943
BG Staffing, Inc.	40,680	1,008,050
Bridgepoint Education, Inc.*	69,070	552,560
BrightView Holdings, Inc.*	47,549	599,117
Brink’s Co., (The)	4,054	287,104
CAI International, Inc.*	33,390	818,389
Cardtronics, PLC, Class A*	1,840	59,690
Care.com, Inc.*	30,887	553,495
Civeo Corp.*	97,393	164,594
CRA International, Inc.	8,340	406,575
Edison Nation, Inc.*	30,559	183,354
Green Dot Corp., Class A*	4,948	412,366
Hackett Group, Inc., (The)	22,815	402,685
Healthcare Services Group, Inc.	3,392	160,103
HealthEquity, Inc.*	10,180	902,864
Heidrick & Struggles International, Inc.	1,777	65,145
HMS Holdings Corp.*	9,256	330,809
I3 Verticals, Inc., Class A*	27,137	611,397
Insperity, Inc.	2,292	229,292
Kelly Services, Inc., Class A	19,482	446,527
Korn/Ferry International	4,210	206,164
LSC Communications, Inc.	5,222	52,324
MarketAxess Holdings, Inc.	2,439	531,043
Medifast, Inc.	6,418	953,073
Monro Muffler Brake, Inc.	1,316	107,017
Navigant Consulting, Inc.	3,071	78,679
Resources Connection, Inc.	46,446	782,151
RR Donnelley & Sons Co.	9,085	57,508
SP Plus Corp.*	13,285	402,668
Strategic Education, Inc.	2,810	383,537
Team, Inc.*	5,510	92,072
Viad Corp.	19,061	959,721
Willdan Group, Inc.*	13,028	491,025
		15,998,272

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Computers — 4.2%
3D Systems Corp.*	5,874	72,720
CACI International, Inc., Class A*	1,145	188,822
Computer Services, Inc.	19,369	1,021,715
Conduent, Inc.*	56,831	728,573
Elastic NV*	10,055	718,430
Endava PLC, SP ADR*	20,593	508,647
Engility Holdings, Inc.*	3,736	116,825
ExlService Holdings, Inc.*	1,497	86,766
Insight Enterprises, Inc.*	2,176	97,006
Kornit Digital Ltd.*	25,404	584,800
MAXIMUS, Inc.	1,853	131,785
Mercury Systems, Inc.*	8,302	430,127
Mitek Systems, Inc.*	80,435	769,763
MTS Systems Corp.	1,077	55,412
NCR Corp.*	27,902	773,164
PAR Technology Corp.*	48,139	956,522
PlayAGS, Inc.*	18,976	426,011
Pure Storage, Inc., Class A*	24,202	457,660
Quantum Corp.*	152,383	364,195
Rapid7, Inc.*	19,844	631,039
Sykes Enterprises, Inc.*	26,712	737,785
TTEC Holdings, Inc.	14,265	417,251
USA Technologies, Inc.*	47,187	234,519
Virtusa Corp.*	16,187	717,570
Vocera Communications, Inc.*	16,216	644,424
WNS Holdings Ltd., ADR*	13,384	653,675
		12,525,206
Cosmetics/Personal Care — 0.1%
Avon Products, Inc.*	25,193	53,409
Inter Parfums, Inc.	2,289	141,392
		194,801
Distribution/Wholesale — 0.9%
Anixter International, Inc.*	1,549	99,074
Dorman Products, Inc.*	1,213	106,574
Educational Development Corp.	32,351	315,422
EnviroStar, Inc.	12,357	437,438
Essendant, Inc.	12,263	155,004
Fossil Group, Inc.*	7,293	140,974
G-III Apparel Group Ltd.*	3,296	132,104
Pool Corp.	2,106	342,246
ScanSource, Inc.*	3,047	115,908
SiteOne Landscape Supply, Inc.*	14,267	879,418
Veritiv Corp.*	1,421	43,127
		2,767,289
Diversified Financial Services — 1.7%
Blucora, Inc.*	3,569	110,496
Encore Capital Group, Inc.*	4,540	127,029
Enova International, Inc.*	21,642	479,154
Evercore Partners, Inc., Class A	9,559	789,191
Greenhill & Co., Inc.	3,731	87,790
Interactive Brokers Group, Inc., Class A	3,063	177,195
Investment Technology Group, Inc.	2,378	71,649
LendingTree, Inc.*	2,647	689,120
Moelis & Co., Class A	18,062	730,066
PRA Group, Inc.*	3,304	100,838
Silvercrest Asset Management Group, Inc., Class A	65,382	913,387
WageWorks, Inc.*	13,302	443,356
World Acceptance Corp.*	2,155	234,766
		4,954,037
Electric — 0.3%
ALLETE, Inc.	4,232	344,400
Ameresco, Inc.*	16,598	260,921
Avista Corp.	1,395	72,568
El Paso Electric Co.	1,366	75,608
		753,497

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Electrical Components & Equipment — 0.6%
Encore Wire Corp.	1,848	92,326
EnerSys	3,171	277,050
Insteel Industries, Inc.	3,830	105,478
Littelfuse, Inc.	4,534	867,581
Powell Industries, Inc.	10,135	309,827
SPX Corp.*	4,521	133,731
		1,785,993
Electronics — 2.5%
Brady Corp., Class A	2,928	127,544
Coherent, Inc.*	1,014	140,094
Comtech Telecommunications Corp.	34,160	872,446
Control4 Corp.*	8,741	190,292
Electro Scientific Industries, Inc.	1,489	43,777
FARO Technologies, Inc.*	2,255	112,119
II-VI, Inc.*	3,812	142,645
IntriCon Corp.*	5,999	207,745
Itron, Inc.*	4,655	252,115
Ituran Location and Control Ltd.	25,101	831,094
KEMET Corp.	2,330	47,718
Napco Security Technologies, Inc.*	51,080	844,863
NVE Corp.	3,564	340,505
OSI Systems, Inc.*	8,106	586,874
Plexus Corp.*	2,641	161,207
Sanmina Corp.*	6,648	179,762
ShotSpotter, Inc.*	8,790	334,811
SYNNEX Corp.	830	67,014
Tech Data Corp.*	10,512	945,554
TTM Technologies, Inc.*	8,548	101,636
ZAGG, Inc.*	88,180	886,209
		7,416,024
Energy-Alternate Sources — 0.3%
Green Plains, Inc.	3,277	53,251
REX American Resources Corp.*	893	62,144
SolarEdge Technologies, Inc.*	1,943	75,641
Sunrun, Inc.*	31,404	460,069
TPI Composites, Inc.*	10,803	293,734
		944,839
Engineering & Construction — 2.1%
Aegion Corp.*	5,582	106,616
Argan, Inc.	12,270	533,377
Comfort Systems USA, Inc.	14,299	752,985
Dycom Industries, Inc.*	2,682	177,709
EMCOR Group, Inc.	4,741	345,429
Exponent, Inc.	2,780	139,890
Granite Construction, Inc.	16,885	854,888
MasTec, Inc.*	18,656	841,199
MYR Group, Inc.*	4,168	130,458
NV5 Global, Inc.*	14,076	1,033,038
Primoris Services Corp.	27,346	660,406
Sterling Construction Co., Inc.*	52,595	676,898
TopBuild Corp.*	2,707	137,922
		6,390,815
Entertainment — 0.5%
Eldorado Resorts, Inc.*	7,857	345,551
Marriott Vacations Worldwide Corp.	1	81
Monarch Casino & Resort, Inc.*	6,633	265,320
Penn National Gaming, Inc.*	1	22
Red Rock Resorts, Inc., Class A	14,413	377,044
Scientific Games Corp.*	6,167	120,133
SeaWorld Entertainment, Inc.*	18,466	525,912
		1,634,063
Environmental Control — 0.2%
Casella Waste Systems, Inc., Class A*	11,833	386,347
Tetra Tech, Inc.	3,198	194,950
		581,297

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Food — 1.5%
B&G Foods, Inc.	4,324	131,147
Calavo Growers, Inc.	4,535	445,700
Cal-Maine Foods, Inc.	1,158	54,102
Chefs’ Warehouse, Inc. (The)*	21,851	832,742
Darling Ingredients, Inc.*	8,943	195,673
Hostess Brands, Inc.*	135,570	1,579,390
Ingles Markets, Inc., Class A	32,020	931,462
J&J Snack Foods Corp.	681	106,828
Sanderson Farms, Inc.	1,371	155,142
SpartanNash Co.	3,683	69,056
United Natural Foods, Inc.*	2,215	47,866
		4,549,108
Forest Products & Paper — 0.0%
Clearwater Paper Corp.*	1,290	39,745
Neenah Paper, Inc.	743	51,178
		90,923
Gas — 0.3%
New Jersey Resources Corp.	2,340	113,560
Northwest Natural Holding Co.	2,390	158,529
South Jersey Industries, Inc.	4,502	140,462
Southwest Gas Holdings, Inc.	1,612	126,977
Spire, Inc.	5,337	421,143
		960,671
Hand/Machine Tools — 0.0%
Franklin Electric Co., Inc.	1,896	85,794
Healthcare-Products — 7.4%
ABIOMED, Inc.*	1,453	483,384
Alpha Pro Tech Ltd.*	44,141	165,529
AngioDynamics, Inc.*	1,976	42,464
AxoGen, Inc.*	22,802	763,411
BioLife Solutions, Inc.*	96,238	1,151,969
Cantel Medical Corp.	1,814	155,786
CareDx, Inc.*	51,297	1,501,463
Cerus Corp.*	32,092	168,483
CRH Medical Corp.*	240,060	837,809
CryoLife, Inc.*	33,157	1,005,320
Cutera, Inc.*	12,654	259,407
CytoSorbents Corp.*	51,679	539,529
Establishment Labs Holdings, Inc.*	14,270	369,308
Haemonetics Corp.*	3,260	349,733
ICU Medical, Inc.*	578	139,003
Inogen, Inc.*	4,654	685,813
Inspire Medical Systems, Inc.*	27,639	1,269,736
Insulet Corp.*	7,247	608,241
Integra LifeSciences Holdings Corp.*	3,088	165,609
iRhythm Technologies, Inc.*	15,997	1,185,058
Masimo Corp.*	3,409	376,422
Merit Medical Systems, Inc.*	10,502	662,151
Natus Medical, Inc.*	2,393	84,664
NuVasive, Inc.*	1,651	105,152
Nuvectra Corp.*	73,766	1,473,107
OraSure Technologies, Inc.*	48,281	613,169
OrthoPediatrics Corp.*	21,190	662,611
Patterson Cos, Inc.	31,210	791,798
Quanterix Corp.*	21,444	401,861
Repligen Corp.*	14,897	963,389
Restoration Robotics, Inc.*	82,190	95,340
SI-BONE, Inc.*	26,337	473,013
Sientra, Inc.*	33,687	572,679
STAAR Surgical Co.*	8,423	320,158
Tactile Systems Technology, Inc.*	19,636	1,104,329
Tandem Diabetes Care, Inc.*	10,430	384,033
ViewRay, Inc.*	112,095	752,157
West Pharmaceutical Services, Inc.	5,856	641,583
		22,324,671
Healthcare-Services — 1.7%
Amedisys, Inc.*	2,217	302,066
Catalent, Inc.*	17,173	680,909
Chemed Corp.	621	196,720
Community Health Systems, Inc.*	11,057	52,521
Ensign Group, Inc., (The)	2,070	93,916
Joint Corp., (The)*	69,711	540,260
LHC Group, Inc.*	9,570	1,003,606
Magellan Health, Inc.*	1,789	97,536
Neuronetics, Inc.*	27,164	484,606
Providence Service Corp., (The)*	2,212	156,632
Psychemedics Corp.	22,388	393,133
Select Medical Holdings Corp.*	2,823	54,710
Teladoc, Inc.*	8,141	508,405
US Physical Therapy, Inc.	1,232	146,596
Vapotherm, Inc.*	13,712	252,164
		4,963,780

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Home Builders — 0.8%
Century Communities, Inc.*	33,804	695,348
Installed Building Products, Inc.*	3,100	120,063
LCI Industries	1,629	126,052
LGI Homes, Inc.*	2,657	122,647
M/I Homes, Inc.*	2,624	61,769
MDC Holdings, Inc.	3,763	110,820
Skyline Corp.	35,421	797,681
William Lyon Homes, Class A*	8,102	100,708
Winnebago Industries, Inc.	5,231	130,932
		2,266,020
Home Furnishings — 0.9%
Ethan Allen Interiors, Inc.	3,017	62,693
Hooker Furniture Corp.	8,270	249,175
iRobot Corp.*	968	92,347
Roku, Inc.*	16,319	664,999
Sleep Number Corp.*	28,299	1,084,984
Universal Electronics, Inc.*	13,096	451,550
		2,605,748
Household Products/Wares — 0.5%
Acme United Corp.	11,359	181,744
Rosetta Stone, Inc.*	60,006	1,002,700
WD-40 Co.	995	173,807
		1,358,251
Housewares — 0.3%
Lifetime Brands, Inc.	55,410	661,595
Toro Co., (The)	5,348	331,523
		993,118
Insurance — 2.6%
American Equity Investment Life Holding Co.	11,107	379,082
American National Insurance Co.	4,400	561,484
AMERISAFE, Inc.	1,604	103,602
Atlas Financial Holdings, Inc.*	48,250	450,655
Employers Holdings, Inc.	3,729	167,619
FGL Holdings*	75,050	601,151
Genworth Financial, Inc., Class A*	115,950	540,327
Goosehead Insurance, Inc., Class A*	16,307	414,524
HCI Group, Inc.	2,489	135,277
Heritage Insurance Holdings, Inc.	46,130	740,386
Horace Mann Educators Corp.	2,570	103,520
Kinsale Capital Group, Inc.	5,943	369,714
NMI Holdings, Inc., Class A*	25,054	489,555
RLI Corp.	1,478	112,062
Safety Insurance Group, Inc.	1,965	172,566
Selective Insurance Group, Inc.	3,866	256,586
Stewart Information Services Corp.	1,513	63,637
White Mountains Insurance Group Ltd.	2,358	2,189,993
		7,851,740
Internet — 3.6%
Aspen Group, Inc.*	66,749	378,467
Bandwidth, Inc., Class A*	30,004	1,399,987
Cars.com, Inc.*	21,748	562,621
Eventbrite, Inc.*	15,831	470,339
FireEye, Inc.*	31,818	636,678
HealthStream, Inc.	2,625	64,680
Liberty Expedia Holdings, Inc., Class A*	34,884	1,461,988
Mimecast Ltd.*	16,826	626,432
New Media Investment Group, Inc.	4,294	56,681
OptimizeRx Corp.*	26,987	437,459
Pandora Media, Inc.*	81,772	710,599
Q2 Holdings, Inc.*	5,144	279,268
QuinStreet, Inc.*	64,307	1,037,915
Shutterfly, Inc.*	5,742	287,042
Stamps.com, Inc.*	1,004	172,146
Wix.com Ltd.*	2,009	189,208
Zendesk, Inc.*	10,515	624,907
Zscaler, Inc.*	31,831	1,249,685
		10,646,102

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Investment Companies — 0.9%
Alcentra Capital Corp.	76,900	499,081
Capital Southwest Corp.	34,226	682,124
Oaktree Specialty Lending Corp.	167,830	798,871
PennantPark Floating Rate Capital Ltd.	48,447	623,998
		2,604,074
Iron/Steel — 0.0%
AK Steel Holding Corp.*	14,144	43,564
Leisure Time — 0.8%
Callaway Golf Co.	7,398	126,728
Fox Factory Holding Corp.*	1,913	121,877
Lindblad Expeditions Holdings, Inc.*	27,664	356,312
Malibu Boats, Inc., Class A*	20,062	971,402
MasterCraft Boat Holdings, Inc.*	27,054	700,969
Nautilus, Inc.*	3,353	43,287
		2,320,575
Lodging — 0.7%
Belmond Ltd., Class A*	10,812	196,778
Boyd Gaming Corp.	27,041	671,158
Century Casinos, Inc.*	38,775	289,261
Extended Stay America, Inc.	44,076	802,183
		1,959,380
Machinery-Construction & Mining — 0.1%
ASV Holdings, Inc.*	85,690	253,642
Machinery-Diversified — 1.7%
Albany International Corp., Class A	1,126	81,477
Applied Industrial Technologies, Inc.	1,045	68,165
Briggs & Stratton Corp.	4,893	73,004
Cactus, Inc., Class A*	11,515	332,553
Chart Industries, Inc.*	2,562	162,841
Columbus McKinnon Corp.	26,208	912,038
DXP Enterprises, Inc.*	1,918	69,489
Hurco Cos., Inc.	17,690	675,935
Ichor Holdings Ltd.*	2,325	42,315
Kadant, Inc.	5,040	459,043
Manitex International, Inc.*	105,790	771,209
NN, Inc.	51,290	368,262
SPX FLOW, Inc.*	10,543	395,679
Tennant Co.	1,504	90,014
Twin Disc, Inc.*	41,000	715,450
		5,217,474
Media — 0.3%
AMC Networks, Inc., Class A*	6,612	395,794
Dolphin Entertainment, Inc.*	46,000	58,420
Entercom Communications Corp., Class A	49,937	326,089
Gannett Co., Inc.	8,195	84,982
Scholastic Corp.	1,251	57,809
		923,094
Metal Fabricate/Hardware — 0.4%
CIRCOR International, Inc.*	1,418	46,936
Mueller Industries, Inc.	2,485	59,193
Northwest Pipe Co.*	36,570	862,686
TimkenSteel Corp.*	8,182	90,329
		1,059,144
Mining — 0.4%
Century Aluminum Co.*	18,637	167,360
Compass Minerals International, Inc.	5,441	272,594
Kaiser Aluminum Corp.	1,039	101,541
Materion Corp.	4,571	241,714
United States Lime & Minerals, Inc.	4,143	309,399
		1,092,608
Miscellaneous Manufacturing — 1.2%
Actuant Corp., Class A	2,383	61,005
Axon Enterprise, Inc.*	5,340	232,130
Colfax Corp.*	21,314	531,571
EnPro Industries, Inc.	2,498	175,809
ESCO Technologies, Inc.	8,527	599,278
Fabrinet*	3,054	161,037
FreightCar America, Inc.*	30,550	291,447
Harsco Corp.*	14,378	384,611
Haynes International, Inc.	19,234	634,145
Hillenbrand, Inc.	2,960	131,158
John Bean Technologies Corp.	2,493	205,772
Lydall, Inc.*	1,944	43,021
Proto Labs, Inc.*	1,026	132,036
Sturm Ruger & Co., Inc.	968	51,894
		3,634,914

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Office Furnishings — 0.0%
Interface, Inc.	3,053	49,459
Oil & Gas — 1.5%
Berry Petroleum Corp.	29,762	368,751
Bonanza Creek Energy, Inc.*	2,602	69,031
Denbury Resources, Inc.*	47,546	107,454
Evolution Petroleum Corp.	31,294	272,571
Gran Tierra Energy, Inc.*	92,840	247,883
HighPoint Resources Corp.*	13,256	43,215
Matador Resources Co.*	24,517	558,988
Murphy USA, Inc.*	13,205	1,069,869
Noble Corp., PLC*	9,749	40,653
PBF Energy, Inc., Class A	18,400	711,712
PDC Energy, Inc.*	15,203	515,990
Penn Virginia Corp.*	1,426	82,922
QEP Resources, Inc.*	20,000	160,600
Ring Energy, Inc.*	7,501	52,432
SRC Energy, Inc.*	4,976	28,712
Unit Corp.*	9,170	190,736
		4,521,519
Oil & Gas Services — 1.2%
Archrock, Inc.	12,215	124,593
C&J Energy Services, Inc.*	3,974	68,273
DMC Global, Inc.	38,761	1,410,900
Exterran Corp.*	1,406	31,635
Helix Energy Solutions Group, Inc.*	31,897	261,555
KLX Energy Services Holdings, Inc.*	2,482	50,112
Matrix Service Co.*	3,458	70,682
Natural Gas Services Group, Inc.*	30,110	594,070
Nine Energy Service, Inc.*	8,179	230,484
Profire Energy, Inc.*	155,153	304,100
Solaris Oilfield Infrastructure, Inc., Class A*	20,118	264,149
Superior Energy Services, Inc.*	13,901	75,760
TETRA Technologies, Inc.*	11,949	27,722
US Silica Holdings, Inc.	5,480	77,761
		3,591,796
Pharmaceuticals — 3.3%
Aclaris Therapeutics, Inc.*	9,887	92,147
Amneal Pharmaceuticals, Inc.*	6,603	116,939
Array BioPharma, Inc.*	60,088	957,202
Assertio Therapeutics, Inc.*	10,628	52,981
Clementia Pharmaceuticals, Inc.*	31,342	437,534
Coherus Biosciences, Inc.*	59,975	663,323
Collegium Pharmaceutical, Inc.*	33,891	650,368
Enanta Pharmaceuticals, Inc.*	4,093	323,920
Endo International PLC*	5,666	68,162
Global Blood Therapeutics, Inc.*	6,054	190,943
Heron Therapeutics, Inc.*	24,466	702,908
Imprimis Pharmaceuticals, Inc.*	216,279	1,023,000
Madrigal Pharmaceuticals, Inc.*	1,963	227,021
Mirati Therapeutics, Inc.*	7,830	302,160
Momenta Pharmaceuticals, Inc.*	8,455	100,107
MyoKardia, Inc.*	9,485	588,734
Nektar Therapeutics*	5,506	222,387
Neogen Corp.*	2,310	149,827
Owens & Minor, Inc.	9,591	73,179
Phibro Animal Health Corp., Class A	2,922	99,056
Premier, Inc., Class A*	42,938	1,702,921
Prestige Brands Holdings, Inc.*	1,398	54,270
Principia Biopharma, Inc.*	9,228	257,092
Reata Pharmaceuticals, Inc., Class A*	5,491	346,757
Sutro Biopharma, Inc.*	9,324	97,809
Tricida, Inc.*	8,733	260,680
		9,761,427

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Real Estate — 0.2%
HFF, Inc., Class A	2,032	82,093
Newmark Group, Inc., Class A	26,808	225,187
RE/MAX Holdings, Inc., Class A	1,490	49,125
Whitestone REIT	11,496	161,864
		518,269

REITS — 1.7%
Acadia Realty Trust	4,655	133,459
Agree Realty Corp.	1,641	97,754
Armada Hoffler Properties, Inc.	11,898	180,969
Capstead Mortgage Corp.	14,588	112,765
CareTrust REIT, Inc.	3,664	73,353
CBL & Associates Properties, Inc.	32,608	85,107
Community Healthcare Trust, Inc.	4,034	127,232
CoreSite Realty Corp.	1,355	132,058
DiamondRock Hospitality Co.	8,155	85,954
EastGroup Properties, Inc.	2,590	259,052
Getty Realty Corp.	5,173	158,242
Global Medical REIT, Inc.	68,760	651,157
Government Properties Income Trust	11,095	97,636
Great Ajax Corp.	37,050	479,057
Healthcare Realty Trust, Inc.	7,137	221,247
Hersha Hospitality Trust	5,727	109,386
Innovative Industrial Properties, Inc.	7,332	361,834
iStar, Inc.	6,294	67,220
Kite Realty Group Trust	14,493	239,279
Lexington Realty Trust	12,112	106,343
LTC Properties, Inc.	1,853	86,053
Manhattan Bridge Capital, Inc.	55,566	326,172
Medical Properties Trust, Inc.	5,867	101,323
PS Business Parks, Inc.	1,242	175,147
Retail Opportunity Investments Corp.	3,666	66,355
Summit Hotel Properties, Inc.	6,963	77,637
Universal Health Realty Income Trust	3,469	243,559
Urstadt Biddle Properties, Inc., Class A	4,207	86,580
Washington Prime Group, Inc.	12,631	78,944
		5,020,874
Retail — 7.6%
Abercrombie & Fitch Co., Class A	5,117	106,997
American Eagle Outfitters, Inc.	36,808	770,391
Asbury Automotive Group, Inc.*	14,206	981,919
Ascena Retail Group, Inc.*	24,230	73,175
At Home Group, Inc.*	22,528	642,048
Barnes & Noble, Inc.	9,163	69,364
Big 5 Sporting Goods Corp.	62,500	230,625
Biglari Holdings, Inc., Class A*	230	160,712
Biglari Holdings, Inc., Class B*	1,541	220,440
BJ’s Restaurants, Inc.	4,593	249,492
Boot Barn Holdings, Inc.*	22,865	517,664
Buckle, Inc., (The)	4,527	86,466
Build-A-Bear Workshop, Inc.*	77,640	473,604
Cannae Holdings, Inc.*	98,379	1,714,746
Carvana Co.*	13,274	574,632
Casey’s General Stores, Inc.	13,233	1,713,276
Cato Corp., (The), Class A	6,451	97,475
Children’s Place, Inc., (The)	1,027	133,140
Chuy’s Holdings, Inc.*	4,399	94,139
Cracker Barrel Old Country Store, Inc.	790	142,840
Dave & Buster’s Entertainment, Inc.	10,963	623,356
DineEquity, Inc.	3,392	302,499
Duluth Holdings, Inc.*	11,488	360,493
El Pollo Loco Holdings, Inc.*	9,027	137,842
Express, Inc.*	20,245	126,329
EZCORP, Inc., Class A*	60,767	578,502
FAT Brands, Inc.	49,768	274,719
FirstCash, Inc.	2,930	260,916
Five Below, Inc.*	3,696	387,304
Freshpet, Inc.*	17,505	577,665
Gaia, Inc.*	27,239	355,196
Genesco, Inc.*	4,461	186,291
Guess?, Inc.	6,372	151,654
Hibbett Sports, Inc.*	6,047	93,668
J Alexander’s Holdings, Inc.*	43,816	447,800
Lovesac Co., (The)*	12,278	215,233
Lumber Liquidators Holdings, Inc.*	5,091	64,299
Luxfer Holdings PLC	22,783	523,781
MarineMax, Inc.*	4,583	97,297
Movado Group, Inc.	17,656	664,572
Noodles & Co.*	110,769	876,183
Ollie’s Bargain Outlet Holdings, Inc.*	8,130	721,131
PC Connection, Inc.	13,120	411,181
PCM, Inc.*	68,800	1,303,760
PetIQ, Inc.*	14,606	455,707
PetMed Express, Inc.	1,977	47,626
Potbelly Corp.*	32,904	334,963
Regis Corp.*	8,392	153,322
RH*	2,622	304,519
Shoe Carnival, Inc.	2,090	79,274
Tailored Brands, Inc.	6,230	142,667
Texas Roadhouse, Inc.	2,804	185,148
Tile Shop Holdings, Inc.	59,489	351,580
Vitamin Shoppe, Inc.*	12,924	100,807
Wingstop, Inc.	16,955	1,112,587
Winmark Corp.	2,588	383,826
World Fuel Services Corp.	15,749	406,167
Zumiez, Inc.*	3,678	72,530
		22,925,539

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Savings & Loans — 0.8%
Axos Financial, Inc.*	3,461	107,983
Banc of California, Inc.	4,511	77,589
Brookline Bancorp, Inc.	9,875	152,865
Dime Community Bancshares, Inc.	9,927	181,168
FS Bancorp, Inc.	14,210	680,091
Oritani Financial Corp.	4,159	64,839
Provident Financial Services, Inc.	3,256	83,614
Riverview Bancorp, Inc.	107,781	877,337
Sterling Bancorp	11,846	228,628
		2,454,114
Semiconductors — 2.2%
Advanced Energy Industries, Inc.*	2,466	116,001
Amtech Systems, Inc.*	105,690	581,295
Axcelis Technologies, Inc.*	2,729	54,362
AXT, Inc.*	157,900	870,029
Cabot Microelectronics Corp.	1,581	169,926
Cirrus Logic, Inc.*	3,525	131,976
Cohu, Inc.	35,780	701,288
Impinj, Inc.*	14,336	304,497
Inphi Corp.*	11,129	443,936
Kulicke & Soffa Industries, Inc.	6,419	138,650
MKS Instruments, Inc.	1,371	107,569
Monolithic Power Systems, Inc.	1,952	257,801
Photronics, Inc.*	12,191	118,253
Power Integrations, Inc.	3,164	200,471
Rudolph Technologies, Inc.*	4,666	99,013
Semtech Corp.*	5,218	278,328
Silicon Laboratories, Inc.*	5,456	482,147
SMART Global Holdings, Inc.*	16,103	552,172
Ultra Clean Holdings, Inc.*	97,990	921,106
Xperi Corp.	3,427	48,321
		6,577,141
Software — 9.1%
ACI Worldwide, Inc.*	25,270	729,798
Altair Engineering, Inc., Class A*	20,848	673,599
Alteryx, Inc., Class A*	16,928	1,018,727
American Software, Inc., Class A	41,399	430,550
Appfolio, Inc.*	4,459	273,292
Asure Software, Inc.*	73,600	418,784
Avalara, Inc.*	13,221	422,940
Avaya Holdings Corp.*	63,190	983,868
Blackbaud, Inc.	2,160	158,220
Blackline, Inc.*	8,856	379,657
Bottomline Technologies de, Inc.*	16,386	902,377
Box, Inc., Class A*	34,620	650,510
Computer Programs & Systems, Inc.	24,538	654,674
Coupa Software, Inc.*	4,870	313,774
CSG Systems International, Inc.	28,178	988,202
Ebix, Inc.	2,006	94,723
eGain Corp.*	92,025	683,746
Everbridge, Inc.*	27,947	1,530,657
Evolent Health, Inc., Class A*	30,787	791,226
Five9, Inc.*	38,522	1,651,823
InnerWorkings, Inc.*	78,830	332,663
j2 Global, Inc.	1,848	136,401
LivePerson, Inc.*	9,192	173,453
LiveRamp Holdings, Inc.*	17,269	816,824
Manhattan Associates, Inc.*	1,938	95,989
ManTech International Corp., Class A	8,502	478,663
Materialise NV, ADR*	32,354	455,544
Medidata Solutions, Inc.*	2,714	209,548
MiX Telematics Ltd., SP ADR	29,769	535,247
NextGen Healthcare, Inc.*	3,902	68,480
Omnicell, Inc.*	12,446	961,205
Pivotal Software, Inc.*	37,242	667,004
Progress Software Corp.	5,306	186,559
QAD, Inc., Class A	21,362	906,390
SendGrid, Inc.*	8,735	398,403
SharpSpring, Inc.	96,478	1,211,764
ShiftPixy, Inc.*	313,351	867,982
Simulations Plus, Inc.	31,897	632,198
Smartsheet, Inc., Class A*	40,608	1,092,355
Tabula Rasa HealthCare, Inc.*	19,020	1,435,630
Take-Two Interactive Software, Inc.*	3,989	437,474
Upland Software, Inc.*	20,078	563,790
Yext, Inc.*	34,210	496,729
Zuora, Inc.*	23,273	442,885
		27,354,327

The accompanying notes are an integral part of the portfolio of investments.

ADARA SMALLER COMPANIES FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Telecommunications — 1.9%
8x8, Inc.*	45,147	889,847
ATN International, Inc.	1,700	143,752
CalAmp Corp.*	4,959	87,774
Consolidated Communications Holdings, Inc.	10,405	143,173
ExOne Co., (The)*	56,509	461,113
Finisar Corp.*	6,268	146,358
Iridium Communications, Inc.*	9,628	229,917
Liberty Latin America Ltd., Class C*	71,542	1,322,811
LogMeIn, Inc.	1,382	127,462
NETGEAR, Inc.*	2,616	144,926
One Stop Systems, Inc.*	87,560	236,412
ORBCOMM, Inc.*	75,383	714,631
Sierra Wireless, Inc.*	21,146	339,605
Viavi Solutions, Inc.*	23,640	239,710
Vonage Holdings Corp.*	36,659	388,219
		5,615,710
Textiles — 0.5%
UniFirst Corp.	9,818	1,515,997
Toys/Games/Hobbies — 0.1%
Funko, Inc., Class A*	11,938	179,428
Transportation — 2.2%
Air Transport Services Group, Inc.*	84,315	1,562,357
ArcBest Corp.	4,606	185,438
Atlas Air Worldwide Holdings, Inc.*	12,218	650,608
CryoPort, Inc.*	33,534	362,838
Echo Global Logistics, Inc.*	4,834	122,639
Forward Air Corp.	12,271	801,051
Heartland Express, Inc.	8,734	181,230
Knight-Swift Transportation Holdings, Inc.	3,275	113,512
Marten Transport Ltd.	26,609	518,343
PAM Transportation Services, Inc.*	19,780	1,021,835
Saia, Inc.*	15,415	929,679
		6,449,530
Trucking & Leasing — 0.1%
Greenbrier Cos, Inc., (The)	3,222	157,588
Water — 0.4%
American States Water Co.	1,758	117,927
California Water Service Group	1,969	90,023
Global Water Resources, Inc.	36,066	366,791
PICO Holdings, Inc.*	50,018	487,675
		1,062,416
TOTAL COMMON STOCKS
(Cost $235,543,619)		287,197,334

SHORT-TERM INVESTMENTS - 3.4%
First American Treasury Obligations Fund, 2.16% (a)	10,113,331	10,113,331
TOTAL SHORT-TERM INVESTMENTS- 3.4%
(Cost $10,113,331)		10,113,331
TOTAL INVESTMENTS - 99.6%
(Cost $245,656,950)		297,310,665
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,083,971
NET ASSETS - 100.0%		$298,394,636

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

ADR American Depository Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS - 87.3%
Advertising — 0.4%
Multiplus SA	17,076	$109,954
WPP, PLC	47,425	523,500
WPP, PLC, SP ADR	830	45,799
		679,253
Aerospace/Defense — 0.4%
BAE Systems PLC, SP ADR	2,946	74,003
CAE, Inc.	3,531	71,644
Rolls-Royce Holdings, PLC*	5,036	54,661
Safran SA	941	117,784
Ultra Electronic Holdings, PLC	16,270	299,576
		617,668
Agriculture — 0.7%
Origin Enterprises, PLC	160,461	1,071,787
Airlines — 0.8%
easyJet PLC	2,132	30,324
Ryanair Holding, PLC, SP ADR*	15,028	1,237,255
		1,267,579
Apparel — 0.5%
Adidas AG, SP ADR	1,018	112,713
Eclat Textile Co. Ltd.	5,113	64,436
Gildan Activewear, Inc.	2,385	78,323
Kering SA	204	88,798
LVMH Moet Hennessy Louis Vuitton SE	229	65,549
LVMH Moet Hennessy Louis Vuitton SE, ADR	3,030	172,198
NIKE, Inc., Class B	762	57,241
Puma SE	18	9,027
Shenzhou International Group Holdings, Ltd.	11,500	140,306
		788,591
Auto Manufacturers — 0.5%
BYD Co., Ltd.	6,500	49,160
Geely Automobile Holdings Ltd.	32,000	63,586
Honda Motor Ltd., SP ADR	5,237	147,526
NIO, Inc. ADR*	9,896	76,298
Tata Motors, Ltd., SP ADR*	2,348	28,646
Toyota Motor Corp., SP ADR	2,912	353,750
Volkswagen AG	380	63,198
		782,164
Auto Parts & Equipment — 0.7%
Bridgestone Corp.	2,300	93,517
Continental AG	1,021	154,284
Denso Corp.	2,300	106,632
Fuyao Glass Industrials Group, Ltd.	144,000	445,703
Hyundai Mobis Co., Ltd.	685	110,382
Magna International, Inc.	3,146	156,891
Toyota Industries Corp.	1,200	61,793
		1,129,202
Banks — 8.3%
Abu Dhabi Community Bank.*	72,560	155,137
Australia & New Zealand Banking Group, Ltd.	4,286	84,630
Banco Bilbao Vizcaya Argentaria, SP ADR	24,022	135,965
Banco de Chile, ADR	4,212	122,738
Banco do Brasil SA, SP ADR	12,560	144,314
Banco Santander Brasil SA	13,178	147,594
Banco Santander Chile, ADR	2,830	87,617
Banco Santander SA, SP ADR	51,815	246,639
Bangkok Bank	124,200	802,844
Bank Central Asia Tbk PT	180,504	329,292
Bank Leumi Le Israel	190,182	1,251,509
Bank Mandiri Persero Tbk PT	376,583	195,417
Bank Montreal	1,318	98,191
Bank of China, Ltd.	129,000	56,558
Bank of Ireland Group, PLC	175,976	1,117,331
Bank of Nova Scotia, (The)	221	12,018
BDO Unibank, Inc.	48,260	120,072
BNP Paribas SA ADR	4,648	117,199
CaixaBank SA	1,083	4,474
Canadian Imperial Bank of Commerce	1,014	85,054
China Construction Bank Corp.	403,817	344,781
China Merchants Bank Co., Ltd.	36,000	149,928
CITIC, Ltd.	93,000	149,710
Commercial International Bank Egypt SAE	21,519	89,644
Commerzbank AG*	740	6,411
Commonwealth Bank Of Australia	2,817	147,070
Credicorp, Ltd.	1,027	225,211
Credit Agricole SA	493	6,127
Credit Suisse Group AG, SP ADR*	7,130	84,277
Dah Sing Financial Holdings, Ltd.	126,000	699,194
DBS Group Holdings, Ltd.	60,000	1,071,468
Erste Group Bank AG*	1,647	65,190
FirstRand, Ltd.	59,746	287,409
Grupo Aval Acciones y Valores SA	10,985	69,645
Grupo Financiero Galicia SA, ADR	1,744	48,065
HDFC Bank, Ltd., ADR	5,414	549,088
HSBC Holdings, PLC, SP ADR	12,528	532,941
ICICI Bank, Ltd., SP ADR	48,924	497,557
Industrial & Commerical Bank China, Ltd.	462,879	330,598
ING Groep NV, SP ADR	15,379	185,778
Intesa Sanpaolo	24,509	56,934
Japan Post Bank Co., Ltd.	6,222	72,741
Kasikornbank PCL	37,160	218,954
KBC Group NV	1,317	94,733
Macquarie Group, Ltd.	1,304	109,734
National Australia Bank, Ltd.	3,534	63,901
Nedbank Group Ltd.	1,181	22,603
Nordea Bank Abp	5,920	52,577
OTP Bank, PLC	1,585	63,563
Oversea-Chinese Bank Corp., Ltd.	16,000	131,936
Resona Holdings, Inc.	11,400	60,616
Royal Bank Canada	3,328	243,809
Sberbank Russia, SP ADR	13,122	155,496
Skandinaviska Enskilda Banken AB	14,374	149,936
Societe Generale SA	1,681	61,735
Standard Bank Group Ltd.	25,651	324,058
Standard Chart, PLC	8,658	67,540
Sumitomo Mitsui Financial Group Inc., SP ADR	21,505	157,632
Sumitomo Mitsui Trust Holdings, Inc.	2,000	80,349
Swedbank AB, Class A	3,683	85,680
Toronto-Dominion Bank, (The)	4,158	229,937
UBS Group AG*	7,817	105,764
UniCredit SpA	6,909	89,179
United Overseas Bank, Ltd.	1,027	18,857
Westpac Banking Corp., SP ADR	4,757	90,621
		13,663,570

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Beverages — 3.2%
Anheuser-Busch InBev SA NV	10,866	834,840
Anheuser-Busch InBev SA NV, SP ADR	1,695	130,295
Asahi Group Holdings Ltd.	600	25,202
Carlsberg A/S, SP ADR	4,270	94,410
Coca-Cola Amatil, Ltd.	160,586	1,014,258
Coca-Cola Femsa SA De CV, SP ADR	634	38,351
Compania Cervecerias Unidas SA, SP ADR	2,714	70,510
Diageo, PLC	41,840	1,510,979
Diageo, PLC, SP ADR	1,819	262,573
Fomento Economico Mexicano SAB de CV, SP ADR	525	45,544
Heineken NV	1,965	180,159
Kirin Holdings Co.	3,000	70,709
Pernod Ricard SA	537	85,847
Thai Beverage, PLC	1,823,600	837,727
Treasury Wine Estates Ltd.	3,889	40,368
		5,241,772
Biotechnology — 0.2%
CSL Ltd.	220	28,681
CSL Ltd., SP ADR	2,116	137,868
Genmab A/S*	378	57,740
Shire, PLC, ADR	763	133,967
		358,256
Building Materials — 1.4%
Boral Ltd.	8,387	31,444
Cemex SAB de CV, SP ADR*	15,267	78,472
Cie de Saint-Gobain	1,308	48,615
CRH, PLC	29,711	817,277
CRH, PLC, SP ADR	2,227	61,599
LafargeHolcim, Ltd.*	1,192	53,553
LIXIL Group Corp.	2,700	34,993
Sika AG	9,769	1,212,243
TOTO Ltd.	1,000	38,758
		2,376,954
Chemicals — 3.4%
Air Liquide SA	15,836	1,916,547
BASF SE, SP ADR	13,680	249,113
Croda International, PLC	24,855	1,549,021
Formosa Plastic Corp.	35,372	115,263
Fuchs Petrolub SE	13,875	554,471
Givaudan SA	35	86,413
Israel Chemicals, Ltd.	15,814	92,794
Kansai Paint Co. Ltd.	3,000	56,324
Kingboard Holdings Ltd.	12,000	34,487
Koninklijke DSM NV	1,176	104,430
Kuraray Co., Ltd.	8,200	127,616
Linde AG	465	100,733
Mexichem SAB de CV	27,495	64,166
Mitsubishi Gas Chemical Co, Inc.	3,000	49,406
Mitsui Chemicals, Inc.	2,000	50,910
Nippon Paint Holdings Co. Ltd.	1,100	39,172
Nutrien, Ltd.	2,258	116,422
Shin-Etsu Chemical Co., Ltd.	800	71,441
Sociedad Quimica y Minera de Chile SA SP ADR	536	23,584
Solvay SA	445	48,207
Symrise AG	924	74,906
Yara International ASA	1,073	43,224
		5,568,650

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Coal — 0.1%
China Shenhua Energy Co. Ltd.	62,411	139,803
Commercial Services — 3.8%
Adecco Group AG	2,268	112,509
ALD SA	46,086	607,308
Ashtead Group, PLC	1,869	42,142
Atlantia SpA	5,675	116,585
Bureau Veritas SA	19,478	431,194
Edenred	1,049	40,088
Experian, PLC	3,178	77,528
IHS Markit, Ltd.*	8,280	441,904
Intertek Group, PLC	30,836	1,852,013
ISS AS	2,400	77,947
IWG, PLC	144,299	427,318
Randstad NV	1,390	67,886
Recruit Holdings Co., Ltd.	3,100	85,532
RELX NV*	3,201	66,643
RELX, PLC	62,932	1,313,710
RELX, PLC, SP ADR	3,976	83,417
Secom Co., Ltd.	1,100	93,155
TAL Education Group, ADR*	6,691	187,816
Transurban Group	9,742	81,283
		6,205,978
Computers — 0.4%
Atos SE	693	58,961
Capgemini SE	1,008	117,696
CGI Group, Inc., Class A*	1,206	76,967
EPAM Systems, Inc.*	612	79,713
Infosys Ltd., SP ADR	24,290	239,500
Wipro Ltd., ADR	23,160	120,895
		693,732
Cosmetics/Personal Care — 1.5%
Essity AB	2,405	61,727
Kao Corp.	1,000	73,769
L’Oreal SA	331	78,105
Pola Orbis Holdings, Inc.	1,600	45,234
Shiseido Co., Ltd.	1,300	82,816
Unicharm Corp.	2,400	75,159
Unilever NV	3,639	202,001
Unilever NV-CVA	32,347	1,795,083
		2,413,894
Distribution/Wholesale — 1.0%
Bunzl, PLC	34,133	1,054,361
Ferguson PLC	1,844	118,467
Itochu Corp.	5,000	88,999
Jardine Cycle & Carriage Ltd.	4,000	102,961
Marubeni Corp.	7,000	52,310
Mitsubishi Corp.	4,100	110,808
Mitsui & Co., Ltd.	6,000	94,021
Sumitomo Corp.	4,300	66,157
Travis Perkins PLC	2,457	34,634
		1,722,718
Diversified Financial Services — 2.5%
ASX, Ltd.	1,949	86,149
B3 SA - Brasil Bolsa Balcao	28,761	209,745
Credit Saison Co.*	2,900	37,298
Deutsche Boerse AG	8,695	1,113,765
Hong Kong Exchange & Clearing, Ltd.	5,000	146,691
Japan Exchange Group, Inc., ADR	59,700	1,077,134
KB Financial Group, Inc.	5,914	249,269
Noah Holdings, Ltd.*	1,881	91,567
Old Mutual, Ltd.	36,770	60,223
ORIX Corp.	4,700	76,316
Rathbone Brothers, PLC	22,465	695,442
Shinhan Financial Group Co., Ltd.	1,776	65,527
Shinhan Financial Group Co., Ltd. ADR	3,478	128,721
Standard Life Aberdeen PLC*	12,873	43,732
		4,081,579

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Electric — 0.7%
AGL Energy Ltd.	3,946	54,442
Chubu Electric Power Co., Inc.	4,900	73,574
CLP Holdings, Ltd.	9,000	99,352
Endesa SA	2,756	61,574
Enel SpA	17,216	93,656
Fortis, Inc.	3,234	112,285
Iberdrola SA	10,334	77,307
Korea Electric Power Corp., SP ADR	9,555	126,317
Origin Energy Ltd.	8,181	38,944
Red Electrica Corp. SA	2,769	59,769
Sembcorp Industries, Ltd.	39,000	74,549
SSE, PLC	2,255	31,614
Transmissora Alianca de Energia Eletrica SA	36,215	210,580
		1,113,963
Electrical Components & Equipment — 0.2%
Schneider Electric SE	3,827	278,954
Electronics — 2.2%
AAC Technologies Holdings, Inc.	5,500	39,438
Assa Abloy AB, Class B	74,946	1,395,392
Halma, PLC	81,310	1,427,233
Hirose Electric Co., Ltd.	500	52,902
Hitachi High-Technologies Corp.	1,300	46,415
Hon Hai Precision*	80,000	187,808
Hoya Corp.	1,200	73,343
LG Display Co., Ltd., ADR	9,992	77,838
Murata Manufacturing Co., Ltd.	600	91,950
Nidec Corp.	900	120,437
Omron Corp.	1,500	66,207
Samsung Electronic-Mechanics Co., Ltd.	705	76,139
Venture Corp. Ltd.	3,000	32,848
		3,687,950
Energy-Alternate Sources — 0.1%
Siemens Gamesa Renewable Energy SA*	2,309	32,648
Vestas Wind System	1,083	80,956
		113,604
Engineering & Construction — 0.4%
China Communications Services Corp. Ltd.	20,321	17,020
Ferrovial SA	3,219	66,376
Grupo Aeroportuario del Sureste SAB de CV, ADR	332	44,472
Kajima Corp.	4,000	55,433
Larsen & Toubro, Ltd.	6,080	124,967
LendLease Group	3,473	32,258
Shimizu Corp.	3,000	25,697
Vinci SA	2,507	218,761
		584,984
Entertainment — 0.1%
Oriental Land Co., Ltd.	800	79,799
Paddy Power Betfair PLC	490	43,990
		123,789
Food — 3.4%
Aeon Co., Ltd.	4,600	110,509
Associated British Foods, PLC	2,243	69,450
BIM Birlesik Magazalar AS	8,480	137,451
Carrefour SA	3,203	57,737
China Mengniu Dairy Co. Ltd.*	11,000	34,118
Chr Hansen Holdings	690	62,350
Coles Group Ltd.*	4,501	38,523
Danone SA, SP ADR	9,395	140,314
Foshan Haitian Flavouring & Food Co. Ltd.	5,939	54,329
Glanbia, PLC	67,383	1,210,385
Kerry Group, PLC, Class A	748	77,314
Kerry Group, PLC, Class A	6,113	631,501
Koninklijke Ahold Delhaize NV	4,294	110,658
Marine Harvest	2,429	57,025
Nestle SA, SP ADR	6,309	537,653
NH Foods Ltd.*	1,000	37,167
Orion Corp/Republic of Korea	750	74,713
Orkla Asa	5,920	49,030
Seven & i Holdings Co., Ltd.	41,300	1,802,173
Tesco, PLC	22,671	57,227
Wesfarmers, Ltd.	4,501	104,238
Woolworths Group, Ltd.	4,754	100,784
		5,554,649

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Food Service — 0.1%
Compass Group, PLC	4,590	98,432
Sodexo SA	745	77,100
		175,532
Forest Products & Paper — 0.1%
Mondi, PLC	6,976	152,759
Gas — 0.0%
China Gas Holdings, Ltd.	18,200	62,643
China Resources Gas Group Ltd.	10,000	40,525
ENN Energy Holdings, Ltd.	8,000	71,987
National Grid, PLC, SP ADR	1,205	64,407
		239,562
Hand/Machine Tools — 0.1%
Techtronic Industrials Co., Ltd.	18,333	99,424
Healthcare-Products — 0.5%
Abbott Laboratories	3,022	223,779
Essilor International Cie Generale d’Opitque SA	587	74,218
Hengan International Group Co. Ltd.	5,000	41,036
Koninklijke Philips NV	2,345	88,993
Lifco AB	4,789	180,324
Lonza Group AG*	310	100,551
Smith & Nephew, PLC, SP ADR	2,021	75,302
Terumo Corp.	1,300	76,658
		860,861
Healthcare-Services — 0.8%
Aier Eye Hospital Group Co. Ltd.	32,251	133,216
Bangkok Dusit Medical, NVDR	226,446	184,526
Fresenius Medical Care AG & Co., KGaA	9,780	797,548
NMC Health, PLC	1,651	69,680
Ramsay Health Care Ltd.	1,216	48,281
		1,233,251
Holding Companies-Diversification — 0.1%
Jardine Matheson Holdings, Ltd.	1,000	66,157
Keppel Corp., Ltd.	13,000	57,698
Swire Pacific, Ltd., Class A	8,500	94,253
		218,108
Home Builders — 0.7%
Berkeley Group Holdings, PLC	1,088	44,841
Daiwa House Industry Co., Ltd.	2,000	63,174
Persimmon, PLC	2,119	51,503
Sekisui Chemical Co., Ltd.	61,200	995,716
		1,155,234
Home Furnishings — 0.2%
Electrolux AB	3,102	70,602
Panasonic Corp.	6,800	70,169
Sharp Corp/Japan	2,000	29,843
Sony Corp., SP ADR	3,004	158,671
		329,285
Household Products/Wares — 0.7%
Henkel Ag & Co., KGaA	614	63,635
Reckitt Benckiser Group PLC	466	38,790
Reckitt Benckiser Group, SP ADR	9,280	154,605
Societe BIC SA	8,204	880,061
		1,137,091
Housewares — 0.1%
Zhejiang Supor Co. Ltd.	11,500	89,516
Insurance — 5.9%
AIA Group, Ltd.	39,821	327,145
AIA Group, Ltd., SP ADR	3,123	102,185
Allianz SE, SP ADR	11,610	245,319
Aon, PLC	16,800	2,773,848
Assic Generali SpA	3,285	55,443
Aviva, PLC	15,116	78,579
AXA SA	4,600	112,021
Baloise Holding AG	512	75,341
Cathay Financials Holdings Co., Ltd.	134,244	212,438
Challenger Ltd/Australia	6,576	45,924
Japan Post Holdings Co., Ltd.	4,334	52,772
Lancashire Holdings, Ltd.	223,450	1,822,269
Manulife Finanical Corp.	3,771	62,259
MS&AD Insurance Group Holdings, Inc.	1,500	45,524
Muenchener Rueckversicherungs-Gesellschaft AG	495	107,843
New China Life Insurance Co. Ltd.	7,100	31,288
NN Group NV	2,411	102,834
Ping An Insurance Group Co., of China Ltd.	89,989	876,985
Prudential, PLC, ADR	3,346	132,267
Sampo, PLC	25,465	1,138,498
SCOR SE	1,276	61,311
Sun Life Financial, Inc.	687	25,275
Swiss Life Holding AG*	265	104,121
Swiss Re AG	702	64,219
T&D Holdings, Inc.	5,000	70,970
Tokio Marine Holdings, Inc.	1,900	93,857
Topdanmark AS	18,262	830,349
Zurich Insurance Group AG*	294	92,412
		9,743,296

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Internet — 3.7%
51job, Inc. ADR*	539	36,695
Alibaba Group Holdings, Ltd., SP ADR*	6,447	1,037,064
Auto Trader Group, PLC	95,061	532,677
Baidu, Inc., SP ADR*	1,260	237,233
Baozun, Inc., SP ADR*	878	30,967
China Literature Ltd.*	5,600	29,483
JD.com, Inc., ADR*	17,700	375,771
LINE Corp.*	1,200	42,545
Meituan Dianping*	15,292	102,514
Mercadolibre, Inc.*	523	184,080
Naspers, Ltd., SP ADR	2,420	99,147
Rightmove	110,100	615,409
Tencent Holdings, Ltd.	46,434	1,856,368
Tencent Holdings, Ltd., ADR	11,804	473,104
Vipshop Holdings, Ltd. ADR*	2,664	15,371
Yandex NV*	9,353	275,914
YY, Inc. ADR*	645	43,905
ZOZO, Inc.	1,500	33,426
		6,021,673
Investment Companies — 2.7%
EXOR NV	685	40,398
Groupe Bruxelles Lambert SA	26,836	2,420,120
Melrose Industries, PLC	830,649	1,876,366
Pargesa Holdings SA	715	49,570
Wendel SA	835	101,576
		4,488,030
Iron/Steel — 0.3%
Nippon Steel & Sumitomo Metal Corp.	3,000	54,970
Posco, SP ADR	3,040	167,869
Vale SA, SP ADR	21,223	290,755
		513,594
Leisure Time — 0.0%
Shimano, Inc.	500	73,227
Lodging — 1.1%
City Developments Ltd.	11,000	67,851
Galaxy Entertainment Group Ltd.	29,000	179,429
Huazhu Group, Ltd. ADR	2,531	79,828
InterContinental Hotels Group, PLC	20,375	1,094,813
Melco Resorts & Entertainment Ltd. ADR	3,323	60,047
Sands China, Ltd.	54,309	236,826
Whitbread, PLC	1,127	66,145
		1,784,939
Machinery-Construction & Mining — 0.3%
ABB Ltd., SP ADR	2,603	52,789
Atlas Copco AB*	1,701	41,855
Hitachi Ltd.	4,000	116,486
Komatsu Ltd. SP ADR	2,258	61,101
Mitsubishi Electical Corp.	10,000	132,389
Mitsubishi Heavy Industries, Ltd.	2,000	76,133
		480,753
Machinery-Diversified — 2.3%
Amada Co., Ltd.	73,900	805,264
Fanuc Corp., ADR	4,190	71,356
GEA Group AG	35,928	973,329
Kone Corp., Class B	16,973	841,910
SMC Corp.	100	34,154
Spirax-Sarco Engineering, PLC	13,436	1,053,846
		3,779,859
Media — 1.4%
Grupo Televisa SAB, SP ADR	3,863	52,730
ProSiebenSat.1 Media SE	1,060	21,533
Schibsted ASA	1,258	42,123
Sky, PLC	4,730	104,119
Thomson Reuters Corp.	1,689	84,978
Vivendi SA	663	16,537
Wolters Kluwer	32,592	1,970,391
		2,292,411

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Metal Fabricate/Hardware — 0.0%
Tenaris SA, ADR	1,894	46,081
Mining — 0.7%
Alrosa PJSC	30,874	45,899
Anglo American Platinum Ltd.	3,138	100,946
Anglo American, PLC	4,509	90,832
AngloGold Ashanti, Ltd., SP ADR	3,200	31,744
Barrick Gold Corp.	1,489	18,985
BHP Billiton Ltd., SP ADR	1,177	52,212
Cameco Corp.	2,591	30,781
Cia de Minas Buenaventura, ADR	3,537	50,013
Mitsubishi Materials Corp.	2,000	56,236
Newmont Mining Corp.	4,269	138,059
Randgold Resources, Ltd. ADR	1,011	81,052
Rio Tinto, PLC, SP ADR	2,933	137,147
Southern Copper Corp.	3,540	118,519
Vedanta, Ltd., ADR	14,575	162,511
		1,114,936
Miscellaneous Manufacturing — 1.4%
Fujifilm Holdings Corp.	2,100	83,578
Hiwin Technologies Corp.	16,346	128,734
Siemens AG, SP ADR	2,776	161,119
Smiths Group, PLC	106,385	1,893,419
Sunny Optical Technology Group Co. Ltd.	4,800	46,972
Toshiba Corp.*	1,485	46,081
		2,359,903
Oil & Gas — 4.2%
BP, PLC, SP ADR	10,791	435,417
Caltex Australia Ltd.	1,960	39,551
Canadian Natural Resources, Ltd.	4,006	100,751
Cenovus Energy, Inc.	2,063	15,225
China Petroleum & Chemical Corp. ADR	1,114	95,069
CNOOC, Ltd.	167,426	282,841
CNOOC, Ltd., SP ADR	682	114,869
DCC, PLC	38,955	2,943,308
Encana Corp.	6,840	45,965
Eni SpA	36,119	582,795
Galp Energia SGPS SA	7,101	116,884
Idemitsu Kosan Co. Ltd.	1,500	54,705
Imperial Oil, Ltd.	3,666	109,393
Inpex Corp.	7,058	75,083
JXTG Holdings, Inc.	12,300	74,592
Lukoil , PJSC, SP ADR	3,751	274,573
Lundin Petroleum AB	2,005	52,879
Neste Oyj	575	45,016
Novatek PJSC	1,365	229,809
Oil Search Ltd.	11,661	62,549
OMV AG	1,429	72,378
PetroChina Co. Ltd.	112,651	78,682
PetroChina Co., Ltd. ADR	692	48,094
Petroleo Brasileiro, SP ADR	7,253	105,604
Reliance Industries, Ltd.	7,515	251,787
Repsol SA	4,714	81,205
Royal Dutch Shell, PLC, Class A, SP ADR	1,990	120,196
Santos Ltd.	8,809	35,703
S-Oil Corp.	820	81,001
Tatneft PJSC, SP ADR	1,471	93,556
Woodside Petroleum, Ltd.	4,819	109,838
		6,829,318
Pharmaceuticals — 7.6%
Alfresa Holdings Corp.	72,800	1,938,439
Astellas Pharma, Inc.	5,600	86,295
AstraZeneca, PLC, SP ADR	5,836	232,389
Bayer AG	6,828	501,046
Bayer AG, SP ADR*	9,320	171,740
Celltrion, Inc.*	402	86,296
CSPC Pharmaceutical Group, Ltd.	34,722	70,614
Daiichi Sankyo Co., Ltd.	2,000	73,554
Dr. Reddy’s Laboratories, Ltd., ADR	2,943	113,129
Eisai Co., Ltd.	1,000	92,085
Glaxosmithkline, PLC	66,842	1,385,622
Glaxosmithkline, PLC, SP ADR	5,820	243,683
Kobayashi Pharmaceutical Co. Ltd.	600	41,818
Merck KGaA	1,774	196,379
Novartis AG	22,784	2,080,212
Novartis AG, SP ADR	11,800	1,080,054
Novo-Nordisk AS, SP ADR	2,624	122,331
Roche Holdings AG	3,793	984,603
Roche Holdings AG, SP ADR	10,904	353,617
Sanofi	21,831	1,979,215
Sanofi, ADR	7,168	325,069
Shionogi & Co., Ltd.	1,400	92,853
Teva Pharmaceutical Industries, Ltd., SP ADR*	3,504	75,476
UCB SA	1,192	100,455
		12,426,974

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Pipelines — 0.2%
APA Group	11,153	71,963
Enbridge, Inc.	6,151	201,322
TransCanada Corp.	2,858	116,949
		390,234
Private Equity — 0.0%
Macquarie Korea Infrastructure Fund	9,354	78,190
Real Estate — 1.2%
CapitaLand, Ltd.	26,000	59,320
China Evergrande Group	15,000	47,683
China Overseas Land & Investment, Ltd.	62,000	217,420
China Resources Land Ltd.	12,000	44,670
CK Asset Holdings Ltd.	11,000	79,453
Deutsche Wohnen SE	1,601	76,933
Great Eagle Holdings, Ltd.	211,662	863,412
Henderson Land Development Co., Ltd	300	1,547
REA Group Ltd.	1,135	63,397
SM Prime Holdings, Inc.	156,520	103,801
Sun Hung Kai Properties Ltd.	8,000	114,370
Sunac China Holdings Ltd.	55,788	187,239
Vonovia SE	1,638	79,637
		1,938,882
REITS — 1.1%
British Land Co., PLC, (The)	8,147	58,739
Dexus	5,817	44,618
Hammerson PLC	6,766	33,408
Goodman Group	12,011	90,259
Link	11,500	109,764
Merlin Properties Socimi SA	102,526	1,296,363
Scentre Group	24,524	70,108
Unibail-Rodamco-Westfield/CDI *	3,660	31,753
Unibail-Rodamco-Westfield	642	110,359
		1,845,371
Retail — 2.8%
Ace Hardware Indonesia Tbk PT	1,009,659	114,197
ANTA Sports Products Ltd.	8,000	36,659
Bidvest Group, Ltd., (The)	2,970	43,943
BK Brasil Operacao e Assessoria a Restaurantes SA*	11,859	58,145
Cie Financiere Richemont SA	1,268	82,396
Clicks Group, Ltd.	7,662	103,822
CP ALL PCL	81,862	170,170
Fast Retailing Co., Ltd.	200	104,263
Hennes & Mauritz AB	3,187	58,736
Industria de Diseno Textil SA	1,817	55,846
Li Ning Co., Ltd.*	72,752	78,284
Lojas Renner SA*	17,707	179,222
Mr. Price Group, Ltd.	15,742	273,596
Next, PLC	681	42,521
Nitori Holdings Co., Ltd.	350	46,933
Pandora A/S	660	35,651
Restaurant Brands International, Inc.	1,377	80,320
Swatch Group AG, (The)	4,741	1,409,297
Tsuruha Holdings	13,200	1,306,284
Wal-Mart de Mexico SAB de CV, SP ADR	1,979	48,802
Wal-Mart de Mexico SAB de CV	106,869	264,734
Yum China Holdings, Inc.	84	3,010
		4,596,831
Semiconductors — 2.4%
ASE Technology Holding Co., Ltd.* ADR	28,922	113,085
ASM Pacific Technology Ltd.	5,100	52,348
ASML Holding NV	390	66,826
Infineon Technologies AG	10,768	227,473
Rohm Co. Ltd.	900	63,075
Samsung Electronic Co., Ltd., GDR	469	440,113
Samsung Electronic Co., Ltd.	24,750	927,411
SK Hynix, Inc.	2,348	146,656
SUMCO Corp.	4,300	66,377
Taiwan Semiconductor Manufacturing Co., Ltd.	93,000	686,833
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	30,207	1,135,481
United Microelectronics Corp., SP ADR	34,573	62,923
		3,988,601

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Software — 1.3%
Amadeus IT Holdings SA	10,437	749,069
CD Projekt SA*	1,085	40,940
Douzone Bizon Co., Ltd.	1,392	62,088
Micro Focus International Plc	2,989	58,699
Momo, Inc. SP ADR*	6,981	218,854
MSCI, Inc.	298	46,813
NetEase, Inc., ADR	383	86,968
Nexon Co. Ltd.	2,300	27,346
Onemarket, Ltd.*	497	287
Playtech, PLC	148,928	843,340
Sage Group PLC (The)	7,916	58,885
		2,193,289
Telecommunications — 5.2%
America Movil SAB de CV, SP ADR	6,266	84,278
BCE, Inc.	1,890	81,043
Belgacom SA	25,823	716,181
BT Group, PLC, SP ADR	3,886	64,935
China Mobile, Ltd.	108,000	1,076,571
China Mobile, Ltd., SP ADR	5,624	279,738
China Unicom Hong Kong, Ltd. ADR	6,454	75,770
Chunghwa Telecom Co., Ltd., SP ADR	8,206	284,994
Deutsche Telekom AG	9,609	168,960
KDDI Corp.	77,200	1,813,946
KT Corp., SP ADR	12,028	177,052
MTN Group, Ltd.	5,909	37,196
Nice Sys Ltd., SP ADR	759	88,150
Nippon Telegraph & Telephone Corp. ADR	1,369	56,485
Nokia OYJ, SP ADR	18,359	100,424
Rogers Communications, Inc., Class B	1,552	82,799
SK Telecom Ltd., SP ADR	5,716	162,163
Softbank Group Corp., ADR	3,570	150,422
Telefonaktiebolaget LM Ericsson	193,923	1,627,595
Telefonaktiebolaget LM Ericsson, SP ADR	10,461	87,768
Telefonica SA, SP ADR	14,699	132,438
Telekomunikasi Indonesia Persero Tbk PT	761,474	197,051
Telekomunikasi Indonesia Persero Tbk PT, SP ADR	5,863	151,852
Turkcell Iletisim Hizmetleri AS, ADR	16,257	97,867
Vodafone Group, PLC	324,719	701,597
Vodafone Group, PLC, SP ADR	2,503	53,790
		8,551,065

The accompanying notes are an integral part of the portfolio of investments.

AQUARIUS INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Transportation — 0.5%
Canadian National Railway Co.	2,544	218,326
Canadian Pacific Railway, Ltd.	679	143,636
Central Japan Railway Co.	419	86,278
Deutsche Post AG, SP ADR	2,115	67,553
DSV AS	876	67,089
East Japan Railway Co.	1,000	90,975
Rumo SA*	20,884	94,246
West Japan Railway Co.	1,061	74,058
		842,161
Water — 0.7%
Guangdong Investment Ltd.	22,000	42,526
Severn Trent, PLC	2,083	48,732
United Utilities Group, PLC	101,060	982,832
		1,074,090
TOTAL COMMON STOCKS
(Cost $151,384,416)		143,405,374

EXCHANGE TRADED FUNDS - 0.6%
Diversified Financial Services — 0.2%
Ishares MSCI India ETF	9,438	314,757
Other Investment Pools and Funds — 0.4%
Invesco India Exchange-Traded Fund Trust	23,070	558,525
iShares MSCI South Korea ETF	1,533	92,931
		651,456
TOTAL EXCHANGE TRADED FUNDS
(Cost $1,012,643)		966,213

PREFERRED STOCKS - 2.0%
Auto Manufacturers — 0.3%
Bayerische Motoren Werke AG, 6.291%	6,311	460,234
Banks — 0.4%
Bancolombia SA, SP ADR, 3.348%	2,519	100,785
Itau Unibanco Holdings, SP ADR, 6.852%	52,419	489,069
		589,854
Chemicals — 0.3%
Braskem SA, SP ADR, 6.264%	845	23,812
Fuchs Petrolub SE, 2.438%	13,628	565,049
		588,861
Cosmetics/Personal Care — 0.5%
LG Household & Health Care, Ltd., 1.351%	1,274	762,327
Electric — 0.0%
Cia Energetica de Minas Gerais, SP ADR*, 5.021%	11,890	38,405
Food — 0.0%
Cia Brasileira de Distribuicao, 1.764%	2,367	51,009
Iron/Steel — 0.1%
Gerdau SA, SP ADR, 2.546%	23,262	93,513
Semiconductors — 0.4%
Samsung Electronic Co., Ltd., 4.424%	21,666	655,274
TOTAL PREFERRED STOCKS
(Cost $3,637,854)		3,239,477

SHORT-TERM INVESTMENTS - 9.8%
First American Government Obligations Fund, 2.12%	16,176,011	16,176,011
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,176,011)		16,176,011
TOTAL INVESTMENTS - 99.7%
(Cost $172,210,924)		163,787,075
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		554,580
NET ASSETS - 100.0%		$164,341,655

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

ADR American Depository Receipt

GDR Global Depository Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

ALTAIR ADVISERS LLC

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION – Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing each Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
ADARA SMALLER COMPANIES FUND
Common Stocks	$287,197,334	$287,197,334	$-	$-
Short-Term Investments	$10,113,331	10,113,331	-	-
Total Investments*	$297,310,665	$297,310,665	$-	$-

AQUARIUS INTERNATIONAL FUND
Common Stocks	$143,405,374	$36,072,214	$107,333,160
Exchange Traded Funds	966,213	966,213	-	-
Preferred Stocks	3,239,477	796,593	2,442,884	-
Short-Term Investments	16,176,011	16,176,011	-	-
Total Investments*	$163,787,075	$54,011,031	$109,776,044	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Transfers between levels are recognized at the end of the reporting period. The Fund transferred $3,902,729 from level 2 to level 1 at November 30, 2018 because these securities were now being priced at the official market close. The Fund transferred $2,479,664 from level 1 to level 2 at November 30, 2018 because the securities were priced at the mean of the last bid and ask prices prior to the market close.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.1%
COMMERCIAL SERVICES—4.2%
Bandwidth, Inc. Class A*	15,571	$726,543
Cardtronics PLC Class A*	26,945	874,096
HMS Holdings Corp.*	17,979	642,569
Kforce, Inc.	6,528	206,872
Medpace Holdings, Inc.*	14,360	889,027
		3,339,107
COMMUNICATIONS—2.9%
Intelsat SA*	26,084	648,709
NII Holdings, Inc.*	111,751	604,573
United States Cellular Corp.*	18,557	1,036,594
		2,289,876
CONSUMER DURABLES—2.8%
frontdoor, Inc.*	30,879	719,172
Taylor Morrison Home Corp., Class A*	42,524	719,081
William Lyon Homes, Class A*	63,651	791,182
		2,229,435
CONSUMER NON-DURABLES—4.7%
Coty, Inc., Class A*	61,084	509,441
Crocs, Inc.*	52,234	1,452,105
elf Beauty, Inc.*	42,194	538,395
PVH Corp.	4,886	539,952
Vera Bradley, Inc.*	65,428	721,017
		3,760,910
CONSUMER SERVICES—7.3%
Career Education Corp.*	58,372	787,438
Habit Restaurants, Inc. (The) Class A*	58,258	728,225
Houghton Mifflin Harcourt Co.*	80,066	796,657
John Wiley & Sons, Inc. Class A	10,820	598,238
K12, Inc.*	31,604	754,072
Liberty TripAdvisor Holdings, Inc., Class A*	38,630	735,129
Rosetta Stone, Inc.*	43,289	723,359
Tribune Media Co., Class A	17,522	705,436
		5,828,554
DISTRIBUTION SERVICES—0.9%
Core-Mark Holding Co, Inc.	26,045	684,463
ELECTRONIC TECHNOLOGY—6.1%
American Outdoor Brands Corp.*	90,877	1,106,882
Applied Optoelectronics, Inc.*	36,117	743,649
Comtech Telecommunications Corp.	27,589	704,623
Infinera Corp.*	182,231	785,416
NeoPhotonics Corp.*	10,315	79,425
Pure Storage, Inc., Class A*	36,936	698,460
Radware Ltd.*	32,975	752,159
		4,870,614

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
ENERGY MINERALS—1.8%
California Resources Corp.*	22,900	548,226
W&T Offshore, Inc.*	147,174	855,081
		1,403,307
FINANCE—22.6%
Affiliated Managers Group, Inc.	5,600	622,272
Ambac Financial Group, Inc.*	30,333	530,221
Barings BDC, Inc.	52,235	523,395
BGC Partners, Inc., Class A	38,938	410,407
BrightSphere Investment Group PLC	56,986	750,506
Customers Bancorp, Inc.*	37,500	731,625
East West Bancorp, Inc.	9,699	520,739
Employers Holdings, Inc.	17,869	803,212
Enova International, Inc.*	29,208	646,665
Essent Group Ltd.*	8,944	344,881
Evercore, Inc., Class A	5,597	462,088
First BanCorp Puerto Rico*	152,284	1,378,170
Green Dot Corp., Class A*	13,961	1,163,510
H&E Equipment Services, Inc.	34,235	758,305
Hanover Insurance Group, Inc. (The)	6,482	743,550
Health Insurance Innovations, Inc., Class A*	29,233	1,076,359
Herc Holdings, Inc.*	19,619	699,810
INTL FCStone, Inc.*	16,577	645,840
McGrath RentCorp	12,748	681,126
On Deck Capital, Inc.*	59,760	468,518
OneMain Holdings, Inc.*	25,995	760,874
Radian Group, Inc.	41,797	769,065
Simply Good Foods Co. (The)*	14,768	300,086
Texas Capital Bancshares, Inc.*	11,278	672,845
Third Point Reinsurance Ltd*	37,826	390,364
United Rentals, Inc.*	4,535	531,184
Washington Federal, Inc.	20,645	594,782
		17,980,399
HEALTH SERVICES—2.5%
Amedisys, Inc.*	6,300	858,375
Invitae Corp.*	60,122	837,499
RadNet, Inc.*	24,611	317,236
		2,013,110
HEALTH TECHNOLOGY—13.2%
BioLife Solutions, Inc.*	41,470	496,396
CareDx, Inc.*	32,743	958,388
CONMED Corp.	10,354	703,658
Cutera, Inc.*	37,577	770,328
Genomic Health, Inc.*	713	56,363
Haemonetics Corp.*	647	69,410
IntriCon Corp.*	22,475	778,309
NanoString Technologies, Inc.*	12,341	213,129
Natera, Inc.*	42,053	728,358
NewLink Genetics Corp.*	35,740	67,548
Nuvectra Corp.*	42,919	857,092
Ophthotech Corp.*	11,071	20,592
OraSure Technologies, Inc.*	57,005	723,964
Pieris Pharmaceuticals, Inc.*	45,353	153,747
STAAR Surgical Co.*	31,099	1,182,073
Surmodics, Inc.*	18,622	1,128,307
Tandem Diabetes Care, Inc.*	23,277	857,059
Veracyte, Inc.*	59,972	734,057
		10,498,778

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
INDUSTRIAL SERVICES—2.6%
Advanced Disposal Services, Inc.*	26,828	723,015
Basic Energy Services, Inc.*	103,446	649,641
Casella Waste Systems, Inc., Class A*	22,755	742,951
		2,115,607
NON-ENERGY MINERALS—2.4%
Coeur Mining, Inc.*	181,158	715,574
Eagle Materials, Inc.	9,000	657,000
Randgold Resources Ltd. ADR	6,520	522,708
		1,895,282
PROCESS INDUSTRIES—2.9%
Renewable Energy Group, Inc.*	31,628	852,375
Venator Materials PLC*	132,489	706,166
Verso Corp.*	28,698	723,764
		2,282,305
PRODUCER MANUFACTURING—4.1%
ACCO Brands Corp.	79,617	646,490
Harsco Corp.*	13,848	370,434
Integer Holdings Corp.*	11,892	1,053,393
Milacron Holdings Corp.*	5,106	72,761
NCI Building Systems, Inc.*	62,589	710,385
SPX FLOW, Inc.*	10,840	406,825
		3,260,288
RETAIL TRADE—2.1%
Five Below, Inc.*	5,700	597,303
Medifast, Inc.	4,703	698,395
Tilly’s, Inc., Class A	34,070	392,146
		1,687,844
TECHNOLOGY SERVICES—10.4%
Attunity Ltd.*	44,892	1,003,336
Box, Inc., Class A*	40,950	769,451
CyberArk Software Ltd.*	14,191	1,052,121
ForeScout Technologies, Inc.*	28,346	769,594
New Relic, Inc.*	8,837	770,498
Okta, Inc.*	13,386	852,019
SPS Commerce, Inc.*	1,586	135,175
Talend SA ADR*	20,129	699,281
Twilio, Inc., Class A*	8,700	822,063
Varonis Systems, Inc.*	21,118	1,222,943
Yext, Inc.*	14,794	214,809
		8,311,290

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
TRANSPORTATION—3.9%
ArcBest Corp.	18,189	732,289
Hub Group, Inc., Class A*	16,637	739,348
Star Bulk Carriers Corp.*	83,529	799,372
YRC Worldwide, Inc.*	141,363	800,115
		3,071,124
UTILITIES—0.7%
Pampa Energia SA, SP ADR*	15,334	538,990
TOTAL COMMON STOCKS
(Cost $77,492,033)		78,061,283
SHORT-TERM INVESTMENTS—2.0%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (a)		1,572,073
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,572,073)		1,572,073
TOTAL INVESTMENTS—100.1%
(Cost $79,064,106)		79,633,356
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.1)%		(70,014)
NET ASSETS—100.0%		$79,563,342

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

ADR - American Depositary Receipt

PLC - Public Limited Company

SP ADR - Sponsored American Depositary Receipt

The accompanying notes are an integral part of the portfolio of investments.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$78,061,283	$78,061,283	$-	$-
Short-Term Investments	1,572,073	1,572,073	-	-
Total Investments*	$79,633,356	$79,633,356	$-	$-

*	Please refer to the Portfolio of Investments for details on portfolio holdings.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, the Fund had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—96.6%
Basic Industries—6.9%
Cambrex Corp.*	30,532	$1,460,346
Ferro Corp.*	101,601	1,960,899
Graphic Packaging Holding Co.(a)	420,103	5,037,035
Innophos Holdings, Inc.	77,289	2,143,997
Orion Engineered Carbons SA	140,727	3,675,789
Owens-Illinois, Inc.	208,031	3,825,690
PQ Group Holdings, Inc.*	244,362	3,750,957
Schweitzer-Mauduit International, Inc.(a)	136,891	3,902,762
SunCoke Energy, Inc.*	534,463	5,216,359
Valvoline, Inc.(a)	368,957	7,781,303
		38,755,137
Capital Goods—9.8%
Aegion Corp.*(a)	122,691	2,343,398
Ampco-Pittsburgh Corp.*	36,084	155,161
BMC Stock Holdings, Inc.*	314,492	5,349,509
Continental Building Products, Inc.*	77,654	2,219,351
Engility Holdings, Inc.*	75,338	2,355,819
Ferroglobe PLC(a)	315,888	698,113
Ferroglobe Representation & Warranty Insurance*	276,005	0
Foundation Building Materials, Inc.*‡	114,184	1,116,720
Granite Construction, Inc.(a)	57,354	2,903,833
Hillenbrand, Inc.	43,699	1,936,303
LCI Industries(a)	68,555	5,304,786
Minerals Technologies, Inc.	82,014	4,615,748
NN, Inc.	118,956	854,104
Orion Group Holdings, Inc.*	266,564	1,162,219
Timken Co., (The)	82,596	3,316,229
Trinseo SA	51,985	2,626,802
Tutor Perini Corp.*(a)	153,263	2,852,225
WESCO International, Inc.*(a)	147,302	7,867,400
World Fuel Services Corp.	286,251	7,382,413
		55,060,133
Communications—1.0%
AMC Networks, Inc. Class A*	92,027	5,508,736
Consumer Durables—2.5%
Cooper Tire & Rubber Co.(a)	129,323	4,422,847
La-Z-Boy, Inc.	106,946	3,126,032
Standard Motor Products, Inc.	37,544	1,977,442
Strattec Security Corp.	18,651	569,602
Tower International, Inc.	134,103	3,770,976
		13,866,899
Consumer Non-Durables—3.6%
Energizer Holdings, Inc.(a)	56,799	2,546,299
Fresh Del Monte Produce, Inc.(a)	91,115	3,066,020
Skechers U.S.A., Inc. Class A*	182,368	4,923,936
Steven Madden Ltd.(a)	185,106	5,965,966
Universal Corp.	58,274	3,694,572
		20,196,793
Consumer Services—12.0%
ABM Industries, Inc.(a)	86,698	2,746,593
ACCO Brands Corp.	324,099	2,631,684
ASGN, Inc.*	73,214	5,070,069
Booz Allen Hamilton Holding Corp.	44,621	2,289,504
CBIZ, Inc.*	122,496	2,583,441
Civeo Corp.*	437,478	739,338
Ennis, Inc.	48,844	953,923
Entercom Communications Corp. Class A(a)	281,623	1,838,998
FTI Consulting, Inc.*	76,708	5,388,737
Group 1 Automotive, Inc.(a)	23,484	1,319,801
Huron Consulting Group, Inc.*	85,490	4,759,228
ICF International, Inc.	63,640	4,456,709
Lithia Motors, Inc. Class A(a)	104,755	8,679,999
MAXIMUS, Inc.	44,620	3,173,374
Navigant Consulting, Inc.	135,468	3,470,690
PRA Group, Inc.*(a)	84,344	2,574,179
Scholastic Corp.(a)	59,154	2,733,506
Tetra Tech, Inc.	103,329	6,298,936
TravelCenters of America LLC*	178,074	820,921
Viad Corp.	33,471	1,685,265
XO Group, Inc.*	97,569	3,366,131
		67,581,026

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Energy—5.5%
Cactus, Inc., Class A*	97,628	2,819,497
Dril-Quip, Inc.*(a)	85,537	3,358,183
Enerplus Corp.	483,118	4,652,426
Extraction Oil & Gas, Inc.*(a)	255,211	1,454,703
Forum Energy Technologies, Inc.*(a)	220,653	1,476,169
Gulfport Energy Corp.*	162,555	1,384,969
Jagged Peak Energy, Inc.*(a)	133,950	1,532,388
Key Energy Services, Inc.*(a)	117,568	685,421
Kosmos Energy Ltd.*	455,026	2,448,040
Nine Energy Service, Inc.*	141,624	3,990,964
ProPetro Holding Corp.*	112,357	1,822,430
Superior Energy Services, Inc.*(a)	267,416	1,457,417
WildHorse Resource Development Corp.*(a)	191,017	3,529,994
		30,612,601
Finance—32.1%
Air Lease Corp.(a)	193,744	7,528,892
AMERISAFE, Inc.	42,240	2,728,282
Aspen Insurance Holdings Ltd.(a)	60,113	2,516,330
Assured Guaranty Ltd.	278,801	11,380,657
Axis Capital Holdings Ltd.	36,525	2,021,659
BankUnited, Inc.	149,315	5,157,340
Boston Private Financial Holdings, Inc.	227,145	2,882,470
Cadence BanCorp	207,843	4,262,860
CenterState Banks, Inc.	125,011	3,126,525
Columbia Banking System, Inc.	25,188	1,024,648
Essent Group Ltd.*	179,935	6,938,294
FCB Financial Holdings, Inc., Class A*	77,036	3,053,707
Federal Agricultural Mortgage Corp., Class C	51,683	3,414,179
First Citizens BancShares Inc., Class A	7,539	3,237,774
First Hawaiian, Inc.(a)	118,012	3,070,672
First Merchants Corp.	83,883	3,526,441
First Midwest Bancorp Inc.	103,088	2,431,846
FirstCash, Inc.	47,525	4,232,101
Flushing Financial Corp.	61,289	1,432,324
Gladstone Capital Corp.	35,103	299,078
Global Indemnity Ltd. Class A	32,519	1,114,101
Greenhill & Co, Inc.(a)	66,472	1,564,086
Hanmi Financial Corp.	126,105	2,829,796
Hanover Insurance Group Inc., (The)	30,057	3,447,838
Heritage Financial Corp.	78,888	2,758,713
Hope Bancorp, Inc.(a)	126,211	1,918,407
James River Group Holdings Ltd.	94,996	3,615,548
Luther Burbank Corp.	202,004	2,100,842
Merchants Bancorp(a)	90,524	2,162,618
National General Holdings Corp.	300,897	7,988,815
Navient Corp.	636,082	7,314,943
Navigators Group, Inc. (The)(a)	40,729	2,829,444
Nelnet, Inc., Class A	144,210	7,852,235
NMI Holdings, Inc. Class A*(a)	134,749	2,632,995
Peapack Gladstone Financial Corp.	98,448	2,816,597
PennyMac Financial Services, Inc.	167,067	3,426,544
Preferred Bank(a)	49,562	2,538,566
ProAssurance Corp.(a)	77,694	3,397,559
Radian Group, Inc.	183,577	3,377,817
RBB Bancorp	68,828	1,495,632
Silvercrest Asset Management Group, Inc. Class A	230,305	3,217,361
SLM Corp.*(a)	1,069,982	10,988,715
South State Corp.(a)	14,008	1,016,421
State Auto Financial Corp.	51,361	1,797,635
Stewart Information Services Corp.	39,640	1,667,258
Stifel Financial Corp.	65,608	3,166,898
Synovus Financial Corp.	45,155	1,707,311
Umpqua Holdings Corp.	89,633	1,724,539
Walker & Dunlop, Inc.	180,631	8,531,202
Washington Federal, Inc.	65,496	1,886,940
White Mountains Insurance Group Ltd.	3,159	2,933,921
		180,087,376

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Health Care—4.2%
Chemed Corp.	16,654	5,275,654
ICON PLC*	41,683	6,032,364
Integra LifeSciences Holdings Corp.*	35,192	1,887,347
LHC Group, Inc.*(a)	39,489	4,141,212
Patterson Cos, Inc.(a)	84,725	2,149,473
Syneos Health, Inc.*(a)	81,239	4,201,681
		23,687,731
Real Estate Investment Trusts—6.9%
Ares Commercial Real Estate Corp.	303,316	4,331,352
Blackstone Mortgage Trust, Inc. Class A(a)	190,445	6,684,619
Chatham Lodging Trust	79,980	1,598,800
Front Yard Residential Corp.	59,180	533,212
Gladstone Commercial Corp.(a)	41,300	790,482
MFA Financial, Inc.	658,527	4,774,321
Realogy Holdings Corp.(a)	236,706	4,558,958
Starwood Property Trust, Inc.(a)	182,770	4,088,565
Two Harbors Investment Corp.(a)	788,331	11,336,200
		38,696,509
Technology—11.4%
Bel Fuse, Inc., Class B(a)	131,026	2,949,395
Belden, Inc.(a)	93,319	5,205,334
Brooks Automation, Inc.(a)	192,475	5,843,541
Ciena Corp.*	263,853	8,606,885
EnerSys	73,991	6,464,594
EVERTEC, Inc.	96,279	2,631,305
Insight Enterprises, Inc.*	73,738	3,287,240
NCR Corp.*(a)	127,606	3,535,962
NETGEAR, Inc.*	59,642	3,304,167
PC Connection, Inc.	29,809	934,214
SMART Global Holdings, Inc.*(a)	109,045	3,739,153
Sykes Enterprises, Inc.*	161,521	4,461,210
SYNNEX Corp.	73,569	5,939,925
TTEC Holdings, Inc.	162,100	4,741,425
Versum Materials, Inc.	65,385	2,264,937
		63,909,287
Utilities—0.7%
Portland General Electric Co.	36,149	1,740,574
Pure Cycle Corp.*	193,910	2,036,055
		3,776,629
TOTAL COMMON STOCKS
(Cost $465,427,982)		541,738,857

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—19.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%(b)	107,634,460	107,634,460
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $107,634,460)		107,634,460
SHORT-TERM INVESTMENTS—2.9%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10%(b)	16,073,420	16,073,420
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,073,420)		16,073,420
TOTAL INVESTMENTS—118.7%
(Cost $589,135,862)		665,446,737
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.7)%		(104,970,643)
NET ASSETS—100.0%		$560,476,094

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $105,146,766.
(b)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$38,755,137	$38,755,137	$-	$-	$-
Capital Goods	55,060,133	55,060,133	-	-	-
Communications	5,508,736	5,508,736	-	-	-
Consumer Durables	13,866,899	13,866,899	-	-	-
Consumer Non-Durables	20,196,793	20,196,793	-	-	-
Consumer Services	67,581,026	67,581,026	-	-	-
Energy	30,612,601	30,612,601	-	-	-
Finance	180,087,376	180,087,376	-	-	-
Health Care	23,687,731	23,687,731	-	-	-
Real Estate Investment Trusts	38,696,509	38,696,509	-	-	-
Technology	63,909,287	63,909,287	-	-	-
Utilities	3,776,629	3,776,629	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	107,634,460	-	-	-	107,634,460
Short-Term Investments	16,073,420	16,073,420	-	-	-
Total Assets	$665,446,737	$557,812,277	$-	$-	$107,634,460

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—109.4%
COMMON STOCKS—100.6%
Basic Industries—2.6%
BHP Billiton Ltd. - SP ADR(a)	42,106	$1,867,822
Freeport-McMoRan, Inc.Ɨ	191,790	2,289,973
Mosaic Co., (The)	133,033	4,789,188
Nutrien Ltd.	70,761	3,648,437
Rio Tinto PLC - SP ADRƗ	69,690	3,258,704
		15,854,124
Capital Goods—6.2%
Argan, Inc.	83,804	3,642,960
CECO Environmental Corp.*	278,755	2,316,454
Colfax Corp.*(a)	64,751	1,614,890
DMC Global, Inc.	79,713	2,901,553
Ferroglobe Representation & Warranty Insurance*	386,647	0
Fluor Corp.Ɨ	80,537	3,296,379
Graham Corp.	82,099	2,045,907
Hexcel Corp.	28,644	1,766,476
Jacobs Engineering Group, Inc.(a)Ɨ#	53,784	3,531,995
KBR, Inc.Ɨ	241,403	4,482,854
Manitex International, Inc.*(a)	270,943	1,975,174
Quanta Services, Inc.*	86,881	3,049,523
Safran SA - ADRƗ	131,783	4,127,444
World Fuel Services Corp.Ɨ	115,468	2,977,920
		37,729,529
Communications—3.9%
Charter Communications, Inc.*Ɨ	14,997	4,937,012
Comcast Corp., Class A(a)Ɨ	310,745	12,122,163
KT Corp. - SP ADR	167,241	2,461,788
Liberty Latin America Ltd. Class C*(a)	127,120	2,350,449
Mobile TeleSystems PJSC - SP ADR	238,059	1,764,017
		23,635,429
Consumer Durables—0.5%
Sony Corp. SP ADR	62,476	3,299,982
Consumer Non-Durables—2.9%
Altria Group, Inc.	55,492	3,042,626
Coca-Cola Co., (The)	66,666	3,359,967
Coca-Cola European Partners PLC	74,839	3,632,685
Hasbro, Inc.(a)	23,452	2,134,132
Nomad Foods Ltd.*Ɨ	161,467	3,264,863
Skechers U.S.A., Inc. Class A*	73,637	1,988,199
		17,422,472
Consumer Services—13.6%
Barrett Business Services, Inc.Ɨ	28,073	1,974,936
CDK Global, Inc.	43,496	2,192,198
CVS Health Corp.(a)Ɨ	103,234	8,279,367
Dollar General Corp.	34,374	3,815,170
Dollar Tree, Inc.*	33,171	2,878,248
eBay, Inc.*Ɨ	97,952	2,923,867
Emerald Expositions Events, Inc.	90,056	1,053,655
Gap Inc/The	95,409	2,603,712
Hackett Group Inc., (The)	126,314	2,229,442
ICF International, Inc.	52,112	3,649,403
IHS Markit Ltd.*	59,447	3,172,686
International Game Technology PLC(a)Ɨ	124,969	2,150,716
Jones Lang LaSalle, Inc.	9,223	1,320,734
KAR Auction Services, Inc.(a)	45,936	2,624,783
Korn/Ferry International	43,880	2,148,804
Kroger Co., (The)(a)Ɨ#	85,611	2,539,222
Las Vegas Sands Corp.	43,696	2,400,658
Liquidity Services, Inc.*	175,700	1,138,536
Perficient, Inc.*	107,202	2,713,283
Points International Ltd.*	130,610	1,396,221
QuinStreet, Inc.*	202,616	3,270,222
Qurate Retail, Inc.*	176,181	3,914,742
Stars Group Inc., (The)*	174,342	3,416,901
Tailored Brands, Inc.(a)Ɨ	140,685	3,221,687
Tetra Tech, Inc.	46,256	2,819,766
Walgreens Boots Alliance, Inc.(a)	48,423	4,099,975
Walt Disney Co. (The)Ɨ	36,193	4,179,930
Wyndham Destinations, Inc.Ɨ	95,247	3,949,893
		82,078,757

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Energy—13.5%
Anadarko Petroleum Corp.Ɨ	71,542	3,784,572
Andeavor Logistics LP	56,372	2,103,803
Apergy Corp.*(a)	39,997	1,371,097
Archrock, Inc.Ɨ	297,181	3,031,248
Baker Hughes a GE Co.Ɨ	108,730	2,481,219
Canadian Natural Resources Ltd.Ɨ	92,086	2,315,963
Chevron Corp.Ɨ	110,487	13,141,324
Dawson Geophysical Co.*(a)	182,116	677,472
Diamondback Energy, Inc.	27,797	3,068,187
Enerplus Corp.	180,778	1,740,892
EOG Resources, Inc.Ɨ	41,807	4,319,081
Halliburton Co.(a)Ɨ	179,745	5,649,385
Marathon Oil Corp.	196,747	3,283,707
Marathon Petroleum Corp.	28,583	1,862,468
Mitcham Industries, Inc.*	372,478	1,318,572
Oceaneering International, Inc.*(a)	158,773	2,665,799
Parsley Energy, Inc., Class A*	83,956	1,690,034
Phillips 66Ɨ	43,437	4,062,228
Pioneer Natural Resources Co.Ɨ	25,264	3,732,756
ProPetro Holding Corp.*	124,880	2,025,554
Schlumberger Ltd.Ɨ	219,300	9,890,430
Solaris Oilfield Infrastructure, Inc. Class A*(a)	89,964	1,181,227
Tidewater, Inc.*(a)	84,005	1,997,639
Valero Energy Corp.Ɨ	26,195	2,092,981
Viper Energy Partners LPƗ	76,698	2,303,241
		81,790,879

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Finance—17.9%
AerCap Holdings NV*Ɨ	60,645	3,206,301
AMERCO(a)	7,704	2,669,051
American International Group, Inc.(a)Ɨ	148,945	6,441,871
Arthur J Gallagher & Co.	46,550	3,587,609
Banco Macro SA - ADR	38,265	1,698,583
Bank of America Corp.Ɨ	306,933	8,716,897
Bar Harbor Bankshares	19,354	497,978
Berkshire Hathaway, Inc., Class B*(a)Ɨ#	60,078	13,111,423
BGC Partners, Inc., Class A	346,891	3,656,231
Citigroup, Inc.Ɨ	160,194	10,378,969
Discover Financial Services(a)Ɨ	55,862	3,982,961
FedNat Holding Co.(a)	123,406	2,700,123
Fortress Transportation & Infrastructure Investors LLC	102,021	1,623,154
GAIN Capital Holdings, Inc.	249,767	1,835,787
Jefferies Financial Group, Inc.Ɨ	116,308	2,541,330
JPMorgan Chase & Co.Ɨ#	50,173	5,578,736
Jupai Holdings Ltd. ADR	132,668	1,208,606
Lazard Ltd., Class AƗ	63,390	2,543,207
Loews Corp.	56,680	2,724,041
MetLife, Inc.Ɨ	128,769	5,746,960
Morgan StanleyƗ	118,955	5,280,412
Nasdaq, Inc.(a)	25,099	2,292,041
Oaktree Capital Group LLC(a)	52,802	2,187,059
State Street Corp.Ɨ	32,025	2,338,466
Stifel Financial Corp.	101,731	4,910,555
Travelers Cos., Inc., (The)Ɨ	28,865	3,763,130
White Mountains Insurance Group Ltd.	2,893	2,686,874
		107,908,355
Health Care—14.1%
Anthem, Inc.Ɨ	21,098	6,119,897
Celgene Corp.*	35,169	2,539,905
Cigna Corp.(a)Ɨ	33,367	7,453,520
DaVita, Inc.*	55,525	3,667,982
DENTSPLY SIRONA, Inc.	41,702	1,575,502
Exelixis, Inc.*(a)	146,230	2,969,931
HCA Healthcare, Inc.Ɨ	40,976	5,900,134
Jazz Pharmaceuticals PLC*	21,147	3,197,426
Johnson & JohnsonƗ	75,861	11,143,981
Laboratory Corp. of America Holdings*Ɨ	32,210	4,691,064
LHC Group, Inc.*(a)Ɨ#	35,796	3,753,927
Medtronic PLCƗ#	51,579	5,030,500
Novartis AG - SP ADRƗ	81,936	7,499,602
Quest Diagnostics, Inc.Ɨ	41,582	3,682,918
Stericycle, Inc.*	49,626	2,385,522
Taro Pharmaceutical Industries Ltd.*(a)	13,439	1,450,337
Teva Pharmaceutical Industries Ltd. - Sponsored ADR(a)*	193,271	4,163,057
UnitedHealth Group, Inc.Ɨ#	28,198	7,933,789
		85,158,994
Real Estate Investment Trusts—0.6%
CatchMark Timber Trust, Inc., Class A	187,337	1,553,024
Marcus & Millichap, Inc.*	31,805	1,160,564
Wheeler Real Estate Investment Trust, Inc.(a)*	343,391	958,061
		3,671,649

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Technology—19.3%
Advanced Energy Industries, Inc.*(a)	27,738	1,304,796
Avnet, Inc.	74,160	3,249,691
Baidu, Inc. - SP ADR*Ɨ	27,915	5,255,836
Booking Holdings, Inc.*	1,665	3,149,980
Capgemini SE - ADR	137,149	3,204,486
Casa Systems, Inc.*	98,494	1,531,582
CDW Corp.	40,328	3,737,599
CEVA, Inc.*	52,682	1,369,205
Citrix Systems, Inc.	26,851	2,925,954
Cognizant Technology Solutions Corp., Class AƗ#	57,684	4,108,831
Dolby Laboratories, Inc. Class AƗ	40,671	2,863,238
Electronics For Imaging, Inc.*(a)	62,124	1,719,592
Euronet Worldwide, Inc.*	29,589	3,479,962
EVERTEC, Inc.	147,259	4,024,589
Fabrinet*	55,875	2,946,289
First Data Corp., Class A*Ɨ	170,585	3,254,762
Flex Ltd.*Ɨ	111,509	975,704
Generac Holdings, Inc.*	56,484	3,215,069
Hollysys Automation Technologies, Ltd.	124,834	2,472,962
Infosys Ltd. - SP ADR(a)	272,730	2,689,118
Insight Enterprises, Inc.*Ɨ	78,073	3,480,494
InterDigital Inc.(a)	44,796	3,371,347
LogMeIn, Inc.	30,207	2,785,992
Marvell Technology Group Ltd.	154,767	2,493,296
Maxim Integrated Products, Inc.	53,227	2,976,454
Microchip Technology, Inc.(a)	30,401	2,280,075
Oracle Corp.	62,654	3,055,009
PayPal Holdings, Inc.*Ɨ#	31,204	2,677,615
Powell Industries, Inc.(a)	56,981	1,741,909
Rambus, Inc.*	148,329	1,293,429
Rubicon Project Inc., (The)*	471,519	2,098,260
Sabre Corp.Ɨ	189,385	4,842,574
Sensata Technologies Holding PLC*	40,889	1,891,525
SINA Corp.*	17,927	1,161,132
SMART Global Holdings, Inc.*(a)	54,885	1,882,007
Sogou, Inc. - ADR*(a)	235,402	1,461,846
SYNNEX Corp.	51,987	4,197,430
Tencent Holdings Ltd. - ADR	82,556	3,308,845
VeriSign, Inc.*	21,412	3,341,557
Weibo Corp. - SP ADR*(a)	30,392	1,935,363
YY, Inc. - ADR*	33,345	2,269,794
Zebra Technologies Corp., Class A*Ɨ	23,458	4,217,748
		116,242,946
Transportation—3.3%
Daseke, Inc.*	147,278	592,058
Dorian LPG Ltd.*	198,522	1,395,610
Expeditors International of Washington, Inc.(a)	31,460	2,393,791
Forward Air Corp.(a)	27,924	1,822,879
Golar LNG Partners LP	95,063	1,155,016
Overseas Shipholding Group, Inc., Class A*	482,883	1,033,370
Ryanair Holdings PLC - SP ADR*	16,595	1,366,266
Safe Bulkers, Inc.*	623,419	1,240,604
SEACOR Marine Holdings, Inc.*(a)	54,801	985,870
Teekay LNG Partners LP	138,508	1,875,398
Teekay Offshore Partners LP	581,038	964,523
United Parcel Service, Inc., Class BƗ	42,091	4,852,671
		19,678,056

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Utilities—2.2%
Cheniere Energy, Inc.*	42,372	2,589,776
Enterprise Products Partners LP	115,784	3,039,330
EQT Midstream Partners LP	41,701	1,987,470
MPLX LP	94,976	3,146,555
TerraForm Power, Inc.	214,284	2,464,266
		13,227,397
TOTAL COMMON STOCKS
(Cost $499,405,770)		607,698,569

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—8.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.15%(b)	52,946,403	52,946,403
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $52,946,403)		52,946,403
TOTAL LONG POSITIONS—109.4%
(Cost $552,352,173)		660,644,972
SECURITIES SOLD SHORT—(52.6%)
COMMON STOCKS—(51.8%)
Basic Industries—(1.7%)
Amyris, Inc.*	(244,051)	(1,205,612)
AptarGroup, Inc.	(25,099)	(2,611,551)
CryoPort, Inc.*	(166,909)	(1,805,955)
Mountain Province Diamonds, Inc.	(41,726)	(53,073)
Quaker Chemical Corp.	(17,475)	(3,604,044)
Tanzanian Royalty Exploration Corp.*	(160,240)	(57,767)
Uranium Energy Corp.*	(842,078)	(1,111,543)
		(10,449,545)
Capital Goods—(3.8%)
AAON, Inc.	(86,201)	(3,271,328)
Applied Energetics, Inc.*	(363,725)	(21,824)
Axon Enterprise, Inc.*	(54,417)	(2,365,507)
Blue Bird Corp.*	(180,502)	(3,453,003)
DynaMotive Energy Systems Corp.*	(72,185)	(7)
GCP Applied Technologies, Inc.*	(105,218)	(2,872,451)
KeyW Holding Corp., (The)*	(267,749)	(2,615,908)
Kornit Digital Ltd.*	(80,013)	(1,841,899)
Kratos Defense & Security Solutions, Inc.*	(200,407)	(2,665,413)
WD-40 Co.	(20,308)	(3,547,402)
		(22,654,742)
Communications—(2.1%)
CTC Communications Group, Inc.*	(98,900)	0
GTT Communications, Inc.*	(72,751)	(2,448,798)
Netflix, Inc.*	(36,375)	(10,407,979)
		(12,856,777)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Consumer Durables—(3.3%)
Ferrari NV	(26,085)	(2,858,916)
GoPro, Inc.*	(506,718)	(2,574,127)
iRobot Corp.*	(45,084)	(4,301,014)
Qsound Labs, Inc.*	(4,440)	0
Tempur Sealy International, Inc.*	(59,260)	(3,021,075)
Tesla Motors, Inc.*	(19,596)	(6,868,006)
		(19,623,138)
Consumer Non-Durables—(4.4%)
Amish Naturals, Inc.*	(25,959)	0
Canada Goose Holdings, Inc.*	(27,085)	(1,824,175)
Crocs, Inc.*	(113,379)	(3,151,936)
elf Beauty, Inc.*	(204,935)	(2,614,970)
Fitbit, Inc.*	(421,551)	(2,322,746)
Freshpet, Inc.*	(80,171)	(2,645,643)
Marine Products Corp.	(56,553)	(1,229,462)
MGP Ingredients, Inc.	(36,373)	(2,473,000)
Monster Beverage Corp.*	(55,379)	(3,305,019)
National Beverage Corp.*	(34,569)	(3,016,837)
Primo Water Corp.*	(251,130)	(3,646,408)
Valence Technology, Inc.*	(27,585)	(3)
Vince Holding Corp.*	(34,919)	(443,471)
		(26,673,670)
Consumer Services—(11.3%)
ADT, Inc.	(234,874)	(1,834,366)
Brink’s Co. (The)	(41,137)	(2,913,322)
Carvana Co.*	(64,151)	(2,777,097)
Chegg, Inc.*	(76,950)	(2,150,753)
Chuy’s Holdings, Inc.*	(95,824)	(2,050,634)
Cimpress NV*	(26,857)	(3,240,566)
Corporate Resource Services, Inc.*	(218,896)	(197)
Fiesta Restaurant Group, Inc.*	(111,938)	(2,110,031)
Foot Locker, Inc.	(62,056)	(3,499,958)
GrubHub, Inc.*	(35,457)	(2,775,929)
HelloFresh SE*	(163,183)	(1,671,900)
K12, Inc.*	(132,261)	(3,155,748)
Lands’ End, Inc.*	(146,448)	(3,109,091)
MarineMax, Inc.*	(73,095)	(1,551,807)
Medifast, Inc.	(9,359)	(1,389,812)
Meredith Corp.	(25,552)	(1,463,108)
Natural Grocers by Vitamin Cottage, Inc.*	(81,629)	(1,545,237)
Noodles & Co.*	(306,058)	(2,420,919)
Pinduoduo, Inc. - ADR*	(103,391)	(2,373,857)
Red Robin Gourmet Burgers, Inc.*	(88,235)	(3,060,872)
Royal Caribbean Cruises Ltd.	(27,863)	(3,150,469)
Shake Shack, Inc. Class A*	(69,973)	(3,887,000)
Sonic Automotive, Inc.	(104,461)	(1,649,439)
Stitch Fix, Inc., Class A*	(103,398)	(2,825,867)
Town Sports International Holdings, Inc.*	(242,122)	(1,721,487)
TransEnterix, Inc.*	(457,289)	(1,422,169)
TripAdvisor, Inc.*	(80,215)	(5,138,573)
Wayfair, Inc. Class A*	(31,922)	(3,390,116)
		(68,280,324)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Energy—0.0%
Beard Co.*	(9,710)	(5)
Finance—(2.8%)
Farmers & Merchants Bancorp Inc.	(71,230)	(2,925,416)
Kinsale Capital Group, Inc.	(56,651)	(3,524,259)
Siebert Financial Corp.*	(105,287)	(1,359,255)
Trupanion, Inc.*	(112,595)	(3,369,968)
Westamerica Bancorporation	(45,565)	(2,879,708)
Willscot Corp.*	(188,673)	(2,599,914)
		(16,658,520)
Health Care—(5.9%)
Align Technology, Inc.*	(12,524)	(2,879,142)
Atrion Corp.	(3,421)	(2,645,186)
BodyTel Scientific, Inc.*	(4,840)	(1)
CareView Communications, Inc.*	(207,165)	(3,522)
Corindus Vascular Robotics, Inc.*	(626,010)	(763,732)
Cross Country Healthcare, Inc.*	(358,872)	(3,254,969)
Diplomat Pharmacy, Inc.*	(180,004)	(2,786,462)
Endologix, Inc.*	(547,834)	(466,316)
Heska Corp.*	(43,100)	(4,481,538)
Invacare Corp.	(201,007)	(1,105,539)
iRhythm Technologies, Inc.*	(20,181)	(1,495,008)
Momenta Pharmaceuticals, Inc.*	(179,241)	(2,122,213)
Quidel Corp.*	(64,985)	(3,952,388)
Surgery Partners, Inc.*	(206,435)	(2,962,342)
Tactile Systems Technology, Inc.*	(78,613)	(4,421,195)
ViewRay, Inc.*	(308,691)	(2,071,317)
Vital Therapies, Inc.*	(215,590)	(68,213)
		(35,479,083)
Real Estate Investment Trusts—(0.4%)
Agree Realty Corp.	(44,006)	(2,621,438)
Technology—(13.2%)
2U, Inc.*	(30,197)	(1,763,203)
500.com Ltd. Class A - ADR*	(93,947)	(736,544)
8x8, Inc.*	(182,428)	(3,595,656)
Alarm.com Holdings, Inc.*	(26,281)	(1,336,389)
ANTs Software, Inc.*	(10,334)	(1)
Benefitfocus, Inc.*	(36,224)	(1,814,822)
Box, Inc.*	(106,141)	(1,994,389)
Capstone Turbine Corp.*	(28,762)	(20,133)
Carbonite, Inc.*	(132,339)	(3,749,164)
Consygen, Inc.*	(200)	0
Ellie Mae, Inc.*	(34,937)	(2,350,212)
Ener1, Inc.*	(102,820)	(10)
Enphase Energy, Inc.*	(818,969)	(4,422,433)
FireEye, Inc.*	(160,649)	(3,214,586)
Harmonic, Inc.*	(700,664)	(3,937,732)
Impinj, Inc.*	(109,632)	(2,328,584)
Inseego Corp.*	(717,092)	(2,667,582)
Interliant, Inc.*	(600)	0
Knowles Corp.*	(179,245)	(2,731,694)
LivePerson, Inc.*	(93,815)	(1,770,289)
Manhattan Associates, Inc.*	(71,166)	(3,524,852)
Match Group, Inc.*	(51,525)	(2,074,912)
Materialise NV - ADR*	(174,607)	(2,458,467)
Medidata Solutions, Inc.*	(42,422)	(3,275,403)
Nestor, Inc.*	(15,200)	(1)
NetScout Systems, Inc.*	(127,364)	(3,410,808)
New Relic, Inc.*	(19,255)	(1,678,843)
Proofpoint, Inc.*	(27,921)	(2,708,616)
PROS Holdings, Inc.*	(117,274)	(3,772,705)
Shopify, Inc.*	(16,891)	(2,578,580)
Snap, Inc. Class A*	(391,869)	(2,551,067)
Spotify Technology SA*	(29,225)	(3,985,705)
Square, Inc.*	(34,159)	(2,385,665)
SunPower Corp.*	(237,362)	(1,625,930)
Tiger Telematics, Inc.*	(6,510)	0
TrueCar, Inc.*	(312,124)	(3,249,211)
Uni-Pixel, Inc.*	(19,665)	(28)
Worldgate Communications, Inc.*	(582,655)	(58)
Xybernaut Corp.*	(34,156)	0
Zendesk, Inc.*	(35,488)	(2,109,052)
		(79,823,326)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Utilities—(2.9%)
Cadiz, Inc.*	(96,066)	(1,040,395)
California Water Service Group	(71,573)	(3,272,317)
Chesapeake Utilities Corp.	(33,689)	(2,898,602)
El Paso Electric Co.	(62,946)	(3,484,061)
MGE Energy, Inc.	(35,449)	(2,342,824)
PNM Resources, Inc.	(42,495)	(1,836,634)
Sempra Energy	(23,121)	(2,664,002)
		(17,538,835)
TOTAL COMMON STOCKS
(Proceeds $(306,225,994))		(312,659,403)
EXCHANGE TRADED FUNDS—(0.8%)
Finance—(0.8%)
Direxion Daily Financial Bear 3X	(280,020)	(2,875,805)
VelocityShares 3x Long Natural Gas ETN*	(10,630)	(1,781,801)
		(4,657,606)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $(4,928,044))		(4,657,606)
TOTAL SECURITIES SOLD SHORT—(52.6%)
(Proceeds $(311,154,038))		(317,317,009)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTENƗƗ—(0.5%)
Call Options Written—(0.5%)
Energous Corp.
Expiration:
01/17/2020,
Exercise Price:
20.00	(679)	(554,743)	(64,505)
Jacobs Engineering Group, Inc.
Expiration:
04/18/2019,
Exercise Price:
80.00	(480)	(3,152,160)	(30,000)
JPMorgan Chase & Co.
Expiration:
01/17/2020,
Exercise Price:
110.00	(447)	(4,970,193)	(507,345)
Kroger Co., (The)
Expiration:
01/17/2020,
Exercise Price:
32.00	(703)	(2,085,098)	(207,385)
LHC Group, Inc.
Expiration:
06/21/2019,
Exercise Price:
100.00	(289)	(3,030,743)	(381,480)
Medtronic PLC
Expiration:
01/17/2020,
Exercise Price:
95.00	(434)	(4,232,802)	(416,640)
PayPal Holdings, Inc.
Expiration:
01/17/2020,
Exercise Price:
87.50	(248)	(2,128,088)	(278,752)
Sears Holdings Corp.
Expiration:
01/18/2019,
Exercise Price:
10.00	(3,091)	(105,094)	(1,546)
Tesla, Inc.
Expiration:
08/16/2019,
Exercise Price:
365.00	(76)	(2,663,648)	(435,100)
UnitedHealth Group, Inc.
Expiration:
01/17/2020,
Exercise Price:
280.00	(240)	(6,752,640)	(735,600)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(4,251,348))			(3,058,353)
Put Options Written—(0.0%)
Berkshire Hathaway, Inc., Class B
Expiration:
01/17/2020,
Exercise Price:
185.00	(131)	(2,858,944)	(68,906)
Cognizant Technology Solutions Corp., Class A
Expiration:
01/18/2019,
Exercise Price:
45.00	(647)	(4,608,581)	(1,617)
Medtronic PLC
Expiration:
01/18/2019,
Exercise Price:
70.00	(648)	(6,319,944)	(3,564)
Wells Fargo & Co.
Expiration:
01/18/2019,
Exercise Price:
40.00	(1,578)	(8,565,384)	(11,046)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(1,990,503))			(85,133)
TOTAL OPTIONS WRITTEN
(Premiums received $(6,241,851))			(3,143,486)
OTHER ASSETS IN EXCESS OF LIABILITIES—43.7%			263,635,515
NET ASSETS—100.0%			$603,819,992

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $51,663,162.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$15,854,124	$15,854,124	$-	$-	$-
Capital Goods	37,729,529	37,729,529	-	-	-
Communications	23,635,429	23,635,429	-	-	-
Consumer Durables	3,299,982	3,299,982	-	-	-
Consumer Non-Durables	17,422,472	17,422,472	-	-	-
Consumer Services	82,078,757	82,078,757	-	-	-
Energy	81,790,879	81,790,879	-	-	-
Finance	107,908,355	107,908,355	-	-	-
Health Care	85,158,994	85,158,994	-	-	-
Real Estate Investment Trusts	3,671,649	3,671,649	-	-	-
Technology	116,242,946	116,242,946	-	-	-
Transportation	19,678,056	19,678,056	-	-	-
Utilities	13,227,397	13,227,397	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	52,946,403	-	-	-	52,946,403
Total Assets	$660,644,972	$607,698,569	$-	$-	$52,946,403

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Basic Industries	$(10,449,545)	$(10,449,545)	$-	$-	$-
Capital Goods	(22,654,742)	(22,654,735)	-	(7)	-
Communications	(12,856,777)	(12,856,777)	-	-	-
Consumer Durables	(19,623,138)	(19,623,138)	-	-	-
Consumer Non-Durables	(26,673,670)	(26,673,667)	-	(3)	-
Consumer Services	(68,280,324)	(68,280,324)	-	-	-
Energy	(5)	-	(5)	-	-
Finance	(16,658,520)	(16,658,520)	-	-	-
Health Care	(35,479,083)	(35,479,082)	-	(1)	-
Real Estate Investment Trusts	(2,621,438)	(2,621,438)	-	-	-
Technology	(79,823,326)	(79,823,256)	-	(70)	-
Utilities	(17,538,835)	(17,538,835)	-	-	-
Exchange Traded Funds	(4,657,606)	(4,657,606)	-	-	-
Options Written
Equity Contracts	(3,143,486)	(2,082,794)	(1,060,692)	-	-
Total Liabilities	$(320,460,495)	$(319,399,717)	$(1,060,697)	$(81)	$-

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—99.9%
COMMON STOCKS—96.8%
Basic Industries—4.2%
Celanese Corp., Series A	243,046	$24,530,633
FMC Corp.	337,852	27,953,875
Graphic Packaging Holding Co.Ɨ	4,019,366	48,192,198
Mexichem SAB de CV	3,707,400	8,652,042
Mosaic Co., (The)Ɨ	1,453,166	52,313,976
Nutrien Ltd.Ɨ	793,394	40,907,395
Rio Tinto PLC - SP ADR	343,840	16,077,958
Stornoway Diamond Corp.*	22,666,101	3,241,304
WestRock Co.Ɨ	830,793	39,138,658
		261,008,039
Capital Goods—9.1%
AMETEK, Inc.Ɨ	689,111	50,601,421
Boeing Co., (The)Ɨ	162,954	56,505,929
Caterpillar, Inc.	224,081	30,401,069
Cemex SAB de CV - SP ADR*	327,103	1,681,309
CRH PLC	626,353	17,221,425
Cummins, Inc.	69,225	10,457,129
Curtiss-Wright Corp.	170,517	18,825,077
Dover Corp.	400,858	34,028,836
HD Supply Holdings, Inc.*	1,151,900	45,960,810
ITT, Inc.	824,685	45,728,783
Masco Corp.Ɨ	1,058,851	33,554,988
Owens Corning	515,401	26,878,162
Parker-Hannifin Corp.Ɨ	269,145	46,303,706
Raytheon Co.Ɨ	88,221	15,468,670
Timken Co., (The)	733,308	29,442,316
Trinseo SA	576,570	29,134,082
United Technologies Corp.Ɨ	319,449	38,921,666
Weichai Power Co. Ltd.	11,459,000	12,392,375
WESCO International, Inc.*	293,753	15,689,348
		559,197,101
Communications—2.8%
China Mobile Ltd. - SP ADR	392,408	19,518,374
Comcast Corp., Class AƗ	2,305,442	89,935,293
Liberty Global PLC, Series C*	496,500	12,059,985
Verizon Communications, Inc.Ɨ	792,391	47,781,177
		169,294,829
Consumer Durables—2.0%
frontdoor, Inc.*	267,767	6,236,293
Lear Corp.	231,111	31,488,874
Persimmon PLC	1,752,314	42,590,932
Sony Corp.	830,000	43,861,238
		124,177,337
Consumer Non-Durables—5.0%
Altria Group, Inc.Ɨ	1,080,697	59,254,617
Ambev SA - ADR	6,766,034	28,890,965
Anheuser-Busch InBev - SP ADR	285,317	21,932,318
Asahi Group Holdings Ltd.	629,300	26,432,509
British American Tobacco Plc	653,506	22,880,294
Coca-Cola European Partners PLCƗ	697,690	33,865,873
Heineken Holding NV	164,386	14,553,477
Imperial Brands PLC	1,325,695	40,863,147
Nomad Foods Ltd.*Ɨ	2,409,621	48,722,537
PepsiCo, Inc.	91,459	11,152,510
		308,548,247

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Consumer Services—12.1%
CDK Global, Inc.	513,829	25,896,982
CVS Health Corp.Ɨ	697,735	55,958,347
Dollar Tree, Inc.*	286,299	24,842,164
Dun & Bradstreet Corp. (The)	228,844	32,848,268
eBay, Inc.*Ɨ	1,980,318	59,112,492
Equiniti Group PLC	2,371,153	6,866,861
Expedia Group, Inc.	76,414	9,230,047
GVC Holdings Plc	1,839,030	17,345,037
Hays PLC	10,236,440	20,556,529
Interpublic Group of Cos., Inc., (The)	1,354,055	31,820,292
KAR Auction Services, Inc.	1,010,886	57,762,026
Las Vegas Sands Corp.	676,181	37,149,384
Lowe’s Cos., Inc.	386,406	36,465,134
ManpowerGroup, Inc.	144,426	11,724,503
Melco Resorts & Entertainment Ltd. - ADR	853,701	15,426,377
Moody’s Corp.	143,579	22,839,112
Nordstrom, Inc.	451,241	23,857,112
Omnicom Group, Inc.Ɨ	251,657	19,370,039
Robert Half International, Inc.Ɨ	365,546	22,601,709
S&P Global, Inc.	137,256	25,098,632
Six Flags Entertainment Corp.	466,446	28,621,127
Target Corp.	222,766	15,807,475
Teleperformance	121,336	20,113,496
Tribune Media Co.	1,250,360	50,339,494
Walgreens Boots Alliance, Inc.	192,543	16,302,616
Wyndham Destinations, Inc.	775,391	32,155,465
Wyndham Hotels & Resorts, Inc.	508,701	25,501,181
		745,611,901
Energy—7.6%
Apergy Corp.*	496,836	17,031,538
Cactus, Inc., Class A*	858,575	24,795,646
Chevron Corp.Ɨ	309,402	36,800,274
Cimarex Energy Co.	205,638	16,858,203
ConocoPhillips	396,657	26,250,760
Diamondback Energy, Inc.	274,248	30,271,443
Enerplus Corp.	2,755,543	26,504,979
EQT Corp.Ɨ	254,854	4,768,318
Hurricane Energy PLC*	11,973,377	6,542,806
Kosmos Energy Ltd.*	2,501,022	13,455,499
Marathon Oil Corp.	1,522,299	25,407,170
Marathon Petroleum Corp.	450,469	29,352,560
Noble Energy, Inc.	934,495	22,184,911
Pioneer Natural Resources Co.Ɨ	282,427	41,728,589
Royal Dutch Shell PLC, Class A	1,778,888	53,896,555
Superior Energy Services, Inc.*	1,635,959	8,915,977
TechnipFMC PLC	575,707	13,293,075
TOTAL SA - SP ADR	649,129	36,098,064
Viper Energy Partners LPƗ	385,177	11,566,865
Vista Oil & Gas SAB de CV*	2,686,351	20,457,380
		466,180,612

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Finance—20.5%
Air Lease Corp.	262,722	10,209,377
Alleghany Corp.	67,215	42,414,682
Allstate Corp., (The)Ɨ	506,894	45,209,876
American Express Co.	143,696	16,132,750
American International Group, Inc.	618,117	26,733,560
Ameriprise Financial, Inc.	208,680	27,076,230
Aon PLCƗ	257,666	42,543,233
Bank of America Corp.Ɨ	2,856,652	81,128,917
Bank of Ireland Group Plc	2,050,017	13,016,247
BB&T Corp.Ɨ	447,489	22,866,688
Berkshire Hathaway, Inc., Class B*Ɨ	257,055	56,099,683
Capital One Financial Corp.Ɨ	144,498	12,958,581
Chubb Ltd.Ɨ	280,684	37,538,678
Citigroup, Inc.Ɨ	1,168,313	75,694,999
Citizens Financial Group, Inc.Ɨ	379,196	13,787,567
Discover Financial ServicesƗ	694,117	49,490,542
DNB ASA	802,517	13,787,327
East West Bancorp, Inc.	389,447	20,909,409
Everest Re Group Ltd.	127,523	28,320,308
Fifth Third BancorpƗ	749,198	20,925,100
Goldman Sachs Group, Inc., (The)Ɨ	85,726	16,347,091
Huntington Bancshares, Inc.Ɨ	2,736,699	39,928,438
JPMorgan Chase & Co.Ɨ	746,527	83,006,337
KeyCorp	2,400,868	44,031,919
Marsh & McLennan Cos., Inc.	467,392	41,457,670
Morgan Stanley	460,764	20,453,314
Navient Corp.Ɨ	402,936	4,633,764
PNC Financial Services Group, Inc. (The)	162,384	22,048,500
Raymond James Financial, Inc.	274,957	21,922,322
Regions Financial Corp.	1,839,099	30,253,179
SLM Corp.*	2,732,956	28,067,458
State Street Corp.Ɨ	165,712	12,100,290
Sumitomo Mitsui Financial Group, Inc.	302,100	11,121,758
SunTrust Banks, Inc.Ɨ	380,359	23,844,706
Swiss Re AG	292,885	26,793,237
Synchrony Financial	1,142,492	29,681,942
TD Ameritrade Holding Corp.Ɨ	792,134	42,624,731
Travelers Cos., Inc., (The)Ɨ	227,206	29,620,846
United Overseas Bank Ltd.	763,800	14,024,463
Wells Fargo & Co.Ɨ	1,060,344	57,555,472
Western Union Co. (The)	193,701	3,628,020
		1,259,989,211
Health Care—10.9%
AbbVie, Inc.	509,447	48,025,569
Anthem, Inc.Ɨ	177,474	51,479,883
Biogen, Inc.*	174,040	58,080,629
Cigna Corp.Ɨ	284,418	63,533,293
Gilead Sciences, Inc.	345,423	24,849,731
ICON PLC*	118,393	17,133,835
IQVIA Holdings, Inc.*	254,202	31,793,044
Jazz Pharmaceuticals PLC*	133,315	20,157,228
Johnson & JohnsonƗ	796,953	117,072,396
Laboratory Corp. of America Holdings*Ɨ	204,211	29,741,290
McKesson Corp.	254,119	31,637,815
Merck & Co., Inc.	128,179	10,169,722
Novartis AG - SP ADR	488,951	44,753,685
Novo Nordisk A/S	691,986	32,185,270
Pfizer, Inc.Ɨ	1,021,899	47,242,391
UnitedHealth Group, Inc.	147,826	41,592,323
Waters Corp.*	15,730	3,123,663
		672,571,767

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Real Estate Investment Trusts—0.5%
SL Green Realty Corp.	234,227	22,584,167
Retail Properties of America, Inc.	791,420	9,963,977
		32,548,144
Technology—19.0%
ABB Ltd. - SP ADR	980,979	19,894,254
Alliance Data Systems Corp.	110,061	22,051,822
Alphabet, Inc., Class A*Ɨ	75,694	83,993,847
Alphabet, Inc., Class C*	12,296	13,457,111
Amdocs Ltd.Ɨ	372,501	24,179,040
Arrow Electronics, Inc.*Ɨ	540,024	41,565,647
Atos SE	162,782	13,849,629
Avnet, Inc.	631,041	27,652,217
Baidu, Inc. - SP ADR*Ɨ	194,954	36,705,939
Broadcom, Inc.	80,557	19,125,037
Capgemini SA	324,351	37,871,869
CDW Corp.Ɨ	265,040	24,563,907
Cisco Systems, Inc.Ɨ	1,622,746	77,680,851
DXC Technology Co.Ɨ	740,762	46,697,637
Eaton Corp. PLCƗ	517,765	39,836,839
EnerSys	388,872	33,975,747
Flex Ltd.*Ɨ	2,991,471	26,175,371
GrafTech International Ltd.	2,174,136	34,373,090
Hewlett Packard Enterprise Co.Ɨ	2,065,435	30,981,525
HP, Inc.Ɨ	1,703,927	39,190,321
Jabil, Inc.Ɨ	338,890	8,462,083
KLA-Tencor Corp.	292,222	28,801,400
Leidos Holdings, Inc.Ɨ	552,150	34,785,450
Marvell Technology Group Ltd.Ɨ	2,336,340	37,638,437
Microsoft Corp.Ɨ	825,284	91,515,743
NetApp, Inc.Ɨ	709,418	47,438,782
Oracle Corp.Ɨ	1,342,753	65,472,636
Qorvo, Inc.*	126,477	8,323,451
Samsung Electronics Co., Ltd.	1,771,850	66,393,281
TE Connectivity Ltd.Ɨ	306,702	23,594,585
Versum Materials, Inc.	881,835	30,546,765
Xerox Corp.	1,308,745	35,231,416
		1,172,025,729
Transportation—2.8%
Copa Holdings SA	211,523	17,985,801
Delta Air Lines, Inc.Ɨ	280,437	17,025,330
Southwest Airlines Co.	305,689	16,693,676
Union Pacific Corp.	412,050	63,365,049
United Parcel Service, Inc., Class B	470,879	54,287,640
		169,357,496

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Utilities—0.3%
Equitrans Midstream Corp.*	28,912	645,320
Vistra Energy Corp.*	809,153	18,998,913
		19,644,233
TOTAL COMMON STOCKS
(Cost $5,205,286,127)		5,960,154,646
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV*	1,204,819	177,582
TOTAL WARRANTS
(Cost $0)		177,582

SHORT-TERM INVESTMENTS—3.1%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(a)	190,782,603	190,782,603
TOTAL SHORT-TERM INVESTMENTS
(Cost $190,782,603)		190,782,603
TOTAL LONG POSITIONS—99.9%
(Cost $5,396,068,730)		6,151,114,831
SECURITIES SOLD SHORT—(43.6%)
COMMON STOCKS—(43.6%)
Basic Industries—(3.7%)
Air Liquide SA	(135,080)	(16,348,016)
AptarGroup, Inc.	(91,891)	(9,561,259)
Balchem Corp.	(241,772)	(20,961,632)
Ball Corp.	(183,723)	(9,022,637)
Cleveland-Cliffs, Inc.	(1,147,609)	(10,649,811)
Compass Minerals International, Inc.	(245,246)	(12,286,825)
Franco-Nevada Corp.	(202,552)	(14,025,352)
LyondellBasell Industries NV	(90,609)	(8,454,726)
NewMarket Corp.	(46,207)	(19,429,119)
Quaker Chemical Corp.	(105,731)	(21,805,961)
Sonoco Products Co.	(309,309)	(17,797,640)
Stora Enso OYJ	(1,297,888)	(16,591,341)
Trex Co., Inc.*	(446,141)	(28,432,566)
Yara International ASA	(473,122)	(19,059,054)
		(224,425,939)
Capital Goods—(5.1%)
AAON, Inc.	(398,714)	(15,131,196)
Axon Enterprise, Inc.*	(342,675)	(14,896,082)
Boral Ltd.	(4,606,734)	(17,271,027)
FANUC Corp.	(72,500)	(12,469,409)
GCP Applied Technologies, Inc.*	(846,435)	(23,107,676)
Geberit AG	(63,674)	(24,822,607)
HB Fuller Co.	(173,884)	(8,388,164)
John Bean Technologies Corp.	(209,325)	(17,277,686)
MasTec, Inc.*	(456,529)	(20,584,893)
Rolls-Royce Holdings PLC*	(11,165)	(121,185)
Saab AB	(783,795)	(31,406,570)
SiteOne Landscape Supply, Inc.*	(144,281)	(8,893,481)
TransDigm Group, Inc.*	(138,799)	(50,199,434)
Triumph Group, Inc.	(758,833)	(12,755,983)
Wabtec Corp.	(278,164)	(26,314,314)
Wesco Aircraft Holdings, Inc.*	(1,784,793)	(16,991,229)
Yaskawa Electric Corp.	(424,000)	(13,330,097)
		(313,961,033)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Communications—(0.9%)
Cogent Communications Holdings, Inc.	(515,751)	(25,008,766)
GTT Communications, Inc.*	(302,687)	(10,188,444)
Telefonica SA	(962,899)	(8,662,669)
Telefonica SA - SP ADR	(933,865)	(8,414,124)
		(52,274,003)
Consumer Durables—(1.1%)
Leggett & Platt, Inc.	(637,268)	(24,687,762)
LKQ Corp.*	(1,019,634)	(28,386,611)
Tesla Motors, Inc.*	(48,237)	(16,906,104)
		(69,980,477)
Consumer Non-Durables—(3.9%)
B&G Foods, Inc.	(518,263)	(15,718,917)
Calbee, Inc.*	(476,600)	(15,848,944)
Cal-Maine Foods, Inc.	(264,420)	(12,353,702)
Campbell Soup Co.	(355,063)	(13,918,469)
China Resources Beer Holdings Co., Ltd.	(2,528,000)	(8,607,539)
Coty, Inc. Class A*	(1,220,199)	(10,176,460)
Fitbit, Inc.*	(2,190,950)	(12,072,134)
General Mills, Inc.	(331,773)	(14,037,316)
Hain Celestial Group Inc., (The)*	(497,684)	(10,302,059)
Hormel Foods Corp.	(465,152)	(20,973,704)
Kimberly-Clark de Mexico SAB de CV, Class A*	(4,644,700)	(6,877,910)
Lancaster Colony Corp.	(103,050)	(18,581,976)
Mattel, Inc.*	(551,194)	(7,661,597)
National Beverage Corp.*	(156,071)	(13,620,316)
Nissin Foods Holdings Co. Ltd.	(170,200)	(11,031,334)
Societe BIC SA	(149,259)	(16,011,346)
Treasury Wine Estates Ltd.	(1,076,400)	(11,173,124)
Under Armour, Inc., Class A*	(982,757)	(23,468,237)
		(242,435,084)
Consumer Services—(5.9%)
Carvana Co.*	(674,035)	(29,178,975)
Casey’s General Stores, Inc.	(196,147)	(25,395,152)
Chegg, Inc.*	(772,598)	(21,594,114)
Chipotle Mexican Grill, Inc.*	(27,444)	(12,986,775)
Cimpress NV*	(53,068)	(6,403,185)
Cracker Barrel Old Country Store, Inc.	(110,774)	(20,029,047)
FactSet Research Systems, Inc.	(56,754)	(13,308,246)
Jack in the Box, Inc.	(126,146)	(11,187,889)
Just Eat PLC*	(994,368)	(7,399,689)
L Brands, Inc.	(353,225)	(11,695,280)
LiveRamp Holdings, Inc.*	(455,480)	(21,544,204)
Meredith Corp.	(326,391)	(18,689,149)
Multi-Color Corp.	(251,351)	(11,159,984)
National Vision Holdings, Inc.*	(283,825)	(10,436,245)
Norwegian Cruise Line Holdings Ltd.*	(266,422)	(13,672,777)
Ocado Group PLC*	(1,176,993)	(12,502,228)
Pearson PLC	(2,719,835)	(33,490,756)
Shake Shack, Inc. Class A*	(235,539)	(13,084,191)
Sodexo SA	(124,256)	(12,859,291)
Texas Roadhouse, Inc.	(277,056)	(18,294,008)
TripAdvisor, Inc.*	(390,871)	(25,039,196)
Wayfair, Inc. Class A*	(106,049)	(11,262,404)
		(361,212,785)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Energy—(3.1%)
Apache Corp.	(827,008)	(29,052,791)
Cenovus Energy, Inc.	(1,450,569)	(10,705,199)
Centennial Resource Development Inc. Class A*	(606,678)	(9,415,643)
Continental Resources, Inc.*	(185,185)	(8,466,658)
Core Laboratories NV	(175,348)	(14,573,172)
Delek US Holdings, Inc.	(397,718)	(15,825,199)
Helmerich & Payne, Inc.	(370,796)	(22,470,238)
Hess Corp.	(192,664)	(10,382,663)
Matador Resources Co.*	(517,562)	(11,800,414)
Murphy Oil Corp.	(580,186)	(18,507,933)
National Oilwell Varco, Inc.	(443,088)	(14,227,556)
Oasis Petroleum, Inc.*	(1,910,824)	(13,643,283)
PrairieSky Royalty Ltd.	(866,468)	(11,842,892)
		(190,913,641)
Finance—(6.3%)
Aozora Bank Ltd.	(264,600)	(8,715,513)
Banco Bilbao Vizcaya Argentaria SA	(1,239,076)	(7,039,537)
Bank of East Asia Ltd., (The)	(3,089,740)	(10,440,762)
Bankinter SA	(1,150,778)	(9,635,319)
Brighthouse Financial, Inc.*	(260,897)	(10,503,713)
Canadian Western Bank	(441,545)	(9,584,283)
China International Capital Corp Ltd.	(4,425,200)	(8,467,052)
Cohen & Steers, Inc.	(144,861)	(5,412,007)
Commonwealth Bank of Australia	(163,869)	(8,555,296)
Community Bank System, Inc.	(350,852)	(23,036,942)
Credit Suisse Group AG*	(867,338)	(10,255,192)
Cullen/Frost Bankers, Inc.	(63,021)	(6,322,267)
CVB Financial Corp.	(711,691)	(16,539,699)
FGL Holdings*	(502,807)	(4,027,484)
First Financial Bankshares, Inc.	(763,107)	(49,998,771)
First Republic Bank	(142,997)	(14,178,153)
Glacier Bancorp, Inc.	(441,956)	(20,869,162)
ICICI Bank Ltd. - SP ADR	(919,596)	(9,352,291)
Independent Bank Corp.	(122,290)	(9,828,447)
Investors Bancorp, Inc.	(406,623)	(4,993,330)
LendingClub Corp.*	(1,966,310)	(6,744,443)
MarketAxess Holdings, Inc.	(112,612)	(24,519,011)
Mercury General Corp.	(179,113)	(10,146,751)
Metro Bank PLC*	(259,698)	(6,975,731)
Prosperity Bancshares, Inc.	(143,439)	(9,953,232)
RLI Corp.	(169,372)	(12,841,785)
Trustmark Corp.	(494,555)	(15,993,909)
UMB Financial Corp.	(92,886)	(6,285,596)
United Bankshares, Inc.	(374,899)	(13,560,097)
Westamerica Bancorporation	(465,289)	(29,406,265)
WisdomTree Investments, Inc.	(830,064)	(5,885,154)
		(390,067,194)
Health Care—(2.0%)
Align Technology, Inc.*	(72,508)	(16,668,864)
DENTSPLY SIRONA, Inc.	(536,012)	(20,250,533)
Genmab A/S*	(102,086)	(15,593,677)
Glaukos Corp.*	(241,341)	(15,899,545)
Healthcare Services Group, Inc.	(431,097)	(20,347,779)
Insulet Corp.*	(146,294)	(12,278,456)
Select Medical Holdings Corp.*	(539,401)	(10,453,591)
Wright Medical Group NV*	(498,706)	(13,943,820)
		(125,436,265)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Real Estate Investment Trusts—(1.3%)
Extra Space Storage, Inc.	(183,770)	(17,638,245)
Iron Mountain, Inc.	(366,350)	(12,444,909)
Public Storage	(87,318)	(18,621,437)
Redfin Corp.*	(794,733)	(13,478,672)
Washington Prime Group, Inc.	(3,225,469)	(20,159,181)
		(82,342,444)
Technology—(7.9%)
2U, Inc.*	(254,912)	(14,884,312)
ACI Worldwide, Inc.*	(1,118,625)	(32,305,890)
Avalara, Inc.*	(587,700)	(18,800,523)
Blackbaud, Inc.	(148,053)	(10,844,882)
CoStar Group, Inc.*	(85,001)	(31,398,519)
Cree, Inc.*	(330,940)	(14,607,692)
Ellie Mae, Inc.*	(281,785)	(18,955,677)
Guidewire Software, Inc.*	(166,259)	(15,455,437)
HubSpot, Inc.*	(143,363)	(19,931,758)
Infineon Technologies AG	(659,102)	(13,923,473)
Inovalon Holdings, Inc.*	(860,044)	(11,438,585)
Knowles Corp.*	(1,329,493)	(20,261,473)
Manhattan Associates, Inc.*	(481,730)	(23,860,087)
Medidata Solutions, Inc.*	(413,413)	(31,919,618)
MercadoLibre, Inc.*	(90,402)	(31,818,792)
MINDBODY, Inc. Class A*	(576,199)	(15,995,284)
National Instruments Corp.	(449,952)	(22,029,650)
Oracle Corp.*	(223,100)	(14,504,174)
Proofpoint, Inc.*	(117,926)	(11,440,001)
Pure Storage, Inc., Class A*	(818,552)	(15,478,818)
Shopify, Inc.*	(151,070)	(23,062,346)
Ultimate Software Group Inc., (The)*	(66,975)	(17,676,042)
ViaSat, Inc.*	(200,601)	(13,869,553)
Workday, Inc., Class A*	(148,535)	(24,359,740)
Zendesk, Inc.*	(278,652)	(16,560,288)
		(485,382,614)
Transportation—(1.2%)
American Airlines Group, Inc.	(531,284)	(21,336,365)
Heartland Express, Inc.	(570,632)	(11,840,614)
Panalpina Welttransport Holding AG	(140,280)	(19,778,519)
Spirit Airlines, Inc.*	(293,594)	(18,825,247)
		(71,780,745)
Utilities—(1.2%)
El Paso Electric Co.	(262,029)	(14,503,305)
IDACORP, Inc.	(247,680)	(24,332,083)
Keyera Corp.	(459,838)	(10,071,340)
TransCanada Corp.	(268,143)	(10,972,412)
Williams Cos, Inc. (The)	(459,969)	(11,646,415)
		(71,525,555)
TOTAL COMMON STOCKS
(Proceeds $(2,548,350,687))		(2,681,737,779)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
RIGHTS—0.0%
Capital Goods—0.0%
Saab AB	(596,386)	(2,343,971)
TOTAL RIGHTS
(Proceeds $(1,793,917))		(2,343,971)
TOTAL SECURITIES SOLD SHORT—(43.6%)
(Proceeds $(2,550,144,604))		(2,684,081,750)
OTHER ASSETS IN EXCESS OF LIABILITIES—43.7%		2,688,243,119
NET ASSETS—100.0%		$6,155,276,200

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	Seven-day yield as of November 30, 2018.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Contracts For Difference held by the Fund at November 30, 2018, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.31	Monthly	1,816,000	$26,343,357	$1,334,539
Kweichow Moutai	Goldman Sachs	9/15/2020	2.31	Monthly	312,900	25,575,355	243,313
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	2.31	Monthly	2,180,244	4,351,825	(16,927)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	12/31/2021	2.31	Monthly	4,113,812	31,274,464	1,254,592
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.31	Monthly	1,579,000	12,004,044	483,950
						99,549,045	3,299,467
Total Long						99,549,045	3,299,467

Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	2.20	Monthly	(455,400)	$(7,319,820)	$196,539

China
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	0.90	Monthly	(19,013,600)	(17,629,060)	(1,491,079)

Indonesia
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.18	Monthly	(4,217,100)	(12,478,971)	(790,042)

South Korea
Amorepacific Corp.	Macquarie	9/18/2019	2.18	Monthly	(63,347)	(9,756,144)	(1,312,753)
Celltrion Inc.	Goldman Sachs	9/15/2020	2.20	Monthly	(98,720)	(21,191,884)	(1,261,424)
						(30,948,028)	(2,574,177)
Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	2.20	Monthly	(50,614,000)	(20,754,294)	(456,910)
Eclat Textile Co., Ltd.	Macquarie	9/18/2019	2.18	Monthly	(869,000)	(10,951,508)	(316,934)
						(31,705,802)	(773,844)
United States
CarMax, Inc.	Goldman Sachs	9/15/2020	2.20	Monthly	(173,557)	(11,466,911)	(890,973)

Total Short						(111,548,592)	(6,323,576)
Net unrealized gain/(loss) on Contracts For Difference							$(3,024,109)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Basic Industries	$261,008,039	$261,008,039	$-	$-
Capital Goods	559,197,101	529,583,301	29,613,800	-
Communications	169,294,829	169,294,829	-	-
Consumer Durables	124,177,337	37,725,167	86,452,170	-
Consumer Non-Durables	308,548,247	203,818,820	104,729,427	-
Consumer Services	745,611,901	680,729,978	64,881,923	-
Energy	466,180,612	385,283,871	60,439,361	20,457,380
Finance	1,259,989,211	1,181,246,179	78,743,032	-
Health Care	672,571,767	640,386,497	32,185,270	-
Real Estate Investment Trusts	32,548,144	32,548,144	-	-
Technology	1,172,025,729	1,053,910,950	118,114,779	-
Transportation	169,357,496	169,357,496	-	-
Utilities	19,644,233	19,644,233	-	-
Warrants	177,582	-	-	177,582
Short-Term Investments	190,782,603	190,782,603	-	-
Contracts For Difference
Equity Contracts	3,512,933	-	3,512,933	-
Total Assets	$6,154,627,764	$5,555,320,107	$578,672,695	$20,634,962

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Basic Industries	$(224,425,939)	$(172,427,528)	$(51,998,411)	$-
Capital Goods	(313,961,033)	(214,540,138)	(99,420,895)	-
Communications	(52,274,003)	(43,611,334)	(8,662,669)	-
Consumer Durables	(69,980,477)	(69,980,477)	-	-
Consumer Non-Durables	(242,435,084)	(179,762,797)	(62,672,287)	-
Consumer Services	(361,212,785)	(294,960,821)	(66,251,964)	-
Energy	(190,913,641)	(190,913,641)	-	-
Finance	(390,067,194)	(319,982,792)	(70,084,402)	-
Health Care	(125,436,265)	(109,842,588)	(15,593,677)	-
Real Estate Investment Trusts	(82,342,444)	(82,342,444)	-	-
Technology	(485,382,614)	(456,954,967)	(28,427,647)	-
Transportation	(71,780,745)	(52,002,226)	(19,778,519)	-
Utilities	(71,525,555)	(71,525,555)	-	-
Rights	(2,343,971)	(2,343,971)	-	-
Contracts For Difference
Equity Contracts	(6,537,042)	-	(6,537,042)	-
Total Liabilities	$(2,690,618,792)	$(2,261,191,279)	$(429,427,513)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.5%
Basic Industries—1.8%
FMC Corp.	132,890	$10,995,318
Graphic Packaging Holding Co.(a)	1,367,709	16,398,831
Mosaic Co., (The)(a)	319,356	11,496,816
		38,890,965
Capital Goods—8.6%
AMETEK, Inc.	152,466	11,195,578
Caterpillar, Inc.	87,386	11,855,659
Cemex SAB de CV - SP ADR*	1,188,154	6,107,112
CRH PLC - SP ADR(a)	334,384	9,249,061
Cummins, Inc.(a)	170,082	25,692,587
Dover Corp.	165,695	14,065,849
General Dynamics Corp.	86,092	15,917,550
Masco Corp.	179,653	5,693,204
Owens Corning	178,882	9,328,696
PACCAR, Inc.	386,778	24,065,327
Spirit AeroSystems Holdings, Inc. Class A	78,329	6,413,578
Trinseo SA	116,682	5,895,941
United Technologies Corp.(a)	177,043	21,570,919
WESCO International, Inc.*(a)	213,695	11,413,450
World Fuel Services Corp.	319,383	8,236,888
		186,701,399
Communications—0.5%
Comcast Corp., Class A(a)	286,774	11,187,054
Consumer Durables—1.6%
Fiat Chrysler Automobiles NV*(a)	308,610	5,119,840
Lear Corp.(a)	81,679	11,128,764
Sony Corp. SP ADR	330,165	17,439,315
		33,687,919
Consumer Non-Durables—3.2%
Altria Group, Inc.	200,094	10,971,154
Ambev SA - ADR	3,509,610	14,986,035
British American Tobacco PLC - SP ADR	306,324	10,681,518
PepsiCo, Inc.	274,075	33,420,705
		70,059,412
Consumer Services—8.0%
CVS Health Corp.	227,596	18,253,199
Dick’s Sporting Goods, Inc.(a)	333,266	11,990,911
Dollar Tree, Inc.*	85,020	7,377,186
eBay, Inc.*	521,886	15,578,297
Huron Consulting Group, Inc.*	125,111	6,964,929
Interpublic Group of Cos., Inc., (The)(a)	776,638	18,250,993
KAR Auction Services, Inc.(a)	118,030	6,744,234
Las Vegas Sands Corp.	117,155	6,436,496
Lowe’s Cos., Inc.	173,040	16,329,785
ManpowerGroup, Inc.	118,779	9,642,479
Melco Resorts & Entertainment Ltd. - ADR	332,978	6,016,913
Nordstrom, Inc.(a)	126,682	6,697,677
Omnicom Group, Inc.(a)	102,448	7,885,423
Robert Half International, Inc.	114,616	7,086,707
Target Corp.	196,823	13,966,560
Tribune Media Co. Class A	183,309	7,380,020
Wyndham Destinations, Inc.	150,238	6,230,370
		172,832,179

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Energy—5.7%
Cimarex Energy Co.	196,821	16,135,386
Diamondback Energy, Inc.(a)	171,410	18,920,234
Gulfport Energy Corp.*(a)	311,064	2,650,265
Marathon Oil Corp.	1,136,995	18,976,446
Marathon Petroleum Corp.	284,016	18,506,483
Newfield Exploration Co.*(a)	206,895	3,506,870
Parsley Energy, Inc., Class A*	693,128	13,952,667
Phillips 66	148,962	13,930,926
Pioneer Natural Resources Co.	119,598	17,670,604
		124,249,881
Finance—29.4%
Aflac, Inc.	524,727	24,001,013
Air Lease Corp.	389,906	15,151,747
Alleghany Corp.(a)	36,352	22,939,203
Allstate Corp., (The)	210,474	18,772,176
American International Group, Inc.(a)	652,233	28,209,077
Aon PLC	134,003	22,125,235
Bank of America Corp.	1,703,297	48,373,635
BB&T Corp.	520,314	26,588,045
Capital One Financial Corp.	207,290	18,589,767
Charles Schwab Corp., (The)	176,668	7,914,726
Chubb Ltd.(a)	228,146	30,512,246
Citigroup, Inc.(a)	637,693	41,316,130
Discover Financial Services	172,846	12,323,920
Fifth Third Bancorp	382,049	10,670,629
Goldman Sachs Group, Inc., (The)	78,078	14,888,694
Huntington Bancshares, Inc.(a)	1,212,199	17,685,983
JPMorgan Chase & Co.	404,442	44,969,906
KeyCorp(a)	1,791,753	32,860,750
Loews Corp.(a)	489,235	23,512,634
MetLife, Inc.	385,659	17,211,961
Prudential Financial, Inc.	206,204	19,333,687
Raymond James Financial, Inc.	152,253	12,139,132
Renaissance Holdings Ltd.	88,332	11,713,707
State Street Corp.	170,679	12,462,981
Synchrony Financial	381,032	9,899,211
TD Ameritrade Holding Corp.(a)	174,528	9,391,352
Torchmark Corp.	78,421	6,776,359
Travelers Cos., Inc., (The)	125,421	16,351,136
Wells Fargo & Co.	622,519	33,790,331
White Mountains Insurance Group Ltd.	23,559	21,880,421
WR Berkley Corp.(a)	89,685	7,065,384
		639,421,178
Health Care—17.8%
Abbott Laboratories	389,208	28,820,852
AmerisourceBergen Corp.(a)	122,122	10,856,646
Anthem, Inc.	69,132	20,053,119
Cigna Corp.	71,124	15,887,679
Gilead Sciences, Inc.	447,757	32,211,639
Jazz Pharmaceuticals PLC*	78,189	11,822,177
Johnson & Johnson	261,610	38,430,509
Laboratory Corp. of America Holdings*	128,993	18,786,541
McKesson Corp.	184,353	22,951,948
Medtronic PLC	410,568	40,042,697
Merck & Co., Inc.	631,959	50,139,627
Novartis AG - SP ADR	353,249	32,332,881
Pfizer, Inc.	696,077	32,179,640
Roche Holding AG - SP ADR	347,450	11,267,803
UnitedHealth Group, Inc.	69,996	19,694,075
		385,477,833

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Technology—21.2%
Alliance Data Systems Corp.(a)	102,537	20,544,313
Alphabet, Inc., Class A*	15,005	16,650,298
Amdocs Ltd.	160,026	10,387,288
Analog Devices, Inc.(a)	127,958	11,761,899
Arrow Electronics, Inc.*	198,077	15,245,987
Baidu, Inc. - SP ADR*	43,950	8,274,906
Belden, Inc.(a)	210,138	11,721,498
Cisco Systems, Inc.	1,161,673	55,609,287
Cognizant Technology Solutions Corp., Class A	83,824	5,970,784
DXC Technology Co.	448,335	28,263,038
EnerSys	194,225	16,969,438
Fidelity National Information Services, Inc.(a)	67,417	7,277,665
Flex Ltd.*	904,688	7,916,020
Fortive Corp.(a)	170,369	12,959,970
GrafTech International Ltd.(a)	534,987	8,458,144
Hewlett Packard Enterprise Co.	1,302,363	19,535,445
HP, Inc.	986,183	22,682,209
Jabil, Inc.	486,485	12,147,530
KLA-Tencor Corp.	109,134	10,756,247
Leidos Holdings, Inc.(a)	106,579	6,714,477
Microsoft Corp.	222,148	24,633,992
Momo, Inc. - SP ADR*	266,865	8,366,218
NetApp, Inc.	82,376	5,508,483
NetEase, Inc. - ADR	27,792	6,310,729
Oracle Corp.	448,896	21,888,169
Qorvo, Inc.*(a)	340,987	22,440,354
Symantec Corp.	581,405	12,854,865
TE Connectivity Ltd.	267,729	20,596,392
Versum Materials, Inc.	235,578	8,160,422
Xerox Corp.	378,764	10,196,327
YY, Inc. - ADR*	154,222	10,497,892
		461,300,286
Transportation—0.7%
Delta Air Lines, Inc.(a)	262,623	15,943,842
TOTAL COMMON STOCKS
(Cost $1,769,319,109)		2,139,751,948
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*	14,327	0
TOTAL RIGHTS
(Cost $0)		0

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%(b)	233,855,561	233,855,561
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $233,855,561)		233,855,561
SHORT-TERM INVESTMENTS—1.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(b)	40,529,240	40,529,240
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,529,240)		40,529,240
TOTAL INVESTMENTS—111.2%
(Cost $2,043,703,910)		2,414,136,749
LIABILITIES IN EXCESS OF OTHER ASSETS—(11.2)%		(242,740,258)
NET ASSETS—100.0%		$2,171,396,491

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $229,554,573.
(b)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$38,890,965	$38,890,965	$-	$-	$-
Capital Goods	186,701,399	186,701,399	-	-	-
Communications	11,187,054	11,187,054	-	-	-
Consumer Durables	33,687,919	33,687,919	-	-	-
Consumer Non-Durables	70,059,412	70,059,412	-	-	-
Consumer Services	172,832,179	172,832,179	-	-	-
Energy	124,249,881	124,249,881	-	-	-
Finance	639,421,178	639,421,178	-	-	-
Health Care	385,477,833	385,477,833	-	-	-
Technology	461,300,286	461,300,286	-	-	-
Transportation	15,943,842	15,943,842	-	-	-
Rights	-	-	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	233,855,561	-	-	-	233,855,561
Short-Term Investments	$40,529,240	40,529,240	-	-	-
Total Assets	$2,414,136,749	$2,180,281,188	$-	$-	$233,855,561

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—99.4%
Basic Industries—5.1%
Allegheny Technologies, Inc.*(a)	29,300	$769,418.00
Haynes International, Inc.(a)	11,000	362,670
Schweitzer-Mauduit International, Inc.	9,100	259,441
		1,391,529
Capital Goods—11.5%
Carpenter Technology Corp.(a)	6,100	262,788
Ferroglobe PLC	29,600	65,416
FreightCar America, Inc.*	35,600	339,624
Granite Construction, Inc.(a)	3,700	187,331
Great Lakes Dredge & Dock Corp.*	72,500	537,225
KBR, Inc.(a)	36,600	679,662
KeyW Holding Corp., (The)*(a)	16,600	162,182
NN, Inc.(a)	15,600	112,008
Orion Group Holdings, Inc.*	51,500	224,540
Tutor Perini Corp.*(a)	29,600	550,856
		3,121,632
Communications—0.6%
Ooma, Inc.*	11,100	165,834
Consumer Durables—4.7%
Century Communities, Inc.*(a)	13,400	275,638
LGI Homes, Inc.*(a)	6,300	290,808
Libbey, Inc.(a)*	35,000	210,350
Skyline Champion Corp.	5,400	121,608
Tower International, Inc.	9,300	261,516
TRI Pointe Group, Inc.*(a)	9,800	122,304
		1,282,224
Consumer Non-Durables—0.4%
elf Beauty, Inc.*	8,200	104,632
Consumer Services—6.2%
Covanta Holding Corp.(a)	16,100	266,616
Del Taco Restaurants, Inc.*	22,700	243,117
Hibbett Sports, Inc.*(a)	12,600	195,174
ICF International, Inc.	7,800	546,234
MDC Partners, Inc., Class A*	34,000	89,760
Tailored Brands, Inc.	6,600	151,140
Tile Shop Holdings, Inc.(a)	33,100	195,621
		1,687,662
Energy—10.4%
Delek US Holdings, Inc.(a)	3,800	151,202
Eclipse Resources Corp.*(a)	96,200	107,744
Extraction Oil & Gas, Inc.*(a)	14,600	83,220
Gulfport Energy Corp.*(a)	55,400	472,008
HighPoint Resources Corp.*(a)	115,700	377,182
Mammoth Energy Services, Inc.	20,300	510,748
McDermott International, Inc.*(a)	46,200	402,402
NCS Multistage Holdings, Inc.*	6,800	49,640
Resolute Energy Corp.*(a)	1,600	56,896
Solaris Oilfield Infrastructure, Inc. Class A*(a)	18,300	240,279
Superior Energy Services, Inc.*(a)	51,200	279,040
TETRA Technologies, Inc.*	50,100	116,232
		2,846,593

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Finance—26.3%
Ameris Bancorp(a)	8,400	359,772
Banner Corp.	7,200	432,000
Central Pacific Financial Corp.	12,400	347,696
CNO Financial Group, Inc.	9,100	166,530
Essent Group Ltd.*	7,400	285,344
First Foundation, Inc.*	20,100	321,801
Fulton Financial Corp.(a)	21,900	381,279
Hanover Insurance Group Inc., (The)	1,700	195,007
HomeStreet, Inc.*	21,500	572,330
Kearny Financial Corp.(a)	9,700	128,428
Kemper Corp.(a)	6,700	509,870
Kennedy-Wilson Holdings, Inc.	11,100	217,449
MGIC Investment Corp.*	37,100	434,441
National Bank Holdings Corp., Class A	8,800	327,624
Northfield Bancorp, Inc.	18,600	262,074
Origin Bancorp, Inc.(a)	5,300	198,114
Peapack Gladstone Financial Corp.	9,100	260,351
Popular, Inc.	15,600	879,840
State Bank Financial Corp.	7,700	185,570
United Community Banks, Inc.	8,500	219,725
United Financial Bancorp, Inc.(a)	29,700	486,486
		7,171,731
Health Care—0.9%
Accuray, Inc.*	34,700	142,270
Trinity Biotech PLC - SP ADR*	31,400	92,316
		234,586
Real Estate Investment Trusts—10.2%
Brixmor Property Group, Inc.	16,600	273,900
Equity Commonwealth	4,900	155,673
GEO Group Inc., (The)(a)	5,500	127,820
Getty Realty Corp.	14,600	446,614
Industrial Logistics Properties Trust(a)	9,300	195,951
Investors Real Estate Trust	38,100	203,073
Ladder Capital Corp.	21,800	384,770
LTC Properties, Inc.(a)	3,400	157,896
NexPoint Residential Trust, Inc.	5,400	197,046
Piedmont Office Realty Trust, Inc. Class A	9,200	170,476
Seritage Growth Properties, Class A(a)	7,000	265,580
UMH Properties, Inc.(a)	14,700	191,541
		2,770,340
Technology—12.8%
Acacia Communications, Inc.*	11,800	505,984
Aerohive Networks, Inc.*	29,100	106,506
CommVault Systems, Inc.*	3,600	212,184
Extreme Networks, Inc.*	32,800	215,824
Generac Holdings, Inc.*	8,000	455,360
MicroStrategy, Inc.*	2,200	285,208
NeoPhotonics Corp.*(a)	64,600	497,420
NetScout Systems, Inc.*(a)	15,600	417,768
OneSpan, Inc.*	8,300	140,851
QAD, Inc., Class A	4,000	169,720
Ribbon Communications, Inc.*	16,600	88,644
ServiceSource International, Inc.*	43,500	57,420
SMART Global Holdings, Inc.*	9,600	329,184
		3,482,073

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Transportation—7.3%
Air Transport Services Group, Inc.*	7,400	137,122
Ardmore Shipping Corp.*	66,900	394,041
Mesa Air Group, Inc.*(a)	27,700	334,616
Scorpio Tankers, Inc.(a)	102,100	211,347
Spirit Airlines, Inc.*(a)	6,300	403,956
StealthGas, Inc.*	55,200	193,200
YRC Worldwide, Inc.*	54,700	309,602
		1,983,884
Utilities—3.0%
ALLETE, Inc.	2,300	187,174
El Paso Electric Co.	1,900	105,165
NorthWestern Corp.	2,900	185,484
PNM Resources, Inc.(a)	3,600	155,592
Portland General Electric Co.	4,100	197,415
		830,830
TOTAL COMMON STOCKS
(Cost $26,215,862)		27,073,550
WARRANTS—0.0%
Energy—0.0%
TETRA Technologies, Inc. *	20,950	15,922
TOTAL WARRANTS
(Cost $4,475)		15,922

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—33.9%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%(b)	9,224,637	9,224,637
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $9,224,637)		9,224,637
SHORT-TERM INVESTMENTS—0.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(b)	180,264	180,264
TOTAL SHORT-TERM INVESTMENTS
(Cost $180,264)		180,264
TOTAL INVESTMENTS—134.0%
(Cost $35,625,238)		36,494,373
LIABILITIES IN EXCESS OF OTHER ASSETS—(34.0)%		(9,253,030)
NET ASSETS—100.0%		$27,241,343

PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $8,933,311.
(b)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$1,391,529	$1,391,529	$-	$-	$-
Capital Goods	3,121,632	3,121,632	-	-	-
Communications	165,834	165,834	-	-	-
Consumer Durables	1,282,224	1,282,224	-	-	-
Consumer Non-Durables	104,632	104,632	-	-	-
Consumer Services	1,687,662	1,687,662	-	-	-
Energy	2,846,593	2,846,593	-	-	-
Finance	7,171,731	7,171,731	-	-	-
Health Care	234,586	234,586	-	-	-
Real Estate Investment Trusts	2,770,340	2,770,340	-	-	-
Technology	3,482,073	3,482,073	-	-	-
Transportation	1,983,884	1,983,884	-	-	-
Utilities	830,830	830,830	-	-	-
Warrants	15,922	-	-	15,922	-
Investments Purchased with Proceeds from Securities Lending Collateral	9,224,637	-	-	-	9,224,637
Short-Term Investments	180,264	180,264	-	-	-
Total Assets	$36,494,373	$27,253,814	$-	$15,922	$9,224,637

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—103.7%
COMMON STOCKS—94.4%
Australia—0.6%
Woodside Petroleum Ltd.	172,618	$3,934,414.00
Bermuda—1.8%
Everest Re Group Ltd.	27,376	6,079,662
RenaissanceRe Holdings Ltd.	44,237	5,866,269
		11,945,931
Canada—1.4%
Nutrien Ltd.	122,897	6,336,570
Stars Group, Inc. (The)*	137,471	2,694,272
		9,030,842
Denmark—1.1%
Novo Nordisk A/S Class B	152,586	7,096,996
France—4.2%
Capgemini SA	69,145	8,073,508
Danone SA	90,531	6,759,574
TOTAL SA	151,669	8,435,832
Vinci SA	56,032	4,889,365
		28,158,279
Hong Kong—1.0%
CK Hutchison Holdings Ltd.	501,500	5,260,387
Melco Resorts & Entertainment Ltd. - ADR	97,253	1,757,362
		7,017,749
Ireland—1.8%
Bank of Ireland Group PLC	437,238	2,776,171
CRH PLC	337,158	9,270,078
		12,046,249
Japan—9.8%
Asahi Group Holdings Ltd.	160,100	6,724,686
Fuji Electric Co., Ltd.	142,200	4,483,314
Haseko Corp.	270,100	3,275,346
KDDI Corp.	74,200	1,743,456
Matsumotokiyoshi Holdings Co., Ltd.	52,100	1,941,534
Nippon Telegraph & Telephone Corp.	211,400	8,720,472
Seven & i Holdings Co., Ltd.	174,200	7,601,417
Shionogi & Co Ltd.	25,700	1,704,519
Sony Corp.	223,100	11,789,689
SUMCO Corp.	268,100	4,138,560
Sumitomo Electric Industries Ltd.	135,700	1,909,869
Sumitomo Mitsui Financial Group, Inc.	131,400	4,837,468
Toshiba Corp.*	201,900	6,265,130
		65,135,460
Luxembourg—0.3%
Ternium SA - SP ADR	67,321	1,953,655
Mexico—0.5%
Cemex SAB de CV - SP ADR*	703,902	3,618,056
Netherlands—1.1%
Koninklijke Ahold NV	116,155	2,993,353
Royal Dutch Shell PLC, Class A	143,581	4,350,201
		7,343,554
South Korea—1.1%
KT Corp. - SP ADR	119,437	1,758,113
Samsung Electronics Co., Ltd.	148,212	5,553,676
		7,311,789

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Switzerland—3.3%
ABB Ltd.	342,352	6,941,130
Glencore PLC*	1,042,823	3,887,347
Roche Holding AG	23,863	6,194,457
Swiss Re AG	52,476	4,800,526
		21,823,460
United Kingdom—6.4%
Aviva PLC	768,182	3,993,298
Coca-Cola European Partners PLC	142,552	6,919,474
GlaxoSmithKline PLC	365,483	7,576,395
GVC Holdings PLC	227,222	2,143,072
Imperial Brands PLC	270,158	8,327,335
Lloyds Banking Group PLC	7,969,306	5,640,570
Nomad Foods Ltd.*	193,067	3,903,815
Tullow Oil PLC*	642,380	1,515,848
Vodafone Group PLC	1,107,175	2,392,194
		42,412,001
United States—60.0%
Air Lease Corp.(a)	80,341	3,122,051
Allstate Corp. (The)	81,333	7,254,090
Alphabet, Inc., Class C*	10,622	11,625,035
American Express Co.	67,404	7,567,447
American International Group, Inc.	125,225	5,415,981
Anthem, Inc.(a)	57,368	16,640,736
Bank of America Corp.	234,971	6,673,176
Berkshire Hathaway, Inc., Class B*	117,475	25,637,744
Biogen, Inc.*	7,784	2,597,676
Chubb Ltd.(a)	66,897	8,946,805
Cigna Corp.	30,381	6,786,508
Cisco Systems, Inc.	205,168	9,821,392
Citigroup, Inc.	110,650	7,169,013
Comcast Corp., Class A	218,285	8,515,298
CVS Health Corp.(a)	123,074	9,870,535
Diamondback Energy, Inc.(a)	27,934	3,083,355
Dick’s Sporting Goods, Inc.	94,456	3,398,527
DowDuPont, Inc.	112,725	6,521,141
DXC Technology Co.	43,740	2,757,370
Eaton Corp. PLC	101,858	7,836,955
EQT Corp.(a)	93,186	1,743,510
Equitrans Midstream Corp.*	1	18
FMC Corp.	28,600	2,366,364
Goldman Sachs Group Inc., (The)	51,759	9,869,924
GrafTech International Ltd.(a)	246,197	3,892,375
HP, Inc.(a)	113,552	2,611,696
Johnson & Johnson	50,548	7,425,501
KAR Auction Services, Inc.(a)	74,324	4,246,873
KeyCorp(a)	371,437	6,812,155
Laboratory Corp. of America Holdings*	57,701	8,403,574
Lear Corp.	25,759	3,509,664
Loews Corp.	70,709	3,398,275
Lowe’s Cos., Inc.	44,373	4,187,480
Marathon Petroleum Corp.	37,328	2,432,292
Marvell Technology Group Ltd.	237,924	3,832,956
Masco Corp.	172,979	5,481,704
McKesson Corp.	45,129	5,618,560
Microsoft Corp.	220,422	24,442,596

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
United States—60.0% (continued)
Molson Coors Brewing Co.(a)	79,335	5,217,863
Mosaic Co. (The)	114,862	4,135,032
NetApp, Inc.	66,680	4,458,892
Nordstrom, Inc.(a)	132,096	6,983,916
Oracle Corp.	276,441	13,479,263
Owens Corning	114,628	5,977,850
Parsley Energy, Inc., Class A*	144,224	2,903,229
Peabody Energy Corp.	99,116	3,086,472
Pfizer, Inc.	178,405	8,247,663
Pioneer Natural Resources Co.	41,567	6,141,524
PulteGroup, Inc.(a)	163,169	4,327,242
Raytheon Co.	17,034	2,986,742
SYNNEX Corp.	45,559	3,678,434
Tapestry, Inc.	133,581	5,200,308
TE Connectivity Ltd.	41,800	3,215,674
Trinseo SA	83,308	4,209,553
Twenty-First Century Fox, Inc. Class A	95,944	4,746,350
United Technologies Corp.	72,029	8,776,013
Verizon Communications, Inc.	215,249	12,979,515
Vistra Energy Corp.*(a)	353,059	8,289,825
Walmart, Inc.(a)	60,382	5,896,302
Wells Fargo & Co.	184,224	9,999,679
WestRock Co.	74,954	3,531,083
		399,984,776
TOTAL COMMON STOCKS
(Cost $599,216,524)		628,813,211
PREFERRED STOCKS—0.5%
Germany—0.5%
Volkswagen AG, 2.784%	20,463	3,473,141
TOTAL PREFERRED STOCKS
(Cost $3,231,290)		3,473,141
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—4.0%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%(b)	26,530,219	26,530,219
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $26,530,219)		26,530,219
SHORT-TERM INVESTMENTS—4.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(b)	32,284,499	32,284,499
TOTAL SHORT-TERM INVESTMENTS
(Cost $32,284,499)		32,284,499
TOTAL INVESTMENTS—103.7%
(Cost $661,262,531)		691,101,069
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.7)%		(24,728,204)
NET ASSETS—100.0%		$666,372,865

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $26,101,501.
(b)	7 day yield as of November 30, 2018

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Australia	$3,934,414	$-	$3,934,414	$-	$-
Bermuda	11,945,931	11,945,931	-	-	-
Canada	9,030,842	9,030,842	-	-	-
Denmark	7,096,996	-	7,096,996	-	-
France	28,158,279	-	28,158,279	-	-
Hong Kong	7,017,749	1,757,362	5,260,387	-	-
Ireland	12,046,249	-	12,046,249	-	-
Japan	65,135,460	-	65,135,460	-	-
Luxembourg	1,953,655	1,953,655	-	-	-
Mexico	3,618,056	3,618,056	-	-	-
Netherlands	7,343,554	-	7,343,554	-	-
South Korea	7,311,789	1,758,113	5,553,676	-	-
Switzerland	21,823,460	-	21,823,460	-	-
United Kingdom	42,412,001	10,823,289	31,588,712	-	-
United States	399,984,776	399,984,776	-	-	-
Preferred Stock					-
Germany	3,473,141	-	3,473,141	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	26,530,219	-	-	-	26,530,219
Short-Term Investments	32,284,499	32,284,499	-	-	-
Total Assets	$691,101,070	$473,156,523	$191,414,328	$-	$26,530,219

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy to the amounts presented in the Portfolio of Investments

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—98.5%
COMMON STOCKS—93.0%
Australia—0.6%
Woodside Petroleum Ltd.	249,593	$5,688,875
Bermuda—1.9%
Everest Re Group Ltd.Ɨ	38,453	8,539,642
RenaissanceRe Holdings Ltd.	64,804	8,593,659
		17,133,301
Canada—1.4%
Nutrien Ltd.Ɨ	172,634	8,901,009
Stars Group, Inc. (The)*	205,099	4,019,703
		12,920,712
Denmark—1.1%
Novo Nordisk A/S Class B	214,338	9,969,171
France—4.3%
Capgemini SA	97,127	11,340,742
Danone SA	130,729	9,760,992
TOTAL SA	216,964	12,067,542
Vinci SA	78,635	6,861,708
		40,030,984
Hong Kong—1.1%
CK Hutchison Holdings Ltd.	703,500	7,379,227
Melco Resorts & Entertainment Ltd. - ADR	136,681	2,469,826
		9,849,053
Ireland—1.8%
Bank of Ireland Group PLC	593,271	3,766,877
CRH PLC	470,258	12,929,630
		16,696,507
Japan—10.5%
Asahi Group Holdings Ltd.	224,900	9,446,482
Fuji Electric Co., Ltd.	210,600	6,639,845
Haseko Corp.	379,300	4,599,551
KDDI Corp.	106,900	2,511,798
Matsumotokiyoshi Holdings Co., Ltd.	73,800	2,750,196
Nippon Telegraph & Telephone Corp.	296,800	12,243,311
Seven & i Holdings Co., Ltd.	244,800	10,682,130
Shionogi & Co Ltd.	35,200	2,334,594
Sony Corp.	314,100	16,598,572
SUMCO Corp.	371,900	5,740,881
Sumitomo Electric Industries Ltd.	246,900	3,474,921
Sumitomo Mitsui Financial Group, Inc.	184,800	6,803,379
Toshiba Corp.*	283,800	8,806,558
Ulvac, Inc.*	119,400	4,400,303
		97,032,521
Luxembourg—0.3%
Ternium SA - SP ADRƗ	98,600	2,861,372
Mexico—0.6%
Cemex SAB de CV - SP ADR*	988,758	5,082,216
Netherlands—0.7%
Royal Dutch Shell PLC, Class A	210,715	6,384,220
South Korea—1.1%
KT Corp. - SP ADR	174,940	2,575,117
Samsung Electronics Co., Ltd.	208,190	7,801,121
		10,376,238
Switzerland—1.7%
ABB Ltd.	480,898	9,750,128
Glencore PLC*	1,464,832	5,460,476
		15,210,604
United Kingdom—6.4%
Aviva PLC	1,042,796	5,420,844
Coca-Cola European Partners PLCƗ	200,244	9,719,844
GlaxoSmithKline Plc	507,735	10,525,252
GVC Holdings Plc	315,806	2,978,563
Imperial Brands PLC	363,982	11,219,360
Lloyds Banking Group PLC	11,181,153	7,913,874
Nomad Foods Ltd.*Ɨ	271,199	5,483,644
Tullow Oil PLC*	897,209	2,117,178
Vodafone Group PLC	1,681,903	3,633,967
		59,012,526

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
United States—59.5%
Air Lease Corp.Ɨ	116,368	4,522,060
Allstate Corp. (The)Ɨ#	114,249	10,189,868
Alphabet, Inc., Class C*Ɨ	15,190	16,624,392
American Express Co.Ɨ	94,886	10,652,851
American International Group, Inc.#	175,924	7,608,713
Anthem, Inc.Ɨ	66,037	19,155,353
Bank of America Corp.Ɨ	330,637	9,390,091
Berkshire Hathaway, Inc., Class B*Ɨ#	112,041	24,451,828
Biogen, Inc.*Ɨ	10,935	3,649,228
Chubb Ltd.Ɨ#	93,970	12,567,548
Cigna Corp.Ɨ	42,361	9,462,600
Cisco Systems, Inc.Ɨ	287,869	13,780,289
Citigroup, Inc.Ɨ	155,289	10,061,174
Comcast Corp., Class AƗ#	295,358	11,521,916
CVS Health Corp.	170,341	13,661,348
Diamondback Energy, Inc.	40,428	4,462,443
Dick’s Sporting Goods, Inc.	134,759	4,848,629
DowDuPont, Inc.Ɨ#	158,339	9,159,911
DXC Technology Co.Ɨ	61,462	3,874,564
Eaton Corp. PLCƗ	142,305	10,948,947
EQT Corp.Ɨ	134,741	2,521,004
FMC Corp.	40,095	3,317,460
Goldman Sachs Group Inc., (The)	72,706	13,864,307
GrafTech International Ltd.	341,480	5,398,799
HP, Inc.Ɨ	168,010	3,864,230
Johnson & JohnsonƗ#	71,248	10,466,331
KAR Auction Services, Inc.	104,585	5,975,987
KeyCorpƗ	522,744	9,587,125
Laboratory Corp. of America Holdings*Ɨ	81,004	11,797,423
Lear Corp.	37,217	5,070,816
Loews Corp.	99,326	4,773,608
Lowe’s Cos., Inc.Ɨ	64,661	6,102,059
Marathon Petroleum Corp.	53,972	3,516,816
Marvell Technology Group Ltd.	334,208	5,384,091
Masco Corp.Ɨ	242,983	7,700,131
McKesson Corp.Ɨ	63,391	7,892,179
Microsoft Corp.Ɨ	309,624	34,334,205
Molson Coors Brewing Co.	111,228	7,315,466
Mosaic Co. (The)	159,690	5,748,840
NetApp, Inc.	99,641	6,662,994
Nordstrom, Inc.Ɨ	186,305	9,849,945
Oracle Corp.#	388,327	18,934,825
Owens Corning	159,828	8,335,030
Parsley Energy, Inc., Class A*Ɨ	208,730	4,201,735
Peabody Energy Corp.	139,228	4,335,560
Pfizer, Inc.Ɨ	250,628	11,586,532
Pioneer Natural Resources Co.Ɨ	60,100	8,879,775
PulteGroup, Inc.#	238,965	6,337,352
Raytheon Co.	24,949	4,374,558
SYNNEX Corp.	63,173	5,100,588
Tapestry, Inc.	190,447	7,414,102
TE Connectivity Ltd.Ɨ	58,630	4,510,406
Trinseo SAƗ	120,459	6,086,793
Twenty-First Century Fox, Inc. Class A	140,532	6,952,118
United Technologies Corp.Ɨ	101,180	12,327,771
Verizon Communications, Inc.Ɨ	302,357	18,232,127
Vistra Energy Corp.*Ɨ	496,800	11,664,864
Walmart, Inc.#	84,653	8,266,365
Wells Fargo & Co.Ɨ	258,536	14,033,334
WestRock Co.Ɨ	105,254	4,958,516
		548,269,920
TOTAL COMMON STOCKS
(Cost $806,165,971)		856,518,220

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
PREFERRED STOCKS—0.5%
Germany—0.5%
Volkswagen AG, 2.784%	28,537	4,843,524
TOTAL PREFERRED STOCKS
(Cost $4,448,401)		4,843,524

SHORT-TERM INVESTMENTS—5.0%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(a)	46,472,275	46,472,275
TOTAL SHORT-TERM INVESTMENTS
(Cost $46,472,275)		46,472,275
TOTAL INVESTMENTS—98.5%
(Cost $857,086,647)		907,834,019
SECURITIES SOLD SHORT—(40.2%)
COMMON STOCKS—(40.2%)
Argentina—(0.4%)
MercadoLibre, Inc.*	(9,722)	(3,421,852)
Australia—(0.4%)
WiseTech Global Ltd.	(239,714)	(3,307,237)
Canada—(0.7%)
First Quantum Minerals Ltd.	(136,744)	(1,255,618)
Ritchie Bros. Auctioneers, Inc.	(1,831)	(63,682)
Shopify, Inc.*	(12,917)	(1,971,909)
TransCanada Corp.	(82,446)	(3,378,757)
		(6,669,966)
Chile—(0.2%)
Latam Airlines Group SA - SP ADR	(138,161)	(1,439,638)
China—(0.9%)
China International Capital Corp Ltd.	(1,173,600)	(2,245,533)
Pinduoduo, Inc.*	(127,434)	(2,925,884)
Uni-President China Holdings Ltd.	(3,571,000)	(3,263,336)
		(8,434,753)
Denmark—(0.3%)
Genmab A/S*	(19,769)	(3,019,723)
France—(0.6%)
Credit Agricole SA	(223,653)	(2,779,546)
Sodexo SA	(23,813)	(2,464,415)
		(5,243,961)
Germany—(0.2%)
MTU Aero Engines AG	(7,248)	(1,513,111)
Hong Kong—(0.6%)
Bank of East Asia Ltd., (The)	(14,308)	(48,349)
China Resources Beer Holdings Co. Ltd.	(622,000)	(2,117,836)
Hong Kong & China Gas Co. Ltd.	(1,812,200)	(3,659,067)
		(5,825,252)
India—(0.3%)
State Bank of India*	(77,927)	(3,199,229)
Italy—(0.5%)
Brembo SpA	(208,760)	(2,330,957)
Pirelli & C SpA*	(330,671)	(2,331,546)
		(4,662,503)
Japan—(5.2%)
Aozora Bank Ltd.	(137,900)	(4,542,212)
Asics Corp.	(230,800)	(3,336,727)
Calbee, Inc.*	(75,500)	(2,510,691)
FANUC Corp.	(17,600)	(3,027,057)
Hisamitsu Pharmaceutical Co., Inc.	(50,400)	(3,225,063)
Ito En, Ltd.	(62,400)	(2,877,761)
Makita Corp.	(68,800)	(2,709,616)
MISUMI Group, Inc.	(177,300)	(4,041,734)
MS&AD Insurance Group Holdings, Inc.	(104,200)	(3,162,409)
Nidec Corp.	(21,300)	(2,850,350)
Nippon Paint Holdings Co., Ltd.	(40,700)	(1,449,373)
Olympus Corp.*	(64,900)	(1,826,350)
Sekisui Chemical Co Ltd.	(151,100)	(2,458,378)
Skylark Holdings Co Ltd.	(112,600)	(1,847,363)
Sony Financial Holdings, Inc.*	(109,400)	(2,290,036)
TDK Corp.	(27,100)	(2,150,512)
Yaskawa Electric Corp.	(113,100)	(3,555,740)
		(47,861,372)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Mexico—(0.3%)
Kimberly-Clark de Mexico SAB de CV, Class A*	(1,869,000)	(2,767,631)
Netherlands—(0.7%)
Cimpress NV*	(30,812)	(3,717,776)
Core Laboratories NV	(33,679)	(2,799,062)
		(6,516,838)
New Zealand—(0.3%)
a2 Milk Co Ltd.*	(396,798)	(2,856,268)
Norway—(0.4%)
Yara International ASA	(81,910)	(3,299,629)
Singapore—(0.8%)
Golden Agri-Resources Ltd.	(13,985,100)	(2,495,829)
SATS Ltd.	(779,100)	(2,727,472)
Sembcorp Marine Ltd.	(1,560,500)	(1,830,313)
		(7,053,614)
Sweden—(0.2%)
Saab AB	(58,099)	(2,328,020)
Switzerland—(2.0%)
Credit Suisse Group AG*	(375,457)	(4,439,311)
Geberit AG	(8,448)	(3,293,360)
Givaudan SA	(1,311)	(3,236,785)
LafargeHolcim, Ltd.*	(69,973)	(3,143,655)
Panalpina Welttransport Holding AG	(30,903)	(4,357,111)
		(18,470,222)
United Kingdom—(3.3%)
ASOS PLC*	(30,697)	(1,949,474)
Hargreaves Lansdown PLC	(175,040)	(4,265,212)
LyondellBasell Industries NV	(26,495)	(2,472,249)
Metro Bank PLC*	(62,234)	(1,671,663)
Pearson PLC	(240,450)	(2,960,787)
Pennon Group PLC	(299,337)	(2,756,972)
Renishaw PLC	(93,686)	(5,130,536)
RSA Insurance Group Plc	(456,132)	(3,161,990)
Severn Trent PLC	(118,334)	(2,768,418)
Weir Group PLC, (The)	(196,652)	(3,713,856)
		(30,851,157)
United States—(21.9%)
2U, Inc.*	(33,699)	(1,967,685)
AAON, Inc.	(63,315)	(2,402,804)
Align Technology, Inc.*	(16,433)	(3,777,782)
Antero Midstream GP LP	(213,390)	(3,160,306)
Apache Corp.	(100,214)	(3,520,518)
Axon Enterprise, Inc.*	(65,679)	(2,855,066)
Badger Meter, Inc.	(38,919)	(2,160,004)
Ball Corp.	(50,307)	(2,470,577)
Blackbaud, Inc.	(20,281)	(1,485,583)
Carvana Co.*	(39,841)	(1,724,717)
Casey’s General Stores, Inc.	(21,770)	(2,818,562)
Chegg, Inc.*	(78,714)	(2,200,056)
Cogent Communications Holdings, Inc.	(47,282)	(2,292,704)
Cohen & Steers, Inc.	(49,443)	(1,847,190)
Community Bank System, Inc.	(86,545)	(5,682,545)
Compass Minerals International, Inc.	(50,495)	(2,529,799)
Continental Resources, Inc.*	(63,314)	(2,894,716)
Cree, Inc.*	(57,063)	(2,518,761)
CVB Financial Corp.	(143,459)	(3,333,987)
Ellie Mae, Inc.*	(29,806)	(2,005,050)
Exact Sciences Corp.*	(37,152)	(2,897,113)
First Financial Bankshares, Inc.	(87,930)	(5,761,174)
GCP Applied Technologies, Inc.*	(122,780)	(3,351,894)
Graco, Inc.	(12,400)	(546,220)
Greif, Inc.	(36,099)	(1,850,796)
GTT Communications, Inc.*	(89,276)	(3,005,030)
Healthcare Services Group, Inc.	(102,281)	(4,827,663)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
United States—(21.9%) (continued)
Heartland Express, Inc.	(176,432)	(3,660,964)
Helmerich & Payne, Inc.	(67,667)	(4,100,620)
Hess Corp.	(38,603)	(2,080,316)
Inovalon Holdings, Inc.*	(165,008)	(2,194,606)
IPG Photonics Corp.*	(9,302)	(1,322,279)
iRobot Corp.*	(36,867)	(3,517,112)
John Bean Technologies Corp.	(21,840)	(1,802,674)
Lancaster Colony Corp.	(21,694)	(3,911,862)
Leggett & Platt, Inc.	(99,523)	(3,855,521)
Manhattan Associates, Inc.*	(61,087)	(3,025,639)
MarketAxess Holdings, Inc.	(15,582)	(3,392,669)
Matador Resources Co.*	(103,110)	(2,350,908)
Mattel, Inc.*	(235,409)	(3,272,185)
Medidata Solutions, Inc.*	(45,701)	(3,528,574)
MINDBODY, Inc., Class A*	(34,907)	(969,018)
Multi-Color Corp.	(31,162)	(1,383,593)
National Beverage Corp.*	(20,380)	(1,778,563)
National Instruments Corp.	(37,811)	(1,851,227)
National Oilwell Varco, Inc.	(80,451)	(2,583,282)
Netflix, Inc.*	(5,573)	(1,594,602)
NewMarket Corp.	(5,796)	(2,437,102)
Oasis Petroleum, Inc.*	(127,356)	(909,322)
Power Integrations, Inc.	(65,843)	(4,171,812)
Prosperity Bancshares, Inc.	(73,069)	(5,070,258)
Public Storage	(8,560)	(1,825,506)
Pure Storage, Inc.*	(78,801)	(1,490,127)
Quaker Chemical Corp.	(21,534)	(4,441,172)
RLI Corp.	(47,951)	(3,635,645)
SiteOne Landscape Supply, Inc.*	(35,320)	(2,177,125)
Tesla, Inc.*	(24,417)	(8,557,670)
Texas Roadhouse, Inc.	(66,571)	(4,395,683)
TransDigm Group, Inc.*	(12,771)	(4,618,888)
TripAdvisor, Inc.*	(48,760)	(3,123,566)
Ultimate Software Group Inc. (The)*	(11,098)	(2,928,984)
Wabtec Corp.	(31,956)	(3,023,038)
Wayfair, Inc. Class A*	(15,119)	(1,605,638)
Wesco Aircraft Holdings, Inc.*	(172,973)	(1,646,703)
Westamerica Bancorporation	(61,317)	(3,875,234)
Williams Cos, Inc. (The)	(109,498)	(2,772,489)
Workday, Inc., Class A*	(19,435)	(3,187,340)
Workiva, Inc.*	(87,717)	(3,281,493)
World Wrestling Entertainment, Inc., Class A	(31,491)	(2,329,074)
Zendesk, Inc.*	(32,504)	(1,931,713)
		(201,500,098)
TOTAL COMMON STOCKS
(Proceeds $(376,197,973))		(370,242,074)
RIGHTS—0.0%
Sweden—0.0%
Saab AB	(58,099)	(228,346)
TOTAL RIGHTS
(Proceeds $(170,741))		(228,346)
TOTAL SECURITIES SOLD SHORT—(40.2%)
(Proceeds $(376,368,714))		(370,470,420)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTENƗƗ—(0.4%)
Call Options Written—(0.4%)
Allstate Corp. (The)
Expiration:
04/18/2019,
Exercise Price:
95.00	(717)	(6,394,923)	(138,381)
American International Group, Inc.
Expiration:
01/18/2019,
Exercise Price:
50.00	(1,028)	(4,446,100)	(8,224)
Berkshire Hathaway, Inc.
Expiration:
03/15/2019,
Exercise Price:
220.00	(425)	(9,275,200)	(388,875)
Chubb Ltd.
Expiration:
02/15/2019,
Exercise Price:
130.00	(615)	(8,225,010)	(427,425)
Comcast Corp.
Expiration:
06/21/2019,
Exercise Price:
40.00	(2,306)	(8,995,706)	(601,866)
DowDuPont, Inc.
Expiration:
01/18/2019,
Exercise Price:
65.00	(1,116)	(6,456,060)	(21,204)
Flex Ltd.
Expiration:
01/18/2019,
Exercise Price:
15.00	(3,592)	(3,143,000)	(1,796)
Johnson & Johnson
Expiration:
04/18/2019,
Exercise Price:
130.00	(603)	(8,858,070)	(1,103,490)
Northrop Grumman Corp.
Expiration:
02/15/2019,
Exercise Price:
275.00	(152)	(3,950,176)	(106,400)
Oracle Corp.
Expiration:
12/21/2018,
Exercise Price:
50.00	(1,915)	(9,337,540)	(191,500)
PulteGroup, Inc.
Expiration:
04/18/2019,
Exercise Price:
26.00	(2,226)	(5,903,352)	(550,935)
Walmart, Inc.
Expiration:
03/15/2019,
Exercise Price:
97.50	(764)	(7,460,460)	(336,160)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(4,939,300))			(3,876,256)
TOTAL OPTIONS WRITTEN
(Premiums received $(4,939,300))			(3,876,256)
OTHER ASSETS IN EXCESS OF LIABILITIES—42.1%			388,032,641
NET ASSETS—100.0%			$921,519,984

(a)	7 day yield as of Nobember 30, 2018
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Contracts For Difference held by the Fund at November 30, 2018, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)

Short
India
Axis Bank	Morgan Stanley	9/15/2020	2.20	Monthly	(73,901)	$(3,277,509)	$(139,530)

Indonesia
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.17	Monthly	(1,328,000)	(3,929,732)	(242,526)

Philippines
BDO Unibank Inc.	Macquarie	9/18/2019	2.17	Monthly	(1,175,790)	(2,925,381)	(29,883)

Poland
KGHM Polska Miedz	Goldman Sachs	9/15/2020	2.12	Monthly	(112,843)	(2,675,910)	(18,260)

South Korea
Celltrion Inc.	Goldman Sachs	9/15/2020	2.20	Monthly	(12,958)	(2,781,650)	(171,697)
Sillajen Inc.	Goldman Sachs	9/15/2020	2.20	Monthly	(34,178)	(2,167,729)	13,990
						(4,949,379)	(157,707)
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/15/2020	2.12	Monthly	(1,843,000)	(2,548,691)	(144,726)

Total Short						(20,306,602)	(732,632)
Net unrealized gain/(loss) on Contracts For Difference							$(732,632)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Australia	$5,688,875	$-	$5,688,875	$-
Bermuda	17,133,301	17,133,301	-	-
Canada	12,920,712	12,920,712	-	-
Denmark	9,969,171	-	9,969,171	-
France	40,030,984	-	40,030,984	-
Hong Kong	9,849,053	2,469,826	7,379,227	-
Ireland	16,696,507	-	16,696,507	-
Japan	97,032,521	-	97,032,521	-
Luxembourg	2,861,372	2,861,372	-	-
Mexico	5,082,216	5,082,216	-	-
Netherlands	6,384,220	-	6,384,220	-
South Korea	10,376,238	2,575,117	7,801,121	-
Switzerland	15,210,604	-	15,210,604	-
United Kingdom	59,012,526	15,203,488	43,809,038	-
United States	548,269,920	548,269,920	-	-
Preferred Stock
Germany	4,843,524	-	4,843,524	-
Short-Term Investments	46,472,275	46,472,275	-	-
Contracts For Difference
Equity Contracts	13,990	-	13,990	-
Total Assets	$907,848,009	$652,988,227	$254,859,782	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Argentina	$(3,421,852)	$(3,421,852)	$-	$-
Australia	(3,307,237)	-	(3,307,237)	-
Canada	(6,669,966)	(6,669,966)	-	-
Chile	(1,439,638)	(1,439,638)	-	-
China	(8,434,753)	(2,925,884)	(5,508,869)	-
Denmark	(3,019,723)	-	(3,019,723)	-
France	(5,243,961)	-	(5,243,961)	-
Germany	(1,513,111)	-	(1,513,111)	-
Hong Kong	(5,825,252)	-	(5,825,252)	-
India	(3,199,229)	-	(3,199,229)	-
Italy	(4,662,503)	-	(4,662,503)	-
Japan	(47,861,372)	-	(47,861,372)	-
Mexico	(2,767,631)	(2,767,631)	-	-
Netherlands	(6,516,838)	(6,516,838)	-	-
New Zealand	(2,856,268)	-	(2,856,268)	-
Norway	(3,299,629)	-	(3,299,629)	-
Singapore	(7,053,614)	-	(7,053,614)	-
Sweden	(2,328,020)	-	(2,328,020)	-
Switzerland	(18,470,222)	-	(18,470,222)	-
United Kingdom	(30,851,157)	(2,472,249)	(28,378,908)	-
United States	(201,500,098)	(201,500,098)	-	-
Rights
Sweden	(228,346)	(228,346)	-	-
Options Written
Equity Contracts	(3,876,256)	(2,789,700)	(1,086,556)	-
Contracts For Difference
Equity Contracts	(746,622)	-	(746,622)	-
Total Liabilities	$(375,093,298)	$(230,732,202)	$(144,361,096)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
LONG POSITIONS—96.7%
COMMON STOCKS—62.2%
Argentina—0.6%
Banco Macro SA - ADR	2,143	$95,128
Grupo Financiero Galicia SA - ADR	3,615	99,629
YPF SA - SP ADRƗ	11,698	175,119
		369,876
Belgium—0.7%
Anheuser-Busch InBev SA - SP ADR	5,150	395,881
Brazil—2.7%
Ambev SA	134,100	587,391
Cia de Saneamento Basico do Estado de Sao Paulo	26,100	190,636
Qualicorp SA	95,900	343,635
Tegma Gestao Logistica SA	38,900	241,428
Tupy SA	42,400	216,437
		1,579,527
China—8.1%
Alibaba Group Holding Ltd. - SP ADR*	9,937	1,598,466
China Construction Bank Corp., Class H	209,000	178,445
China Meidong Auto Holdings Ltd.	1,030,000	382,413
Fosun International Ltd.	171,500	274,580
Momo, Inc. - SP ADR*	7,749	242,931
Ping An Insurance Group Co. of China Ltd., Class H	26,000	253,382
Tencent Holdings Ltd.	4,400	175,906
Tencent Holdings Ltd. - ADR	29,212	1,170,817
West China Cement Ltd.	2,682,000	423,309
		4,700,249
Hong Kong—7.3%
China Mobile Ltd. - SP ADR	28,499	1,417,540
China Resources Gas Group Ltd.	38,000	153,995
Galaxy Entertainment Group Ltd.	18,000	111,370
K Wah International Holdings Ltd.	1,237,000	607,652
Luk Fook Holdings International Ltd.	54,000	158,053
SJM Holdings Ltd.	698,000	633,189
Swire Pacific Ltd. Class A	51,000	565,515
Swire Properties Ltd.	65,000	226,991
Xinyi Glass Holdings Ltd.	358,000	387,359
		4,261,664
Hungary—2.0%
OTP Bank PLC	20,825	835,146
Waberer’s International Nyrt*	37,187	323,882
		1,159,028
India—2.6%
Gujarat State Petronet Ltd.*	266,948	716,804
Infosys Ltd.	74,493	715,414
Westlife Development Ltd.	12,211	60,655
		1,492,873
Indonesia—0.8%
Bank Danamon Indonesia Tbk PT	855,100	444,622
Macao—1.4%
Wynn Macau Ltd.	357,600	819,866

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Mexico—2.8%
Concentradora Fibra Danhos SA de CV	237,600	280,165
Credito Real SAB de CV SOFOM ER	346,800	346,054
Fibra Uno Administracion SA de CV	243,100	244,847
Macquarie Mexico Real Estate Management SA de CV*	369,800	326,672
Qualitas Controladora SAB de CV	95,900	206,889
Vista Oil & Gas SAB de CV*	33,024	251,488
		1,656,115
Netherlands—0.5%
Heineken Holding NV	3,322	294,104
Philippines—0.8%
Melco Resorts And Entertainment Philippines Corp.*	3,245,600	450,162
Portugal—1.0%
Jeronimo Martins SGPS SA	48,868	583,632
Russia—2.6%
Gazprom Neft PJSC	50,350	272,943
Moscow Exchange MICEX-RTS PJSC*	105,390	140,803
Sberbank of Russia PJSC - SP ADR	45,531	539,542
Yandex NV, Class A*	19,510	575,545
		1,528,833
Singapore—1.6%
DBS Group Holdings Ltd.	22,700	405,372
United Overseas Bank Ltd.	21,800	400,279
Venture Corp. Ltd.	10,800	118,253
		923,904
South Africa—6.4%
Adcock Ingram Holdings Ltd.	89,320	373,811
Barloworld Ltd.	67,102	556,849
Clover Industries Ltd.	274,263	352,458
Distell Group Holdings Ltd.	42,645	353,868
Imperial Holdings Ltd.	10,077	46,095
Liberty Holdings Ltd.	35,039	270,528
Motus Holdings Ltd.*	10,077	63,260
Naspers Ltd., Class N	5,051	1,006,933
Pepkor Holdings Ltd.*	197,570	302,512
Telkom SA SOC Ltd.	94,995	388,720
		3,715,034
South Korea—7.8%
Daelim Industrial Co. Ltd.	2,408	203,765
DGB Financial Group, Inc.	41,615	327,472
Hanwha Corp.	20,922	561,945
Hyundai Hy Communications & Network Co. Ltd.	22,842	89,483
Hyundai Mobis Co. Ltd.	3,282	528,867
Industrial Bank of Korea	16,691	221,101
KB Financial Group, Inc.	16,386	690,652
Kia Motors Corp.	6,465	176,012
KT Corp. - SP ADRƗ	72,633	1,069,158
LG Uplus Corp.	20,765	328,335
Lotte Chemical Corp.	552	134,618
LS Industrial Systems Co. Ltd.	4,334	200,102
		4,531,510
Switzerland—1.1%
Glencore PLC*	173,561	646,986
Taiwan—1.8%
Catcher Technology Co. Ltd.	37,000	319,982
CTBC Financial Holding Co. Ltd.	438,000	291,784
Fubon Financial Holding Co. Ltd.	295,000	468,855
		1,080,621
Thailand—0.4%
Tisco Financial Group PCL	104,300	254,236

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Turkey—1.9%
Mavi Giyim Sanayi Ve Ticaret AS, Class B	84,825	612,718
Ulker Biskuvi Sanayi AS*	171,806	514,798
		1,127,516
United Arab Emirates—1.0%
Aramex PJSC*	263,132	304,649
Emaar Malls PJSC*	579,583	284,326
		588,975
United Kingdom—2.1%
Atrium European Real Estate Ltd.*	57,422	221,676
Petra Diamonds Ltd.*	622,060	334,858
Rio Tinto PLC	14,566	665,694
		1,222,228
United States—4.2%
Air Lease Corp.	23,629	918,223
Broadcom, Inc.	367	87,129
Freeport-McMoRan, Inc.	4,060	48,476
Las Vegas Sands Corp.	14,438	793,224
Philip Morris International, Inc.	6,739	583,126
		2,430,178
TOTAL COMMON STOCKS
(Cost $37,302,292)		36,257,620
PREFERRED STOCKS—3.6%
Russia—0.9%
Sberbank of Russia PJSC, 7.077%	204,700	515,950
South Korea—2.7%
Samsung Electronics Co., Ltd., 4.424%	52,580	1,590,249
TOTAL PREFERRED STOCKS
(Cost $1,978,518)		2,106,199
RIGHTS—0.0%
China—0.0%
Fosun International Ltd.*	429	0
TOTAL RIGHTS
(Cost $0)		0
WARRANTS—0.0%
Mexico—0.0%
Vista Oil & Gas SAB de CV*	13,133	1,936
TOTAL WARRANTS
(Cost $0)		1,936
SHORT-TERM INVESTMENTS—30.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(a)	17,991,586	17,991,586
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,991,586)		17,991,586
TOTAL INVESTMENTS—96.7%
(Cost $57,272,396)		56,357,341
OTHER ASSETS IN EXCESS OF LIABILITIES—3.3%		1,946,798
NET ASSETS—100.0%		$58,304,139

ADR	American Depositary Receipt
PLC	Public Limited Company
NVDR	Non-Voting Depository Receipt
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Contracts For Difference held by the Fund at November 30, 2018, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Brazil
Companhia de Gas	Goldman Sachs	9/15/2020	2.32%	Monthly	12,300	$186,242	$8,225
Mahle Metal Leve SA	Goldman Sachs	9/15/2020	2.32	Monthly	45,800	288,998	5,671
						475,240	13,896
China
Agricultural Bank of China	Goldman Sachs	9/15/2020	1.01	Monthly	543,000	246,835	5,430
Anhui Conch Cement	Goldman Sachs	9/15/2020	2.31	Monthly	40,800	188,447	(1,184)
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	2.32	Monthly	2,372	446,600	25,331
China National, Class H	Goldman Sachs	9/15/2020	1.01	Monthly	428,000	336,127	13,514
China Telecom Corp. Ltd., Class H	Goldman Sachs	12/31/2021	1.01	Monthly	1,970,000	1,068,239	46,409
Henan Shuang Inv.	Goldman Sachs	9/15/2020	2.31	Monthly	69,956	231,170	(1,163)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.31	Monthly	55,700	807,998	40,662
Kweichow Moutai Co. Ltd.	Goldman Sachs	9/15/2020	2.31	Monthly	6,300	514,940	4,720
Qingdao Haier Co., Ltd.	Goldman Sachs	9/15/2020	2.31	Monthly	77,700	155,091	(658)
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	12/31/2021	1.01	Monthly	55,300	285,000	(24,093)
SINOPEC Engineering	Goldman Sachs	9/15/2020	1.01	Monthly	407,500	378,787	5,517
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	1.01	Monthly	29,600	1,183,368	118,464
Weichai Power Co.	Goldman Sachs	9/15/2020	1.01	Monthly	179,000	193,580	1,712
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.31	Monthly	123,300	937,365	37,473
						6,973,547	272,134
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	2.32	Monthly	29,845	124,329	(10,077)

Hong Kong
China Traditional Chinese Medicine Co., Ltd.	Goldman Sachs	12/31/2021	1.01	Monthly	562,000	375,058	(6,198)
CK Hutchison Holdings Ltd.	Goldman Sachs	9/15/2020	1.01	Monthly	20,000	209,786	1,158
Hang Lung Properties	Goldman Sachs	9/15/2020	0.60	Monthly	96,000	194,908	5,806
Link Real Estate I NPV	Goldman Sachs	9/15/2020	1.01	Monthly	23,000	219,528	9,304
WH Group Ltd.	Goldman Sachs	9/15/2020	1.01	Monthly	398,000	290,585	(28,229)
Wharf Real Estate	Goldman Sachs	9/15/2020	1.01	Monthly	51,000	307,595	(16,884)
Wheelock & Company NPV	Goldman Sachs	9/15/2020	1.01	Monthly	39,000	224,422	(42)
						1,821,882	(35,085)
Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.11	Monthly	49,633	396,819	(11,621)
Tamar Petroleum Ltd. NPV	Goldman Sachs	9/15/2020	0.11	Monthly	26,378	115,897	438
						512,716	(11,183)
Japan
Suzuki Motor Co.	Goldman Sachs	9/15/2020	-0.11	Monthly	8,600	429,080	23,038

Mexico
Grupo GicSA SA de CV	Goldman Sachs	12/31/2021	2.32	Monthly	1,217,600	413,369	(16,948)

South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	2.32	Monthly	62,685	429,995	(12,455)
FILA Korea Ltd.	Goldman Sachs	9/15/2020	2.32	Monthly	2,929	133,073	(8,571)
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	2.32	Monthly	23,898	803,473	(16,555)
KGInicis Co. Ltd.	Goldman Sachs	9/15/2020	2.32	Monthly	4,718	67,667	4,336
KT Corp.	Goldman Sachs	12/31/2021	2.32	Monthly	2,504	68,113	556
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	2.32	Monthly	33,087	1,239,808	(19,062)
SK Hynix Inc.	Goldman Sachs	9/15/2020	2.32	Monthly	6,236	389,501	15,313
						3,131,630	(36,438)
Taiwan
Foxconn Technology Co. Ltd.	Goldman Sachs	9/15/2020	2.32	Monthly	205,000	415,606	5,461
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	2.32	Monthly	148,251	1,094,878	48,596
						1,510,484	54,057
Turkey
Yatas	Goldman Sachs	9/15/2020	2.32	Monthly	156,664	131,653	21,873

United Kingdom
Georgia Capital	Goldman Sachs	9/15/2020	0.73	Monthly	37,002	511,572	(37,362)
HSBC Holdings PLC	Goldman Sachs	12/31/2020	0.73	Monthly	42,040	357,570	11,597
TBC Bank Group PLC	Goldman Sachs	9/15/2020	0.73	Monthly	30,855	588,592	(23,045)
						1,457,734	(48,812)
Total Long						16,981,664	226,455

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	2.20	Monthly	(21,200)	$(340,756)	10,193

Canada
Franco Nevada Corp. Com.	Goldman Sachs	9/15/2020	1.79	Monthly	(8,234)	(570,149)	(6,860)

Chile
Sociedad Quimica Mineral	Goldman Sachs	9/15/2020	2.20	Monthly	(7,024)	(309,056)	(14,879)

China
AAC Technologies Holdings	Goldman Sachs	9/15/2020	0.60	Monthly	(43,000)	(308,330)	(12,060)
China International Capital Corp. Ltd. Class H	Goldman Sachs	9/15/2020	0.60	Monthly	(173,200)	(331,396)	(10,354)
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.60	Monthly	(230,000)	(493,533)	(8,863)
China Modern Dairy	Goldman Sachs	9/15/2020	0.60	Monthly	(754,000)	(81,851)	5,704
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	0.60	Monthly	(78,400)	(279,314)	14,058
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	0.60	Monthly	(710,000)	(289,995)	(12,835)
Dongfang Electric Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.60	Monthly	(1,005,400)	(570,156)	17,673
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.60	Monthly	(848,000)	(364,669)	(22,504)
Huaneng Power International Inc., Class H	Goldman Sachs	12/31/2021	0.60	Monthly	(494,000)	(309,067)	(10,651)
IMAX China Holding Inc.	Goldman Sachs	9/15/2020	0.87	Monthly	(44,400)	(116,223)	(966)
Meituan Dianping	Goldman Sachs	9/15/2020	0.60	Monthly	(59,737)	(400,461)	(2,874)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.60	Monthly	(63,000)	(277,625)	12,832
Parkson Retail Group Ltd.	Goldman Sachs	12/31/2021	0.60	Monthly	(850,000)	(64,480)	3,894
Pinduoduo Inc. - SP ADR	Goldman Sachs	9/15/2020	2.20	Monthly	(10,370)	(238,095)	(3,014)
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	0.60	Monthly	(418,000)	(387,562)	(32,778)
Shanhai Electric, Class H	Goldman Sachs	9/15/2020	0.60	Monthly	(1,686,000)	(575,374)	12,351
Zhaojin Mining	Goldman Sachs	9/15/2020	0.60	Monthly	(471,000)	(450,153)	(22,499)
						(5,538,284)	(72,886)
France
Edenred	Goldman Sachs	9/15/2020	-0.36	Monthly	(4,843)	(185,079)	(8,033)

Hong Kong
China Power International	Goldman Sachs	9/15/2020	0.60	Monthly	(2,551,000)	(598,071)	(18,370)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.60	Monthly	(96,000)	(326,869)	33,587
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.60	Monthly	(44,400)	(148,070)	(1,773)
Fullshare Holdings	Goldman Sachs	9/15/2020	0.60	Monthly	(932,500)	(353,639)	6,211
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	0.60	Monthly	(505,000)	(484,087)	240
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	0.60	Monthly	(115,320)	(232,846)	(7,805)
Lee & Man Paper	Goldman Sachs	9/15/2020	0.60	Monthly	(97,000)	(88,413)	(2,192)
Nine Dragons Paper	Goldman Sachs	9/15/2020	0.60	Monthly	(85,000)	(86,793)	(383)
Sinofert Holdings Ltd.	Goldman Sachs	9/15/2020	0.60	Monthly	(2,600,000)	(290,193)	18,241
						(2,608,981)	27,756
India
Axis Bank	Goldman Sachs	9/15/2020	2.20	Monthly	(12,894)	(571,849)	(26,440)
Dr. Reddys Labs Ltd.	Goldman Sachs	9/15/2020	2.20	Monthly	(4,286)	(164,754)	(8,239)
ICICI Bank Ltd. - SP ADR	Goldman Sachs	9/15/2020	2.20	Monthly	(61,838)	(628,892)	(20,727)
						(1,365,495)	(55,406)
Indonesia
Jasa Marga	Macquarie	9/18/2019	2.18	Monthly	(325,700)	(94,048)	(5,544)
Unilever Indonesia TBK PT	Macquarie	9/18/2019	2.18	Monthly	(189,600)	(561,052)	(35,619)
						(655,100)	(41,163)
Malaysia
Telekom Malaysia Berhad	Morgan Stanley	9/15/2020	2.20	Monthly	(497,500)	(278,018)	(2,963)

Mexico
El Puerto de Liver	Goldman Sachs	9/15/2020	2.20	Monthly	(58,200)	(346,734)	22,359
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	2.20	Monthly	(6,514)	(88,916)	5,127
Telesites SAB CV	Goldman Sachs	9/15/2020	2.20	Monthly	(572,700)	(361,002)	4,380
						(796,652)	31,866
Norway
Yara International	Goldman Sachs	9/15/2020	0.75	Monthly	(11,781)	(474,581)	(13,555)

Philippines
BDO Unibank Inc.	Macquarie	9/18/2019	2.18	Monthly	(251,640)	(626,084)	(5,290)

Poland
KGHM Polska Miedz	Goldman Sachs	9/15/2020	2.20	Monthly	(21,518)	(510,268)	(4,283)
mBank SA	Goldman Sachs	9/15/2020	2.20	Monthly	(1,697)	(182,697)	(5,280)
Orange Polska SA	Goldman Sachs	9/15/2020	2.20	Monthly	(91,504)	(115,483)	(4,782)
						(808,448)	(14,345)
Singapore
Golden Agri-Resources	Goldman Sachs	9/15/2020	1.44	Monthly	(1,726,900)	(308,188)	(12,911)
Sats Ltd. NPV	Goldman Sachs	9/15/2020	1.44	Monthly	(101,000)	(353,581)	(9,665)
SEA Ltd. Class A - SP ADR	Goldman Sachs	9/15/2020	0	Monthly	(30,661)	(409,018)	349
SembCorp. Marine Ltd.	Morgan Stanley	12/31/2021	1.55	Monthly	(344,000)	(403,478)	(3,628)
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	1.44	Monthly	(54,900)	(105,966)	(123)
						(1,580,231)	(25,978)
South Africa
Aspen Pharmacare Holdings Ltd.	Goldman Sachs	9/15/2020	6.59	Monthly	(34,404)	(365,358)	2,466

South Korea
Amorepacific Group	Goldman Sachs	9/15/2020	2.20	Monthly	(3,708)	(214,962)	(19,227)
Celltrion Health	Macquarie	9/18/2019	2.18	Monthly	(3,957)	(278,940)	(7,672)
Celltrion Inc.	Goldman Sachs	9/15/2020	2.20	Monthly	(1,771)	(380,174)	(22,677)
CJ CGV Co., Ltd.	Morgan Stanley	9/15/2020	2.20	Monthly	(3,321)	(123,544)	(6,149)
Kakao Corp.	Goldman Sachs	12/31/2021	2.20	Monthly	(1,769)	(178,162)	(9,977)
Lotte Confect	Morgan Stanley	9/15/2020	2.20	Monthly	(2,385)	(117,876)	2,878
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	2.20	Monthly	(27,040)	(509,744)	(43,250)
Samsung BioLogics Co. Ltd.	Goldman Sachs	9/15/2020	2.20	Monthly	(578)	(172,480)	(685)
Sillajen Inc.	Goldman Sachs	9/15/2020	2.20	Monthly	(2,061)	(130,718)	967
SK Networks Co. Ltd.	Morgan Stanley	9/15/2020	2.20	Monthly	(65,511)	(289,519)	(6,687)
						(2,396,119)	(112,479)
Taiwan
Advantech Co., Ltd.	Goldman Sachs	9/15/2020	0.00	Monthly	(19,000)	(144,551)	(6,135)
Cheng Shin Rubber	Goldman Sachs	9/15/2020	2.20	Monthly	(387,000)	(535,184)	(30,575)
China Airlines	Goldman Sachs	9/15/2020	2.20	Monthly	(1,110,000)	(397,393)	(32,996)
Eclat Textile Co., Ltd.	Goldman Sachs	9/18/2019	2.20	Monthly	(11,500)	(144,928)	(4,154)
United Microelectronics Corp. - SP ADR	Goldman Sachs	9/15/2020	2.20	Monthly	(104,482)	(190,157)	(8,338)
						(1,412,213)	(82,198)
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	2.20	Monthly	(307,400)	(597,019)	(210)
Total Short						(20,907,623)	(383,964)
Net unrealized gain/(loss) on Contracts For Difference							$(157,509)

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$369,876	$369,876	$-	$-
Belgium	395,881	395,881	-	-
Brazil	1,579,527	241,428	1,338,099	-
China	4,700,249	3,012,214	1,688,035	-
Hong Kong	4,261,664	1,417,540	2,844,124	-
Hungary	1,159,028	323,882	835,146	-
India	1,492,873	-	1,492,873	-
Indonesia	444,622	-	444,622	-
Macao	819,866	-	819,866	-
Mexico	1,656,115	1,404,627	-	251,488
Netherlands	294,104	-	294,104	-
Philippines	450,162	-	450,162	-
Portugal	583,632	-	583,632	-
Russia	1,528,833	1,115,087	413,746	-
Singapore	923,904	-	923,904	-
South Africa	3,715,034	2,105,157	1,609,877	-
South Korea	4,531,510	1,069,158	3,462,352	-
Switzerland	646,986	-	646,986	-
Taiwan	1,080,621	-	1,080,621	-
Thailand	254,236	-	254,236	-
Turkey	1,127,516	-	1,127,516	-
United Arab Emirates	588,975	-	588,975	-
United Kingdom	1,222,228	221,676	1,000,552	-
United States	2,430,178	2,430,178	-	-
Preferred Stock
Russia	515,950	-	515,950	-
South Korea	1,590,249	-	1,590,249	-
Warrant	1,936	-	-	1,936
Short-Term Investments	17,991,586	17,991,586	-	-
Contracts For Difference
Equity Contracts	634,112	-	634,112	-
Total Assets	$56,991,453	$32,098,290	$24,639,739	$253,424

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(791,621)	$-	$(791,621)	$-
Total Liabilities	$(791,621)	$-	$(791,621)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—81.0%
Argentina—0.6%
Banco Macro SA - ADR	284	$12,607
Grupo Financiero Galicia SA - ADR	479	13,201
YPF SA - SP ADR	1,551	23,219
		49,027
Belgium—0.7%
Anheuser-Busch InBev - SP ADR	690	53,040
Brazil—3.2%
Ambev SA	17,800	77,968
Cia de Saneamento Basico do Estado de Sao Paulo	3,400	24,834
Mahle-Metal Leve SA	6,000	37,860
Qualicorp SA	12,700	45,508
Tegma Gestao Logistica SA	5,200	32,273
Tupy SA	5,600	28,586
		247,029
China—14.6%
Agricultural Bank of China Ltd.	71,000	32,275
Alibaba Group Holding Ltd. - SP ADR*	1,310	210,727
Baidu, Inc. - SP ADR*	315	59,308
China Construction Bank Corp., Class H	27,000	23,053
China Meidong Auto Holdings Ltd.	136,000	50,493
China Telecom Corp. Ltd.	262,000	142,070
Fosun International Ltd.	23,000	36,824
Momo, Inc. - SP ADR*	1,029	32,259
Ping An Insurance Group Co. of China Ltd., Class H	4,000	38,982
Shanghai Haohai Biological Technology Co., Ltd., Class H	7,400	38,138
Sinopec Engineering Group Co. Ltd.	54,000	50,195
Tencent Holdings Ltd.	4,500	179,904
Tencent Holdings Ltd. - ADR	3,855	154,508
Weichai Power Co. Ltd.	23,000	24,874
West China Cement Ltd.	358,000	56,504
		1,130,114
Egypt—0.2%
Commercial International Bank Egypt SAE	3,936	16,397
Hong Kong—7.9%
China Mobile Ltd. - SP ADR	3,812	189,609
China Resources Gas Group Ltd.	6,000	24,315
Galaxy Entertainment Group Ltd.	2,000	12,374
K Wah International Holdings Ltd.	164,000	80,562
Luk Fook Holdings International Ltd.	7,000	20,488
SJM Holdings Ltd.	93,000	84,365
Swire Pacific Ltd. Class A	7,000	77,620
Swire Properties Ltd.	8,600	30,033
WH Group Ltd.	53,000	38,696
Xinyi Glass Holdings Ltd.	48,000	51,936
		609,998
Hungary—2.0%
OTP Bank PLC	2,783	111,607
Waberer’s International Nyrt*	4,928	42,920
		154,527
India—2.6%
Gujarat State Petronet Ltd.*	35,692	95,839
Infosys Ltd. - SP ADR	9,824	96,865
Westlife Development Ltd.	1,644	8,166
		200,870

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Indonesia—0.8%
Bank Danamon Indonesia Tbk PT	113,200	58,860
Japan—0.7%
Suzuki Motor Corp.	1,100	54,882
Macao—1.4%
Wynn Macau Ltd.	47,600	109,132
Mexico—3.6%
Concentradora Fibra Danhos SA de CV	31,300	36,907
Credito Real SAB de CV SOFOM ER	45,900	45,801
Grupo GICSA SA de CV*	167,200	56,764
Fibra Uno Administracion SA de CV	32,500	32,734
Macquarie Mexico Real Estate Management SA de CV*	48,900	43,197
Qualitas Controladora SAB de CV	12,700	27,398
Vista Oil & Gas SAB de CV*	4,623	35,206
		278,007
Netherlands—0.5%
Heineken Holding NV	447	39,574
Philippines—0.8%
Melco Resorts And Entertainment Philippines Corp.*	428,200	59,391
Portugal—1.0%
Jeronimo Martins SGPS SA	6,483	77,427
Russia—2.4%
Gazprom Neft PJSC - SP ADR	1,344	36,804
Sberbank of Russia PJSC - SP ADR	2,483	29,614
Sberbank of Russia PJSC - SP ADR	3,541	41,961
Yandex NV, Class A*	2,610	76,995
		185,374
Singapore—1.6%
DBS Group Holdings Ltd.	3,000	53,574
United Overseas Bank Ltd.	2,900	53,248
Venture Corp Ltd.	1,400	15,329
		122,151
South Africa—6.4%
Adcock Ingram Holdings Ltd.	11,978	50,129
Barloworld Ltd.	8,973	74,463
Clover Industries Ltd.	37,581	48,296
Distell Group Holdings Ltd.	5,669	47,041
Imperial Holdings Ltd.	1,340	6,129
Liberty Holdings Ltd.	4,628	35,732
Motus Holdings Ltd.*	1,340	8,412
Naspers Ltd.	668	133,168
Pepkor Holdings Ltd.*	26,189	40,100
Telkom SA SOC Ltd.	12,553	51,367
		494,837
South Korea—13.2%
BNK Financial Group, Inc.	8,386	57,525
Daelim Industrial Co. Ltd.	317	26,825
DGB Financial Group, Inc.	5,595	44,027
Fila Korea Ltd.	390	17,719
Hana Financial Group, Inc.	3,197	107,486
Hanwha Corp.	2,799	75,178
Hyundai Hy Communications & Network Co Ltd.	2,997	11,741
Hyundai Mobis Co. Ltd.	439	70,741
Industrial Bank of Korea	2,212	29,302
KB Financial Group, Inc.	2,191	92,348
Kginicis Co. Ltd.	632	9,064
Kia Motors Corp.	857	23,332
KT Corp. - SP ADR	10,308	151,734
LG Uplus Corp.	2,759	43,625
Lotte Chemical Corp.	74	18,047
LS Industrial Systems Co. Ltd.	574	26,502
Samsung Electronics Co., Ltd.	4,426	165,847
SK Hynix, Inc.	826	51,592
		1,022,635

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Switzerland—1.1%
Glencore PLC*	23,239	86,628
Taiwan—3.8%
Catcher Technology Co Ltd.	5,000	43,241
CTBC Financial Holding Co. Ltd.	57,000	37,972
Fubon Financial Holding Co. Ltd.	39,000	61,984
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	147,706
		290,903
Thailand—0.5%
Tisco Financial Group PCL	14,100	34,369
Turkey—2.2%
Mavi Giyim Sanayi Ve Ticaret AS, Class B	11,347	81,963
Ulker Biskuvi Sanayi AS*	22,739	68,135
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS*	20,766	17,451
		167,549
United Arab Emirates—1.0%
Aramex PJSC*	34,695	40,169
Emaar Malls PJSC*	75,543	37,059
		77,228
United Kingdom—4.0%
Atrium European Real Estate Ltd.*	7,619	29,413
Georgia Capital PLC*	4,987	68,948
Petra Diamonds Ltd.*	83,363	44,875
Rio Tinto PLC	1,948	89,027
TBC Bank Group PLC	4,120	78,593
		310,856
United States—4.2%
Air Lease Corp.	3,152	122,487
Broadcom, Inc.	49	11,633
Freeport-McMoRan, Inc.	544	6,495
Las Vegas Sands Corp.	1,912	105,045
Philip Morris International, Inc.	894	77,358
		323,018
TOTAL COMMON STOCKS
(Cost $6,795,401)		6,253,823
RIGHTS—0.0%
China—0.0%
Fosun International Ltd.*	58	0
TOTAL RIGHTS
(Cost $0)		0
SHORT-TERM INVESTMENTS—20.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 2.10%(a)	1,605,522	1,605,522
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,605,522)		1,605,522
TOTAL INVESTMENTS—101.8%
(Cost $8,400,923)		7,859,345
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.8)%		(135,646)
NET ASSETS—100.0%		$7,723,699

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Brazil
Companhia de Gas	Goldman Sachs	9/15/2020	2.32	Monthly	1,600	$24,227	$1,070

China
Anhui Conch Cement	Goldman Sachs	9/15/2020	2.31	Monthly	5,300	24,480	(154)
China National, Class H	Goldman Sachs	9/15/2020	1.01	Monthly	56,000	43,979	1,768
Henan Shuang Inv.	Goldman Sachs	9/15/2020	2.31	Monthly	9,300	30,732	(155)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.31	Monthly	7,400	107,346	5,402
Kweichow Moutai	Goldman Sachs	9/15/2020	2.31	Monthly	800	65,389	599
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	2.31	Monthly	10,400	20,759	(88)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	2.31	Monthly	16,400	124,678	4,985
						417,363	12,357
Hong Kong
China Traditional Chinese	Goldman Sachs	12/31/2021	1.01	Monthly	74,000	49,385	(816)
CK Hutchison Holdings Ltd.	Goldman Sachs	9/15/2020	1.01	Monthly	2,500	26,223	144
Hang Lung Properties Ltd.	Goldman Sachs	9/15/2020	1.01	Monthly	13,000	26,394	783
Link Real Estate I NPV	Goldman Sachs	9/15/2020	1.01	Monthly	3,000	28,634	1,180
Wharf Real Estate	Goldman Sachs	9/15/2020	1.01	Monthly	7,000	42,219	(2,317)
Wheelock & Company	Goldman Sachs	9/15/2020	1.01	Monthly	5,000	28,772	(5)
						201,627	(1,031)
Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.11	Monthly	6,202	49,585	(1,452)
Tamar Petroleum Ltd.	Goldman Sachs	9/15/2020	0.11	Monthly	3,508	15,413	58
						64,998	(1,394)
Russia
Moscow Exchange	Goldman Sachs	9/15/2020	2.32	Monthly	14,100	18,838	(438)
Sberbank of Russia PJSC	Goldman Sachs	9/15/2020	2.32	Monthly	27,400	69,062	(1,198)
						87,900	(1,636)
South Korea
Samsung Electronics Co., Ltd.	Goldman Sachs	9/15/2020	2.32	Monthly	6,913	209,079	(2,321)

Taiwan
Foxconn Tech Co.	Goldman Sachs	9/15/2020	2.32	Monthly	27,000	54,738	719

United Kingdom
HSBC Holdings PLC	Goldman Sachs	12/31/2020	0.73	Monthly	5,547	47,180	1,521

Total Long						1,107,112	9,285
Net unrealized gain/(loss) on Contracts For Difference							$9,285

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

A summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2018 is as follows (see Notes to Portfolio of Investments):

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Argentina	$49,027	$49,027	$-	$-
Belgium	53,040	53,040	-	-
Brazil	247,029	32,273	214,756	-
China	1,130,114	456,802	673,312	-
Egypt	16,397	16,397	-	-
Hong Kong	609,998	189,609	420,389	-
Hungary	154,527	42,920	111,607	-
India	200,870	96,865	104,005	-
Indonesia	58,860	-	58,860	-
Macao	109,132	-	109,132	-
Japan	54,882	-	54,882	-
Mexico	278,007	242,801	-	35,206
Netherlands	39,574	-	39,574	-
Philippines	59,391	-	59,391	-
Portugal	77,427	-	77,427	-
Russia	185,374	118,956	66,418	-
Singapore	122,151	-	122,151	-
South Africa	494,837	281,077	213,760	-
South Korea	1,022,635	151,734	870,901	-
Switzerland	86,628	-	86,628	-
Taiwan	290,903	-	290,903	-
Thailand	34,369	-	34,369	-
Turkey	167,549	-	167,549	-
United Arab Emirates	77,228	-	77,228	-
United Kingdom	310,856	98,361	212,495	-
United States	323,018	323,018	-	-
Rights			-	-
China	-	-	-	-
Short-Term Investments	1,605,522	1,605,522	-	-
Contracts For Difference
Equity Contracts	18,229	-	18,229	-
Total Assets	$7,877,574	$3,758,402	$4,083,966	$35,206

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Contracts For Difference
Equity Contracts	$(8,944)	$-	$(8,944)	$-
Total Liabilities	$(8,944)	$-	$(8,944)	$-

The accompanying notes are an integral part of the portfolio of investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — Each Boston Partners Investment Fund’s, Boston Partners Small Cap Value Fund II (” BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (” BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (” BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (” BP All-Cap Value Fund”), Boston Partners Global Equity Fund (” BP Global Equity Fund”), Boston Partners Global Long/Short Fund (” BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (” BP Emerging Markets Long/Short Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”) (collectively “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), and collectively with the BP Funds, the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2018 is included in each Fund’s Portfolio of Investments.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (” U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the BP Emerging Markets Long/Short Fund, securities held as long positions with an end of period value of $2,936,313 transferred from Level 1 into Level 2. For the BP Emerging Markets Fund, securities held as long positions with an end of period value of $426,822 transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at November 30, 2018.

OPTIONS WRITTEN — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds’ written options are exchange-traded options.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

During the current fiscal period, the Funds’ average quarterly volume of options transactions was as follows:

FUND	PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
BP Long/Short Equity Fund	$71,290	$4,933,289
BP Global Long/Short Fund	—	3,571,423

SHORT SALES — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

CONTRACTS FOR DIFFERENCE — The BP Global Long/Short Fund, the BP Long/Short Research Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, the BP Global Long/Short Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

FUND	NOTIONAL AMOUNT LONG	NOTIONAL AMOUNT SHORT
BP Long/Short Research Fund	$97,086,383	$133,518,682
BP Global Long/Short Fund	—	20,242,384
BP Emerging Markets Long/Short Fund	18,237,937	19,472,859
BP Emerging Markets Fund	1,108,652	N/A

SECURITIES LENDING — Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the current fiscal period, the Funds participated in securities lending.

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

RESTRICTED SECURITIES — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board. Therefore, not all restricted securities are considered illiquid.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

		MATURITY
	COUPON*	DATE	PAR	VALUE
SHORT-TERM INVESTMENTS — 80.2%
U.S. TREASURY OBLIGATIONS — 80.2%
United States Treasury Bill	2.070%	12/20/18	$2,815,000	$2,812,147
United States Treasury Bill	2.112%	01/17/19	2,520,000	2,512,845
United States Treasury Bill	2.167%	02/21/19	3,685,000	3,666,002
United States Treasury Bill	2.319%	03/28/19	3,495,000	3,468,651
United States Treasury Bill	2.410%	04/25/19	2,835,000	2,807,579
United States Treasury Bill	2.470%	05/16/19	3,000,000	2,966,534
				18,233,758
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,236,634)				18,233,758
TOTAL INVESTMENTS — 80.2%
(Cost $18,236,634)				18,233,758

OTHER ASSETS IN EXCESS OF LIABILITIES — 19.8%				4,493,096
NET ASSETS — 100.0%				$22,726,854

*	Short-term investments reflect the annualized yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Futures contracts outstanding as of November 30, 2018 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10 Year Mini Japanese Government Bond	Dec-18	97	$8,545,126	$50,466
3-Month Euro Euribor	Dec-19	406	114,908,696	84,087
90-DAY Bank Bill	Mar-19	154	112,558,289	134
Amsterdam Index	Dec-18	3	352,660	(2,465)
Australian 10-Year Bond	Dec-18	7	511,629	1,446
Australian 3-Year Bond	Dec-18	41	2,996,682	2,428
Brent Crude	Mar-19	1	59,580	(4,122)
CAC40 10 Euro	Dec-18	3	169,476	(1,321)
Canadian 10-Year Bond	Mar-19	7	526,851	2,101
DJIA Mini E-CBOT	Dec-18	5	638,475	5,850
Euro BUXL 30-Year Bond Futures	Mar-19	4	452,842	1,445
Euro Stoxx 50	Dec-18	1	35,808	(998)
Euro-Bobl	Mar-19	32	3,622,737	5,057
Euro-Bund	Mar-19	14	1,584,948	4,354
Euro-Oat	Mar-19	15	1,698,158	1,941
Euro-Schatz	Mar-19	100	11,321,054	(677)
Lean Hogs	Feb-19	1	27,020	507
Live Cattle	Feb-19	3	144,600	(99)
London Metals Exchange Aluminum	Dec-18	14	688,363	(24,725)
London Metals Exchange Copper	Dec-18	3	467,025	1,540
London Metals Exchange Nickel	Dec-18	6	401,346	(60,929)
London Metals Exchange Zinc	Dec-18	7	454,125	8,526
Long Gilt	Mar-19	7	891,970	3,827
Nasdaq 100 E-Mini	Dec-18	2	277,980	2,241
Natural Gas	Jan-19	5	230,600	31,108
Nikkie 225 (Osaka Securities Exchange)	Dec-18	3	295,666	(15,374)
Palladium	Mar-19	5	572,300	5,438
Russell 2000 E-Mini	Dec-18	1	76,730	(2,527)
S&P 500 E-Mini	Dec-18	3	413,745	4,701
S&P/TSX 60 Index	Dec-18	1	137,388	570
SPI 200 Index	Dec-18	1	103,678	(3,309)
Topix Index	Dec-18	1	146,941	(13,000)
				$88,221

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
90-Day Euro	Dec-19	110	$(27,500,000)	$(52,939)
90-Day Sterling	Dec-19	17	(2,707,765)	(1,007)
Cattle Feeder Futures	Jan-19	3	(217,835)	566
Cocoa	Mar-19	8	(176,240)	2,446
Coffee	Mar-19	10	(403,313)	37,395
Corn	Mar-19	31	(585,513)	2,099
Cotton No.2	Mar-19	15	(591,825)	8,965
Euro-BTP	Mar-19	1	(113,211)	(601)
FTSE/JSE TOP 40	Dec-18	13	(421,103)	10,913
FTSE/MIB Index	Dec-18	3	(325,605)	(4,236)
Gasoline RBOB	Jan-19	4	(235,519)	26,429
Gold 100 Oz	Feb-19	7	(858,200)	2,783
IBEX 35 Index	Dec-18	2	(204,705)	(2,572)
London Metals Exchange Aluminum	Dec-18	14	(688,363)	29,225
London Metals Exchange Aluminum	Mar-19	14	(687,488)	7,680
London Metals Exchange Copper	Dec-18	3	(467,025)	1,194
London Metals Exchange Copper	Mar-19	2	(309,825)	(3,831)
London Metals Exchange Nickel	Dec-18	6	(401,346)	42,457
London Metals Exchange Nickel	Mar-19	7	(471,198)	10,063
London Metals Exchange Zinc	Dec-18	7	(454,125)	(7,023)
London Metals Exchange Zinc	Mar-19	2	(126,750)	(5,018)
MSCI Singapore Exchange ETS	Dec-18	18	(457,315)	(657)
MSCI Taiwan Index	Dec-18	1	(36,350)	(552)
Platinum	Jan-19	7	(279,930)	10,138
Silver	Mar-19	9	(639,750)	17,708
Soybean	Jan-19	15	(671,063)	(17,806)
Sugar No. 11 (World)	Mar-19	1	(14,381)	(93)
U.S. Treasury 10-Year Notes	Mar-19	15	(1,506,008)	(4,830)
U.S. Treasury 2-Year Notes	Mar-19	104	(20,412,996)	(16,400)
U.S. Treasury 5-Year Notes	Mar-19	47	(4,681,086)	(10,721)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-19	3	(353,740)	(2,490)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-19	3	(302,817)	(1,107)
Wheat	Mar-19	19	(489,963)	6,008
WTI Crude	Jan-19	1	(50,930)	488
				$84,674
Total Futures Contracts				$172,895

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2018 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,900,000	USD	2,101,448	12/19/18	UBS	$18,880
CAD	3,900,000	USD	3,014,980	12/19/18	UBS	(78,043)
CHF	2,150,000	USD	2,200,016	12/19/18	UBS	(43,096)
EUR	1,500,000	USD	1,745,847	12/19/18	UBS	(44,385)
GBP	2,150,000	USD	2,825,551	12/19/18	UBS	(82,638)
JPY	226,500,000	USD	2,008,770	12/19/18	UBS	(9,521)
NOK	18,300,000	USD	2,242,487	12/19/18	UBS	(111,274)
NZD	4,650,000	USD	3,121,259	12/19/18	UBS	76,149
SEK	17,550,000	USD	1,963,868	12/19/18	UBS	(32,114)
USD	3,429,044	AUD	4,800,000	12/19/18	UBS	(80,464)
USD	7,209,147	CAD	9,450,000	12/19/18	UBS	92,726
USD	3,419,910	CHF	3,350,000	12/19/18	UBS	59,127
USD	4,394,927	EUR	3,800,000	12/19/18	UBS	84,559
USD	5,361,452	GBP	4,150,000	12/19/18	UBS	66,992
USD	5,743,242	JPY	639,000,000	12/19/18	UBS	102,975
USD	4,650,960	NOK	38,850,000	12/19/18	UBS	126,499
USD	3,894,447	NZD	5,950,000	12/19/18	UBS	(196,860)
USD	5,162,626	SEK	46,500,000	12/19/18	UBS	44,303
Total Forward Foreign Currency Contracts						$(6,185)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $740,736, which represented 3.26% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$18,233,758	$18,233,758	$-	$-
Commodity Contracts
Futures Contracts	252,763	252,763	-	-
Equity Contracts
Futures Contracts	24,275	24,275	-	-
Interest Rate Contracts
Futures Contracts	157,286	157,286	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	672,210	-	672,210	-
Total Assets	$19,340,292	$18,668,082	$672,210	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$-	$-	$-	$-
Commodity Contracts
Futures Contracts	(123,646)	(123,646)	-	-
Equity Contracts
Futures Contracts	(47,011)	(47,011)	-	-
Interest Rate Contracts
Futures Contracts	(90,772)	(90,772)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(678,395)	-	(678,395)	-
Total Liabilities	$(939,824)	$(261,429)	$(678,395)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018 the Fund had no transfers between Levels 1, 2, and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2018, grouped by contract type and risk exposure category.

DERIVATIVE TYPE	COMMODITY CONTRACTS	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts (a)	$252,763	$24,275	$157,286	$-	$434,324
Forward Contracts (a)	-	-	-	672,210	672,210
Total Value - Assets	$252,763	$24,275	$157,286	$672,210	$1,106,534

Liability Derivatives
Futures Contracts (a)	$(123,646)	$(47,011)	$(90,772)	$-	$(261,429)
Forward Contracts (a)	-	-	-	(678,395)	(678,395)
Total Value - Liabilities	$(123,646)	$(47,011)	$(90,772)	$(678,395)	$(939,824)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

CAMPBELL DYNAMIC TREND FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

For the period ended November 30 2018, the Fund’s quarterly average volume of derivatives is as follows:

LONG FUTURES NOTIONAL AMOUNT	SHORT FUTURES NOTIONAL AMOUNT	FORWARD FOREIGN CURRENCY CONTRACTS- PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS- RECEIVABLE (VALUE AT TRADE DATE)
$195,886,691	$(70,865,695)	$(52,125,260)	$52,210,237

FUTURES CONTRACTS — The Fund may use futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

FORWARD FOREIGN CURRENCY CONTRACTS — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an off setting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.7%
iShares Core S&P 500 ETF	129,578	$36,022,684
U.S. Large Cap Value Portfolio III (a)	35,088,000	927,375,838
U.S. Large Cap Value Series (b)	76,984	3,798,408
U.S. Large Company Portfolio (a)	19,963,216	429,009,509
U.S. Micro Cap Portfolio (c)	20,771,931	456,982,477
U.S. Small Cap Portfolio (c)	13,035,324	461,059,425
U.S. Small Cap Value Portfolio (c)	20,936,543	768,789,846
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,255,276,535)		3,083,038,187
SHORT-TERM INVESTMENTS — 0.2%
STIT-Government & Agency Portfolio, 2.11%*	7,120,875	7,120,875
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,120,875)		7,120,875
TOTAL INVESTMENTS — 100.0%
(Cost $2,262,397,410)		3,090,159,062
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,453,536
NET ASSETS — 100.0%		$3,091,612,598

*	Seven-day yield as of November 30, 2018.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares/ Beneficial Interest	Value
INTERNATIONAL EQUITY FUNDS — 99.3%
Asia Pacific Small Company Portfolio (a)	1,300,056	$27,756,186
Canadian Small Company Series (b)	2,700,087	25,569,038
Continental Small Company Portfolio (a)	1,208,726	28,779,774
Continental Small Company Series (b)	464,912	38,269,417
DFA International Small Cap Value Portfolio (a)	44,665,177	843,278,550
DFA International Value Portfolio III (c)	31,642,560	472,106,998
DFA International Value Series (b)	6,965,778	157,565,903
Emerging Markets Portfolio (a)	4,322,701	114,854,172
Emerging Markets Small Cap Portfolio (a)	5,410,071	107,498,101
Emerging Markets Value Portfolio (a)	3,827,666	106,294,290
Japanese Small Company Portfolio (a)	1,874,263	49,105,699
Large Cap International Portfolio (a)	5,022,220	107,073,724
United Kingdom Small Company Portfolio (a)	139,396	3,652,173
United Kingdom Small Company Series (b)	562,720	35,282,251
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,007,134,654)		2,117,086,276
SHORT-TERM INVESTMENTS — 0.6%
STIT-Government & Agency Portfolio, 2.11%*	13,752,438	13,752,438
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,752,438)		13,752,438
TOTAL INVESTMENTS — 99.9%
(Cost $2,020,887,092)		2,130,838,714
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,849,991
NET ASSETS — 100.0%		$2,132,688,705

*	Seven-day yield as of November 30, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c )	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio (a)	64,835,364	$709,298,878
DFA Inflation-Protected Securities Portfolio (a)	12,592,541	142,547,565
DFA Intermediate Government Fixed Income Portfolio (a)	14,206,177	170,474,119
DFA One-Year Fixed Income Portfolio (a)	40,010,658	410,509,352
DFA Short-Term Government Portfolio (a)	10,893,242	113,616,510
DFA Two-Year Global Fixed Income Portfolio (a)	42,593,348	425,081,610
iShares Intermediate-Term Corporate Bond ETF	3,277,494	170,921,312
iShares Short-Term Corporate Bond ETF	13,196,477	679,750,530
TOTAL FIXED INCOME FUNDS
(Cost $2,863,652,142)		2,822,199,876
SHORT-TERM INVESTMENTS — 0.6%
STIT-Government & Agency Portfolio, 2.11%*	17,220,830	17,220,830
TOTAL SHORT-TERM INVESTMENTS
(Cost $17,220,830)		17,220,830
TOTAL INVESTMENTS — 100.0%
(Cost $2,880,872,972)		2,839,420,706
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,259,601
NET ASSETS — 100.0%		$2,840,680,307

*	Seven-day yield as of November 30, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

FREE MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.
• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Domestic Equity Funds	$3,083,038,187	$3,079,239,779	$-	$-	$3,798,408
Short-Term Investments	7,120,875	7,120,875	-	-	-
Total Investments*	$3,090,159,062	$3,086,360,654	$-	$-	$3,798,408

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
International Equity Funds	$2,117,086,276	$1,860,399,667	$-	$-	$256,686,609
Short-Term Investments	13,752,438	13,752,438	-	-	-
Total Investments*	$2,130,838,714	$1,874,152,105	$-	$-	$256,686,609

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Fixed Income Funds	$2,822,199,876	$2,822,199,876	$-	$-	$-
Short-Term Investments	17,220,830	17,220,830	-	-	-
Total Investments*	$2,839,420,706	$2,839,420,706	$-	$-	$-

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Please refer to the Portfolio of Investments for further details.

FREE MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 100.9%
U.S. Large Cap Value Portfolio III (a)	232,254	$6,138,465
U.S. Large Company Portfolio (a)	154,666	3,323,763
U.S. Micro Cap Portfolio (b)	159,599	3,511,180
U.S. Small Cap Portfolio (b)	99,939	3,534,845
U.S. Small Cap Value Portfolio (b)	63,853	2,344,681
VA U.S. Large Value Portfolio (b)	35,449	943,288
VA U.S. Targeted Value Portfolio (b)	185,430	3,526,880
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,588,459)		23,323,102
SHORT-TERM INVESTMENTS — 1.1%
STIT-Government & Agency Portfolio, 2.11%*	265,258	265,258
TOTAL SHORT-TERM INVESTMENTS
(Cost $265,258)		265,258
TOTAL INVESTMENTS — 102.0%
(Cost $21,853,717)		23,588,360
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(461,559)
NET ASSETS — 100.0%		$23,126,801

*	Seven-day yield as of November 30, 2018.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 100.6%
DFA International Small Cap Value Portfolio (a)	250,969	$4,738,291
DFA International Value Portfolio III (b)	340,701	5,083,266
Emerging Markets Portfolio (a)	34,421	914,560
Emerging Markets Small Cap Portfolio (a)	43,191	858,204
Emerging Markets Value Portfolio (a)	30,494	846,814
Large Cap International Portfolio (a)	31,831	678,638
VA International Small Portfolio (a)	238,921	2,890,950
VA International Value Portfolio (a)	69,778	840,129
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,279,659)		16,850,852
SHORT-TERM INVESTMENTS — 1.1%
STIT-Government & Agency Portfolio, 2.11%*	183,814	183,814
TOTAL SHORT-TERM INVESTMENTS
(Cost $183,814)		183,814
TOTAL INVESTMENTS — 101.7%
(Cost $17,463,473)		17,034,666
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(290,616)
NET ASSETS — 100.0%		$16,744,050

*	Seven-day yield as of November 30, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
FIXED INCOME FUNDS — 101.2%
DFA Five-Year Global Fixed Income Portfolio (a)	267,214	$2,923,321
DFA Inflation Protected Securities Portfolio (a)	129,291	1,463,573
DFA Intermediate Government Fixed Income Portfolio (a)	146,682	1,760,181
DFA One-Year Fixed Income Portfolio (a)	327,973	3,365,007
DFA Short-Term Government Portfolio (a)	112,060	1,168,787
DFA Two-Year Global Fixed Income Portfolio (a)	439,838	4,389,582
iShares 1-3 Year Credit Bond ETF	136,651	7,038,893
iShares Intermediate Credit Bond ETF	33,638	1,754,222
VA Global Bond Portfolio (a)	408,165	4,387,773
VA Short-Term Fixed Income Portfolio (a)	56,804	585,080
TOTAL FIXED INCOME FUNDS
(Cost $29,278,079)		28,836,419
SHORT-TERM INVESTMENTS — 1.6%
STIT-Government & Agency Portfolio, 2.11%*	452,785	452,785
TOTAL SHORT-TERM INVESTMENTS
(Cost $452,785)		452,785
TOTAL INVESTMENTS — 102.8%
(Cost $29,730,864)		29,289,204
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(801,579)
NET ASSETS — 100.0%		$28,487,625

*	Seven-day yield as of November 30, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

MATSON MONEY VI PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — Investments in the underlying funds are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a Portfolio, collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.
• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Funds’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Domestic Equity Funds	$23,323,102	$23,323,102	$-	$-
Short-Term Investments	265,258	265,258	-	-
Total Investments*	$23,588,360	$23,588,360	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
International Equity Funds	$16,850,852	$16,850,852	$-	$-
Short-Term Investments	183,814	183,814	-	-
Total Investments*	$17,034,666	$17,034,666	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Fixed Income Funds	$28,836,419	$28,836,419	$-	$-
Short-Term Investments	452,785	452,785	-	-
Total Investments*	$29,289,204	$29,289,204	$-	$-

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY VI PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MOTLEY FOOL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 96.0%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc. (United States) (a)*	150,000	$6,520,500
Air Freight & Logistics — 2.2%
XPO Logistics, Inc. (United States)*	124,000	9,406,640
Auto Components — 1.1%
Gentex Corp. (United States) (a)	200,000	4,504,000
Banks — 4.9%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	343,129	6,004,757
Bank of Georgia Group PLC (Georgia)	263,132	4,597,103
HDFC Bank Ltd., ADR (India)	100,000	10,142,000
		20,743,860
Beverages — 1.3%
Anheuser-Busch InBev SA/NV, SP ADR (Belgium) (a)	70,500	5,419,335
Capital Markets — 0.9%
Georgia Capital PLC (Georgia)*	263,132	3,637,940
Commercial Services & Supplies — 1.1%
KAR Auction Services, Inc. (United States) (a)	77,708	4,440,235
Consumer Finance — 1.3%
Gentera SAB de CV (Mexico)	7,200,000	5,313,222
Electronic Equipment, Instruments & Components — 2.5%
IPG Photonics Corp. (United States) (a)*	72,000	10,234,800
Lagercrantz Group AB, Class B (Sweden)	29,296	296,928
		10,531,728
Equity Real Estate Investment Trusts — 4.9%
American Tower Corp. (United States)	64,000	10,527,360
SBA Communications Corp. (United States)*	60,000	10,248,600
		20,775,960
Food & Staples Retailing — 2.2%
Costco Wholesale Corp. (United States)	40,000	9,251,200
Food Products — 2.4%
Nestle SA (Switzerland)	68,694	5,860,491
Nippon Indosari Corpindo Tbk PT (Indonesia)	54,234,800	4,294,179
		10,154,670
Health Care Equipment & Supplies — 9.7%
Align Technology, Inc. (United States) (a)*	40,500	9,310,545
Medtronic PLC (Ireland)	205,272	20,020,178
ResMed, Inc. (United States)	102,000	11,402,580
		40,733,303
Health Care Providers & Services — 4.4%
NMC Health PLC (United Arab Emirates)	435,482	18,379,411
Hotels, Restaurants & Leisure — 4.6%
Starbucks Corp. (United States)	195,000	13,010,400
Yum China Holdings, Inc. (China)	171,251	6,135,923
		19,146,323
Internet & Direct Marketing Retail — 8.8%
Amazon.com, Inc. (United States)*	15,100	25,521,567
Ctrip.com International Ltd., ADR (China)*	200,752	5,791,695
Zooplus AG (Germany)*	33,200	5,488,381
		36,801,643

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Internet Software & Services — 6.9%
Alphabet, Inc., Class C (United States)*	9,024	9,876,137
GrubHub, Inc. (United States) (a)*	50,000	3,914,500
MercadoLibre, Inc. (Argentina) (a)*	23,287	8,196,325
Tencent Holdings Ltd. (China)	180,000	7,196,156
		29,183,118
IT Services — 6.4%
Mastercard, Inc., Class A (United States)	93,300	18,759,831
PayPal Holdings, Inc. (United States)*	94,900	8,143,369
		26,903,200
Life Sciences Tools & Services — 1.1%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	4,775,607
Machinery — 0.7%
Fanuc Corp. (Japan)	16,000	2,751,870
Media — 0.9%
Multiplus SA (Brazil)	278,600	1,793,933
System1 Group PLC (United Kingdom)	700,000	2,069,370
		3,863,303
Multiline Retail — 1.8%
Mitra Adiperkasa Tbk PT (Indonesia)	123,010,000	7,531,701
Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc. (United States)	30,000	4,296,000
Semiconductors & Semiconductor Equipment — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	215,000	8,081,850
Software — 13.1%
Atlassian Corp. PLC, Class A (Australia)*	132,000	11,344,080
Douzone Bizon Co., Ltd. (South Korea)	149,798	6,681,504
Everbridge, Inc. (United States) (a)*	150,000	8,215,500
Paycom Software, Inc. (United States) (a)*	93,230	12,378,147
Splunk, Inc. (United States)*	93,300	10,424,409
Ultimate Software Group, Inc. (The) (United States)*	24,450	6,452,844
		55,496,484
Trading Companies & Distributors — 3.5%
Fastenal Co. (United States) (a)	84,000	4,977,840
Watsco, Inc. (United States) (a)	62,000	9,529,400
		14,507,240
Transportation Infrastructure — 1.6%
International Container Terminal Services, Inc. (Philippines)	3,750,000	6,688,764
Wireless Telecommunication Services — 3.2%
SoftBank Group Corp. (Japan)	160,000	13,507,146
Total Common Stocks (Cost $272,714,631)		403,346,253

Participatory Notes — 0.9%
Air Freight & Logistics — 0.9%
Aramex PJSC (United Arab Emirates) (b)*	3,134,000	3,628,479
Total Participatory Notes (Cost $2,790,802)		3,628,479

Investments Purchased with Proceeds From Securities Lending Collateral — 14.2%
Mount Vernon Liquid Assets Portfolio, LLC 2.40%	59,769,264	59,769,264
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $59,769,264)		59,769,264

Short-Term Investments — 3.1%
U.S. Bank Money Market Deposit Account, 2.15% (United States) (c)	12,958,648	12,958,648
Total Short-Term Investments (Cost $12,958,648)		12,958,648

Total Investments (Cost $348,233,345) — 114.2%		479,702,644
Liabilities in Excess of Other Assets — (14.2)%		(59,644,924)
NET ASSETS — 100.0%
(Applicable to 17,915,808 shares outstanding)		$420,057,720

*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $58,790,333.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of November 30, 2018, the total market value of Rule 144A securities was $3,628,479 and represents 0.9% of net assets.
(c)	The rate shown is as of November 30, 2018.

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 98.1%
Air Freight & Logistics — 7.2%
CH Robinson Worldwide, Inc. (United States)	46,000	$4,247,180
XPO Logistics, Inc. (United States)*	215,000	16,309,900
		20,557,080
Auto Components — 5.7%
Gentex Corp. (United States) (a)	300,000	6,756,000
LCI Industries (United States) (a)	124,670	9,646,964
		16,402,964
Automobiles — 2.7%
Thor Industries, Inc. (United States)	115,000	7,798,150
Banks — 3.1%
Carter Bank & Trust (United States)*	199,600	3,483,020
Lakeland Financial Corp. (United States) (a)	60,000	2,778,000
SVB Financial Group (United States)*	10,000	2,548,100
		8,809,120
Biotechnology — 1.8%
Ionis Pharmaceuticals, Inc. (United States)*	89,100	5,193,639
Capital Markets — 2.6%
Diamond Hill Investment Group, Inc. (United States)	43,959	7,398,300
Commercial Services & Supplies — 1.7%
KAR Auction Services, Inc. (United States)	85,000	4,856,900
Electronic Equipment, Instruments & Components — 4.0%
IPG Photonics Corp. (United States) (a)*	49,500	7,036,425
NLight, Inc. (United States) (a)*	235,000	4,488,500
		11,524,925
Equity Real Estate Investment Trusts — 5.1%
SBA Communications Corp. (United States)*	55,000	9,394,550
STAG Industrial, Inc. (United States)	195,000	5,224,050
		14,618,600
Food Products — 1.8%
McCormick & Co., Inc. (United States) (a)	34,000	5,100,000
Health Care Equipment & Supplies — 16.4%
Align Technology, Inc. (United States) (a)*	41,000	9,425,490
Cooper Companies, Inc. (The) (United States)	46,400	12,937,712
NuVasive, Inc. (United States)*	81,549	5,193,856
ResMed, Inc. (United States)	99,000	11,067,210
Varian Medical Systems, Inc. (United States) (a)*	67,000	8,267,130
		46,891,398
Health Care Technology — 1.6%
Teladoc, Inc. (United States) (a)*	75,000	4,683,750
Hotels, Restaurants & Leisure — 4.3%
Texas Roadhouse, Inc. (United States) (a)	184,929	12,210,862
Household Durables — 0.5%
TRI Pointe Group, Inc. (United States) (a)*	120,000	1,497,600
Household Products — 3.3%
Church & Dwight Co., Inc. (United States)	141,600	9,372,504
Insurance — 3.2%
Markel Corp. (United States) (a)*	7,900	9,038,706

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Internet Software & Services — 2.5%
GrubHub, Inc. (United States) (a)*	90,000	7,046,100
IT Services — 1.5%
Broadridge Financial Solutions, Inc. (United States)	40,000	4,234,800
Leisure Products — 2.2%
Hasbro, Inc. (United States) (a)	68,615	6,243,965
Machinery — 1.8%
Proto Labs, Inc. (United States) (a)*	40,000	5,147,600
Real Estate Management & Development — 4.9%
Jones Lang LaSalle, Inc. (United States)	72,500	10,382,000
Newmark Group, Inc., Class A (United States)	437,237	3,672,791
		14,054,791
Software — 15.0%
Alarm.com Holdings, Inc. (United States) (a)*	80,000	4,068,000
Everbridge, Inc. (United States) (a)*	60,000	3,286,200
Paycom Software, Inc. (United States) (a)*	85,000	11,285,450
Paylocity Holding Corp. (United States) (a)*	131,000	8,787,480
Splunk, Inc. (United States)*	87,000	9,720,510
Ultimate Software Group, Inc. (The) (United States)*	21,000	5,542,320
		42,689,960
Specialty Retail — 1.5%
Tractor Supply Co. (United States)	44,800	4,261,824
Trading Companies & Distributors — 3.7%
Fastenal Co. (United States) (a)	96,750	5,733,405
Watsco, Inc. (United States) (a)	31,000	4,764,700
		10,498,105
Total Common Stocks (Cost $182,922,110)		280,131,643

Investments Purchased with Proceeds From Securities Lending Collateral — 23.5%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%	67,115,882	67,115,882
Total Investments Purchased with Proceeds From Securities Lending Collateral (Cost $67,115,882)		67,115,882

Short-Term Investments — 1.8%
U.S. Bank Money Market Deposit Account, 2.15% (United States) (b)	5,225,699	5,225,699
Total Short-Term Investments (Cost $5,225,699)		5,225,699

Total Investments (Cost $255,263,691) — 123.4%		352,473,224
Liabilities in Excess of Other Assets — (23.4)%		(67,001,148)
NET ASSETS — 100.0%
(Applicable to 11,878,616 shares outstanding)		$285,472,076

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $65,679,392.
(b)	The rate shown is as of November 30, 2018.

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 97.7%
Banks — 13.1%
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	45,000	$787,500
Bank of Georgia Group PLC (Georgia)	30,000	524,121
Credicorp Ltd. (Peru)	7,500	1,644,675
HDFC Bank Ltd., ADR (India)	13,350	1,353,957
		4,310,253
Beverages — 1.3%
Coca-Cola Icecek AS (Turkey)	75,000	420,576
Capital Markets — 1.3%
Georgia Capital PLC (Georgia)*	30,000	414,766
Consumer Finance — 3.0%
Gentera SAB de CV (Mexico)	1,350,000	996,229
Diversified Telecommunication Services — 1.2%
Telkom SA SOC Ltd. (South Africa)	100,000	409,200
Food & Staples Retailing — 1.2%
CP ALL PCL, NVDR (Thailand)	190,000	394,961
Food Products — 2.4%
Nippon Indosari Corpindo Tbk PT (Indonesia)	10,022,700	793,573
Health Care Equipment & Supplies — 7.0%
Top Glove Corp., Bhd (Malaysia)	1,600,000	2,290,009
Health Care Providers & Services — 11.1%
Georgia Healthcare Group PLC (Georgia) (a)*	90,000	264,342
NMC Health, PLC (United Arab Emirates)	50,000	2,110,238
Odontoprev SA (Brazil)	350,000	1,258,319
		3,632,899
Hotels, Restaurants & Leisure — 4.7%
Yum China Holdings, Inc. (China)	43,500	1,558,605
Internet & Direct Marketing Retail — 2.9%
Ctrip.com International Ltd., ADR (China)*	33,300	960,705
Internet Software & Services — 17.9%
Alibaba Group Holding Ltd., SP ADR (China)*	8,200	1,319,052
Baidu, Inc., SP ADR (China)*	5,250	988,470
MercadoLibre, Inc. (Argentina)*	5,000	1,759,850
Tencent Holdings Ltd. (China)	45,600	1,823,026
		5,890,398

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Media — 1.2%
Multiplus SA (Brazil)	60,000	386,346
Multiline Retail — 4.4%
Mitra Adiperkasa Tbk PT (Indonesia)	23,420,000	1,433,968
Real Estate Management & Development — 0.6%
Lippo Karawaci Tbk PT (Indonesia)	10,000,000	185,164
Semiconductors & Semiconductor Equipment — 3.1%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR (Taiwan)	27,500	1,033,725
Software — 5.2%
Douzone Bizon Co., Ltd. (South Korea)	38,000	1,694,930
Transportation Infrastructure — 11.9%
DP World Ltd. (United Arab Emirates)	42,000	687,120
Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	11,500	800,630
Grupo Aeroportuario del Sureste SAB de CV, ADR (Mexico)	6,400	857,280
International Container Terminal Services, Inc. (Philippines)	645,000	1,150,468
TAV Havalimanlari Holding AS (Turkey)	95,000	427,190
		3,922,688
Wireless Telecommunication Services — 4.2%
Safaricom Ltd. (Kenya)	4,000,000	928,780
Vodacom Group Ltd. (South Africa)	50,000	452,920
		1,381,700
Total Common Stocks (Cost $27,899,307)		32,110,695

Short-Term Investments — 2.1%
U.S. Bank Money Market Deposit Account, 2.15% (United States) (b)	682,911	682,911
Total Short-Term Investments (Cost $682,911)		682,911

Total Investments (Cost $28,582,218) — 99.8%		32,793,606
Other Assets in Excess of Liabilities — 0.2%		78,193
NET ASSETS — 100.0%
(Applicable to 2,543,655 shares outstanding)		$32,871,799

*	Non-income producing security.
ADR	American Depositary Receipt
NVDR	Non-Voting Depository Receipt
PLC	Public Limited Company
SP ADR	Sponsored ADR
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of November 30, 2018, the total market value of Rule 144A securities was $264,342 and represents 0.8% of net assets.
(b)	The rate shown is as of November 30, 2018.

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds’ investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
GLOBAL OPPORTUNITIES FUND
Common Stocks	$403,346,253	$323,132,906	$80,213,347	$-	$-
Participatory Notes	3,628,479	3,628,479	-	-	-
Investments Purchased with Proceeds From Securities Lending Collateral	59,769,264	-	-	-	59,769,264
Short-Term Investments	12,958,648	12,958,648	-	-	-
Total Investments*	$479,702,644	$339,720,033	$80,213,347	$-	$59,769,264

SMALL-MID CAP GROWTH FUND
Common Stocks	$280,131,643	$280,131,643	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	67,115,882	-	-	-	67,115,882
Short-Term Investments	5,225,699	5,225,699	-	-	-
Total Investments*	$352,473,224	$285,357,342	$-	$-	$67,115,882

EMERGING MARKETS FUND
Common Stocks	$32,110,695	$18,301,700	$13,808,995	$-	$-
Short-Term Investments	682,911	682,911	-	-	-
Total Investments*	$32,793,606	$18,984,611	$13,808,995	$-	$-

*	Please refer to Schedule of Investments for further details.
^	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, the Global Opportunities Fund had significant transfers from Level 1 to Level 2 of $8,225,581 due to fair value pricing. The Emerging Markets Fund had significant transfers from Level 1 to Level 2 of $1,782,441 and from Level 2 to Level 1 of $1,602,322 due to fair value pricing. The Small-Mid Cap Growth Fund did not have any transfers between Level 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 99.8%
Aerospace & Defense — 0.3%
Textron, Inc. (United States)	3,247	$182,287
TransDigm Group, Inc. (United States)*	675	244,127
		426,414
Air Freight & Logistics — 0.6%
FedEx Corp. (United States) (a)	3,727	853,483
Airlines — 1.1%
American Airlines Group, Inc. (United States)	6,028	242,085
Delta Air Lines, Inc. (United States) (a)	9,020	547,604
Southwest Airlines Co. (United States)	7,494	409,247
United Continental Holdings, Inc. (United States)*	3,562	344,445
		1,543,381
Automobiles — 1.0%
Ford Motor Co. (United States)	54,822	515,875
Tesla, Inc. (United States)*	2,532	887,415
		1,403,290
Banks — 6.3%
Bank of America Corp. (United States)	136,846	3,886,426
JPMorgan Chase & Co. (United States)	45,496	5,058,700
SVB Financial Group (United States)*	722	183,973
		9,129,099
Beverages — 0.3%
Monster Beverage Corp. (United States) (a)*	7,538	449,868
Biotechnology — 3.6%
Amgen, Inc. (United States)	8,350	1,738,887
Biogen, Inc. (United States)*	2,541	847,982
BioMarin Pharmaceutical, Inc. (United States)*	2,329	223,654
Celgene Corp. (United States)*	9,180	662,980
Gilead Sciences, Inc. (United States)	16,287	1,171,687
Vertex Pharmaceuticals, Inc. (United States)*	3,132	566,234
		5,211,424
Capital Markets — 1.3%
CME Group, Inc. (United States)	4,579	870,377
Intercontinental Exchange, Inc. (United States)	7,906	646,078
Moody’s Corp. (United States) (a)	2,702	429,807
		1,946,262
Chemicals — 0.8%
Ecolab, Inc. (United States) (a)	3,839	616,121
Sherwin-Williams Co. (The) (United States)	1,270	538,569
		1,154,690

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Commercial Services & Supplies — 0.2%
Cintas Corp. (United States)	1,518	284,443
Communications Equipment — 0.3%
Arista Networks, Inc. (United States)*	999	238,241
Palo Alto Networks, Inc. (United States) (a)*	1,284	222,068
		460,309
Consumer Finance — 0.9%
American Express Co. (United States)	11,770	1,321,418
Diversified Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B (United States)*	33,228	7,251,679
Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc. (United States)	10,600	341,532
Entertainment — 1.1%
Netflix, Inc. (United States)*	5,432	1,554,258
Equity Real Estate Investment Trusts — 1.4%
American Tower Corp. (United States)	5,972	982,334
Crown Castle International Corp. (United States)	5,588	642,061
Equinix, Inc. (United States)	1,086	418,414
		2,042,809
Food & Staples Retailing — 0.9%
Costco Wholesale Corp. (United States)	5,768	1,334,023
Food Products — 0.2%
McCormick & Co., Inc. (United States) (a)	1,765	264,750
Health Care Equipment & Supplies — 1.7%
ABIOMED, Inc. (United States)*	483	160,684
Align Technology, Inc. (United States) (a)*	1,045	240,235
Becton Dickinson and Co. (United States)	3,511	887,405
IDEXX Laboratories, Inc. (United States)*	1,122	228,619
Intuitive Surgical, Inc. (United States)*	1,473	781,972
ResMed, Inc. (United States)	1,858	207,706
		2,506,621
Health Care Providers & Services — 3.9%
CVS Health Corp. (United States) (a)	13,548	1,086,550
HCA Healthcare, Inc. (United States)	4,394	632,692
McKesson Corp. (United States)	2,613	325,318
UnitedHealth Group, Inc. (United States)	12,721	3,579,181
		5,623,741
Health Care Technology — 0.2%
Cerner Corp. (United States)*	4,373	253,240
Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc., Class A (United States)	4,542	522,466
Starbucks Corp. (United States)	17,263	1,151,788
		1,674,254
Industrial Conglomerates — 1.4%
3M Co. (United States)	7,768	1,615,123
Roper Technologies, Inc. (United States)	1,446	430,315
		2,045,438

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Insurance — 0.5%
Aflac, Inc. (United States)	10,044	459,412
Markel Corp. (United States)*	183	209,378
		668,790
Interactive Media & Services — 0.1%
Match Group, Inc. (United States) (a)*	3,586	144,408
Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc. (United States)*	6,188	10,458,772
Booking Holdings, Inc. (United States)*	601	1,137,020
		11,595,792
Internet Software & Services — 11.3%
Alphabet, Inc., Class C (United States)*	8,989	9,837,831
Altaba, Inc. (United States)*	7,799	511,537
eBay, Inc. (United States)*	13,651	407,482
Facebook, Inc., Class A (United States)*	37,576	5,283,562
Twitter, Inc. (United States)*	10,189	320,444
		16,360,856
IT Services — 6.4%
Broadridge Financial Solutions, Inc. (United States)	1,506	159,440
Cognizant Technology Solutions Corp., Class A (United States)	7,689	547,688
Mastercard, Inc., Class A (United States)	13,464	2,707,207
PayPal Holdings, Inc. (United States)*	15,920	1,366,095
Square, Inc., Class A (United States)*	4,798	335,092
Visa, Inc., Class A (United States) (a)	28,886	4,093,435
		9,208,957
Life Sciences Tools & Services — 0.4%
Illumina, Inc. (United States)*	1,849	624,037
Machinery — 0.2%
Cummins, Inc. (United States)	2,127	321,305
Media — 3.4%
Comcast Corp., Class A (United States)	64,059	2,498,941
Discovery, Inc., Class A (United States)*	8,794	270,152
Walt Disney Co. (The) (United States)	18,538	2,140,954
		4,910,047
Metals & Mining — 0.2%
Nucor Corp. (United States)	4,134	249,735
Oil, Gas & Consumable Fuels — 0.4%
Kinder Morgan, Inc. (United States)	30,143	514,541
Pharmaceuticals — 3.7%
Johnson & Johnson (United States)	36,422	5,350,392
Professional Services — 0.2%
Verisk Analytics, Inc. (United States)*	2,165	266,988
Semiconductors & Semiconductor Equipment — 4.1%
Broadcom, Inc. (United States)	5,238	1,243,553
Intel Corp. (United States)	59,370	2,927,535
Lam Research Corp. (United States) (a)	2,058	323,024
NVIDIA Corp. (United States) (a)	7,895	1,290,280
Skyworks Solutions, Inc. (United States)	2,266	164,897
		5,949,289

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Software — 14.4%
Activision Blizzard, Inc. (United States)	9,635	480,594
Adobe Systems, Inc. (United States)*	6,482	1,626,269
Electronic Arts, Inc. (United States)*	3,794	318,961
Intuit, Inc. (United States)	3,377	724,468
Microsoft Corp. (United States)	100,589	11,154,314
Oracle Corp. (United States)	50,613	2,467,890
Red Hat, Inc. (United States) (a)*	2,498	446,043
Salesforce.com, Inc. (United States) (a)*	9,813	1,400,904
ServiceNow, Inc. (United States) (a)*	2,307	427,418
Splunk, Inc. (United States)*	1,911	213,516
VMware, Inc., Class A (United States)*	5,415	906,146
Workday, Inc., Class A (United States)*	2,839	465,596
		20,632,119
Specialty Retail — 3.3%
Home Depot, Inc. (The) (United States)	15,336	2,765,387
Lowe’s Cos, Inc. (United States)	10,754	1,014,855
TJX Cos, Inc. (The) (United States)	15,936	778,474
Ulta Beauty, Inc. (United States)*	799	237,934
		4,796,650
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc. (United States)	62,319	11,128,927
Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc., Class B (United States)	20,958	1,574,365
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. (United States) (a)*	10,848	742,546
Total Common Stocks (Cost $138,676,749)		144,116,170

Investments Purchased with Proceeds from Securities Lending Collateral — 6.2%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%	8,988,216	8,988,216
Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,988,216)		8,988,216

Short-Term Investments — 0.1%
First American Treasury Obligations Fund Class X, 2.14% (United States) (b)	85,637	85,637
Total Short-Term Investments (Cost $85,637)		85,637

Total Investments (Cost $147,750,602) — 106.1%		153,190,023
Liabilities in Excess of Other Assets — (6.1)%		(8,849,906)
NET ASSETS — 100.0%
(Applicable to 7,000,000 shares outstanding)		$144,340,117

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $8,945,574.
(b)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the schedule of investments.

MOTLEY FOOL 100 INDEX ETF

NOTES TO SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE^
Common Stocks	$144,116,170	$144,116,170	$-	$-	$-
Investments Purchased with Proceeds From Securities Lending Collateral	8,988,216	-	-	-	8,988,216
Short-Term Investments	85,637	85,637	-	-	-
Total Investments*	$153,190,023	$144,201,807	$-	$-	$8,988,216

*	Please refer to Schedule of Investments for further details.
^	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

MOTLEY FOOL SMALL-CAP GROWTH ETF

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Common Stocks — 98.1%
Aerospace & Defense — 2.0%
Axon Enterprise, Inc. (United States)*	24,048	$1,045,367
Auto Components — 2.8%
Fox Factory Holding Corp. (United States)*	23,102	1,471,828
Biotechnology — 8.6%
Editas Medicine, Inc. (United States)*	29,003	903,733
Ionis Pharmaceuticals, Inc. (United States)*	31,700	1,847,793
Miragen Therapeutics, Inc. (United States)*	143,800	500,424
Spark Therapeutics, Inc. (United States)*	29,800	1,255,474
		4,507,424
Building Products — 3.6%
Trex Co, Inc. (United States)*	29,408	1,874,172
Electronic Equipment, Instruments & Components — 5.3%
NLight, Inc. (United States)*	146,300	2,794,330
Equity Real Estate Investment Trusts — 2.9%
STAG Industrial, Inc. (United States)	57,200	1,532,388
Health Care Equipment & Supplies — 13.7%
Globus Medical, Inc., Class A (United States)*	30,506	1,473,135
Inogen, Inc. (United States)*	8,638	1,272,896
iRhythm Technologies, Inc. (United States)*	18,639	1,380,777
NuVasive, Inc. (United States)*	25,009	1,592,823
Penumbra, Inc. (United States)*	10,700	1,489,654
		7,209,285
Health Care Providers & Services — 6.2%
BioTelemetry, Inc. (United States)*	24,418	1,732,213
HealthEquity, Inc. (United States)*	16,900	1,498,861
		3,231,074

The accompanying notes are an integral part of the portfolio of investments.

MOTLEY FOOL SMALL-CAP GROWTH ETF

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Health Care Technology — 4.2%
Teladoc, Inc. (United States)*	35,500	2,216,975
Hotels, Restaurants & Leisure — 3.7%
Shake Shack, Inc., Class A (United States)*	34,600	1,922,030
Machinery — 5.4%
John Bean Technologies Corp. (United States)	14,400	1,188,576
Proto Labs, Inc. (United States)*	12,646	1,627,414
		2,815,990
Pharmaceuticals — 3.3%
Akcea Therapeutics, Inc. (United States)*	51,700	1,752,113
Real Estate Management & Development — 8.0%
Jones Lang LaSalle, Inc. (United States)	15,100	2,162,320
Newmark Group, Inc., Class A (United States)	242,137	2,033,951
		4,196,271
Road & Rail — 3.0%
Landstar System, Inc. (United States)	14,500	1,581,660
Software — 20.9%
Alarm.com Holdings, Inc. (United States)*	33,368	1,696,763
Everbridge, Inc. (United States)*	40,006	2,191,128
Paylocity Holding Corp. (United States)*	37,500	2,515,500
Q2 Holdings, Inc. (United States)*	28,600	1,552,694
Smartsheet, Inc., Class A (United States)*	63,202	1,700,134
Zuora, Inc., Class A (United States)*	72,400	1,377,772
		11,033,991
Trading Companies & Distributors — 4.5%
Watsco, Inc. (United States)	15,200	2,336,240
Total Common Stocks (Cost $50,950,046)		51,521,138

Short-Term Investments — 1.9%
First American Treasury Obligations Fund Class X, 2.14% (United States) (a)	970,923	970,923
Total Short-Term Investments (Cost $970,923)		970,923

Total Investments (Cost $51,920,969) — 100.0%		52,492,061
Liabilities in Excess of Other Assets — 0.0%		(10,730)
NET ASSETS — 100.0%
(Applicable to 2,500,000 shares outstanding)		$52,481,331

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the portfolio of investments.

MOTLEY FOOL SMALL-CAP GROWTH ETF

NOTES TO SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

• Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$51,521,138	$51,521,138	$-	$-
Short-Term Investments	970,923	970,923	-	-
Total Investments*	$52,492,061	$52,492,061	$-	$-

*	Please refer to Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Fund.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 0.5%
Real Estate - 0.5%
Landmark Infrastructure Partners LP (a)	55,671	$752,115
Summit Industrial Income REIT (a)(c)	50,000	350,356
		1,102,471
TOTAL COMMON STOCKS
(Cost $974,425)		1,102,471

REITS - 69.0%
Financials - 23.8%
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	61,800	1,584,552
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(b)	164,481	4,097,222
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)(b)	34,270	815,626
Apollo Commercial Real Estate Finance, Inc. (a)	45,000	852,300
Arbor Realty Trust, Inc. (a)(b)	135,000	1,599,750
ARMOUR Residential REIT, Inc. - Series B, 7.88% (a)	97,320	2,431,054
Chimera Investment Corp. - Series A, 8.00% (a)	128,625	3,240,064
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	212,775	5,415,124
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)(b)	132,000	3,273,600
Exantas Capital Corp., 8.63% (3 Month LIBOR USD + 5.93%) (a)(b)	190,912	4,789,982
Granite Point Mortgage Trust, Inc. (a)	69,100	1,310,136
Great Ajax Corp., 7.25% (a)	24,350	599,984
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)(b)	143,016	3,521,054
KKR Real Estate Finance Trust, Inc. (a)	50,000	975,000
New Residential Investment Corp. (a)	285,409	4,909,035
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(b)	88,379	2,194,450
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	164,395	4,026,033
Starwood Property Trust, Inc. (a)	40,000	894,800
Sunstone Hotel Investors, Inc. (a)	14,973	228,488
TPG RE Finance Trust, Inc. (a)	104,700	2,063,637
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(b)	86,400	2,232,576
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(b)	64,139	1,548,957
Two Harbors Investment Corp. - Series E, 7.50% (a)	89,017	2,131,067
		54,734,491

Real Estate - 45.2%
American Homes 4 Rent - Series D	161	3,679
American Homes 4 Rent - Series H	600	13,956
Ashford Hospitality Trust, Inc. - Series D, 8.45% (a)	100,480	2,543,149
Ashford Hospitality Trust, Inc. - Series F, 7.38% (a)	176,356	3,846,324
Ashford Hospitality Trust, Inc. - Series H, 7.50% (a)	180,000	3,936,600
Ashford Hospitality Trust, Inc. - Series I, 7.50% (a)	231,254	5,076,025
Bluerock Residential Growth REIT, Inc. (a)	203,707	1,853,734
Bluerock Residential Growth REIT, Inc. - Series C, 7.63% (a)	156,553	3,827,721
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (a)	77,899	1,720,789
Braemar Hotels & Resorts, Inc. - Series D, 8.25% (a)	41,600	956,800
CBL & Associates Properties, Inc. - Series D, 7.38% (a)	258,019	3,669,030
City Office REIT, Inc. (a)	141,893	1,552,309
City Office REIT, Inc. - Series A, 6.63% (a)	43,496	1,025,636
Colony Capital, Inc. - Series B, 8.25% (a)	60,349	1,484,585
Colony Capital, Inc. - Series E, 8.75% (a)	438,751	10,815,212
Colony Capital, Inc. - Series G, 7.50% (a)	77,505	1,685,734
Colony Capital, Inc. - Series H, 7.13% (a)	380,309	7,720,273
Colony Capital, Inc. - Series I, 7.15% (a)	247,000	5,038,800
Colony Capital, Inc. - Series J, 7.13% (a)	224,534	4,558,040
Global Medical REIT, Inc. - Series A, 7.50% (a)	101,381	2,502,083
Global Net Lease, Inc. (a)	65,000	1,312,350
Global Net Lease, Inc. - Series A, 7.25% (a)	122,644	3,041,571
Hersha Hospitality Trust - Series E, 6.50% (a)	8,752	178,978
Independence Realty Trust, Inc. (a)	110,000	1,111,000
iStar, Inc. - Series D, 8.00% (a)	177,796	4,284,884
iStar, Inc. - Series I, 7.50% (a)	193,208	4,287,286
Jernigan Capital, Inc. - Series B, 7.00% (a)	141,453	3,362,338
Lexington Realty Trust (a)	65,000	570,700
QTS Realty Trust, Inc. - Series B, 6.50% (a)	25,000	2,537,250
QTS Realty Trust, Inc. - Series A, 7.13% (a)	78,839	1,949,688
RLJ Lodging Trust - Series A, 1.95% (a)	428,980	10,874,643
Seritage Growth Properties - Series A, 7.00% (a)	71,082	1,659,765
UMH Properties, Inc. - Series C, 6.75% (a)	50,600	1,143,560
UMH Properties, Inc. - Series D, 6.38% (a)	76,225	1,699,817
Washington Prime Group, Inc. - Series H, 7.50% (a)	86,420	1,705,931
WPT Industrial Real Estate Investment Trust (c)	12,300	157,686
		103,707,926

TOTAL REITS		158,442,417
(Cost $163,781,421)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
PREFERRED STOCKS - 31.6%
Energy - 7.4%
DCP Midstream LP - Series B, 7.88% (3 Month LIBOR USD + 4.92%) (a)(b)	95,000	2,147,000
Energy Transfer Partners LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(b)	95,000	2,137,500
Energy Transfer Partners LP - Series D, 7.625% (3 Month LIBOR USD + 4.74%) (a)(b)	45,000	1,036,350
GasLog Partners LP - Series A, 8.63% (3 Month LIBOR USD + 6.31%) (a)(b)(c)	41,500	1,051,610
GasLog Partners LP - Series B, 8.20% (3 Month LIBOR USD + 5.84%) (a)(b)(c)	46,000	1,108,600
GasLog Partners LP - Series C, 8.50% (3 Month LIBOR USD + 5.32%) (a)(b)	25,000	596,000
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (a)(b)	70,000	1,606,500
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD + 6.77%) (a)(b)	60,000	1,291,800
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD + 5.64%) (a)(b)	25,000	485,000
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD + 6.88%) (a)(b)	50,000	1,101,000
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD + 6.24%) (a)(b)(c)	107,500	2,547,750
Tsakos Energy Navigation Ltd. - Series E, 9.25% (3 Month LIBOR USD + 6.88%) (a)(b)(c)	24,300	557,077
Tsakos Energy Navigation Ltd. - Series F, 9.50% (T-BILL 1MO + 6.54%) (a)(b)(c)	59,256	1,387,183
		17,053,370

Financials - 14.1%
AG Mortgage Investment Trust, Inc. - Series A, 8.25% (a)	11,000	278,575
AG Mortgage Investment Trust, Inc. - Series B, 8.00% (a)	40,819	1,019,250
AGNC Investment Corp. - Series B, 7.75% (a)	93,383	2,389,671
Annaly Capital Management, Inc. - Series C, 7.63% (a)	8,425	211,973
Annaly Capital Management, Inc. - Series D, 7.50% (a)	30,984	777,389
Apollo Commercial Real Estate Finance, Inc. - Series C, 8.00% (a)	330,363	8,259,075
Arbor Realty Trust, Inc. - Series A, 8.25% (a)	45,261	1,154,155
Arbor Realty Trust, Inc. - Series B, 7.75% (a)	18,323	461,740
Arbor Realty Trust, Inc. - Series C, 8.50% (a)	77,373	1,955,216
Capstead Mortgage Corp. - Series E, 7.50% (a)	45,293	1,127,796
Compass Diversified Holdings - Series A, 7.25% (a)	34,788	654,362
Cowen, Inc., 7.35% (a)	63,700	1,580,397
GMAC Capital Trust I - Series 2, 8.40% (3 Month LIBOR USD + 5.79%) (a)(b)	67,500	1,721,250
Invesco Mortgage Capital, Inc. - Series A, 7.75% (a)	77,700	1,943,277
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	165,097	4,290,871
MFA Financial, Inc. - Series B, 7.50% (a)	59,000	1,469,690
Oaktree Capital Group LLC - Series A, 6.63% (a)	24,295	590,125
Oaktree Capital Group LLC - Series B, 6.55% (a)	50,000	1,196,500
Ready Capital Corp. 7.00% (a)	49,941	1,252,770
		32,334,082

Industrials - 0.8%
Seaspan Corp. - Series H, 7.88% (a)(c)	44,575	1,054,199
Seaspan Corp. - Series I, 8.00% (3 Month LIBOR USD + 5.01%) (a)(b)	30,000	720,000
		1,774,199

Real Estate - 9.3%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (a)	236,514	5,108,702
Bluerock Residential Growth REIT, Inc. - Series A, 8.25% (a)	185,120	4,639,440
Hersha Hospitality Trust - Series D, 6.50% (a)	139,455	2,843,488
iStar, Inc. - Series G, 7.65% (a)	107,046	2,376,421
Landmark Infrastructure Partners LP - Series B, 7.90% (a)	76,800	1,643,520
STAG Industrial, Inc. - Series C, 6.88% (a)	9,700	250,357
Summit Hotel Properties, Inc. - Series D, 6.45% (a)	11,779	272,684
UMH Properties, Inc. - Series B, 8.00% (a)	29,590	758,392
VEREIT, Inc. - Series F, 6.70% (a)	139,746	3,372,071
		21,265,075

TOTAL PREFERRED STOCKS		72,426,726
(Cost $72,606,776)

CONVERTIBLE PREFERRED STOCKS - 5.0%
Real Estate - 5.0%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38% (a)	166,446	3,963,079
Wheeler Real Estate Investment Trust, Inc. - Series B, 9.00% (a)	147,961	2,470,949
Wheeler Real Estate Investment Trust, Inc. - Series D, 8.75% (a)	277,607	4,994,150
		11,428,178

TOTAL CONVERTIBLE PREFERRED STOCKS		11,428,178
(Cost $13,815,295)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE BONDS - 1.5%
Financials - 1.5%
Western Asset Mortgage Capital Corp.
6.75%, 10/01/2022 (a)	3,500,000	3,409,455

TOTAL CONVERTIBLE BONDS		3,409,455
(Cost $3,500,000)

CORPORATE BONDS - 0.7%
Financials - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC,
7.13%, 12/15/2024 (a)(d)	1,000,000	890,000
Real Estate - 0.3%
CBL & Associates Properties, Inc.
5.25%, 12/01/2023 (a)	1,000,000	832,500

TOTAL CORPORATE BONDS		1,722,500
(Cost $1,850,590)

EXCHANGE TRADED FUNDS - 0.6%
Direxion Daily 20+ Year Treasury Bear 3x Shares (a)	60,000	1,302,600

TOTAL EXCHANGE TRADED FUNDS		1,302,600
(Cost $1,133,577)

MUTUAL FUNDS - 0.6%
Oaktree Specialty Lending Corp. (a)	284,027	1,351,968

TOTAL MUTUAL FUNDS		1,351,968
(Cost $1,366,905)

PURCHASED OPTIONS - 0.0%
	CONTRACTS
Put Options - 0.0%
iShares U.S. Real Estate ETF
Expiration December 2018, Exercise Price: $77.00	2,000	50,000
Vanguard Real Estate ETF
Expiration December 2018, Exercise Price: $78.00	2,000	76,000

TOTAL PURCHASED OPTIONS		126,000
(Cost $961,357)
	NUMBER OF SHARES
SHORT-TERM INVESTMENTS - 0.9%
STIT-Treasury Obligations Portfolio, 2.11% ( e)	2,019,175	2,019,175

TOTAL SHORT-TERM INVESTMENTS		2,019,175
(Cost $2,019,175)

TOTAL INVESTMENTS
(Cost $262,009,521) - 110.4%		253,331,490
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%		(23,839,979)

TOTAL NET ASSETS - 100.0%		$229,491,511

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security has been segregated for open short positions.
(b)	Variable Rate Security. The rate shown represents the rate at November 30, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of November 30, 2018 the total market value of Rule 144A securities was $890,000 and represents 0.4% of net assets.
( e)	Seven-day yield as of November 30, 2018.

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF SECURITIES SOLD SHORT

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
EXCHANGE TRADED FUNDS - (5.2%)
Real Estate - (2.6%)
Invesco KBW Premium Yield Equity REIT ETF	(30,713)	$(958,553)
Vanguard REIT ETF	(60,000)	(4,918,800)
		(5,877,353)
Finance and Insurance - (2.6%)
iShares Mortgage Real Estate ETF	(90,000)	(3,921,300)
iShares US Preferred Stock ETF	(60,000)	(2,110,800)
		(6,032,100)

TOTAL EXCHANGE TRADED FUNDS		(11,909,453)
(Proceeds $11,946,226)

REITS - (1.8%)
Real Estate - (1.8%)
CBL & Associates Properties, Inc.	(424,583)	(1,108,161)
Clipper Realty, Inc.	(32,906)	(424,487)
Colony Capital, Inc.	(103,718)	(638,903)
Seritage Growth Properties	(21,869)	(829,710)
Washington Prime Group, Inc.	(197,707)	(1,235,669)
		(4,236,930)

TOTAL REITS		(4,236,930)
(Proceeds $4,621,573)

TOTAL SECURITIES SOLD SHORT		$(16,146,383)
(Proceeds $16,567,799) - (7.0%)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

SCHEDULE OF OPTIONS WRITTEN

NOVEMBER 30, 2018 (UNAUDITED)

	COUNTERPARTY	CONTRACTS	NOTIONAL COST	VALUE
PUT OPTIONS
iShares U.S. Real Estate ETF
Expiration: December 2018, Exercise Price: $71.00	N/A	(500)	$(4,089,000)	$(1,000)
Expiration: December 2018, Exercise Price: $72.00	N/A	(1,000)	(8,178,000)	(3,000)
Vanguard Real Estate ETF
Expiration: December 2018, Exercise Price: $73.00	N/A	(1,000)	(8,198,000)	(10,000)
Expiration: December 2018, Exercise Price: $74.00	N/A	(1,000)	(8,198,000)	(10,000)
TOTAL PUT OPTIONS				(24,000)

TOTAL OPTIONS WRITTEN				$(24,000)
(Premiums received $271,776)

The accompanying notes are an integral part of the schedule of investments.

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Common Stocks
Real Estate	$1,102,471	$1,102,471	$-	$-
Total Common Stocks	1,102,471	1,102,471	-	-
REITs
Financials	54,734,491	54,734,491	-	-
Real Estate	103,707,926	103,550,240	157,686	-
Total REITs	158,442,417	158,284,731	157,686	-
Preferred Stocks
Energy	17,053,370	16,496,293	557,077	-
Financials	32,334,082	30,802,737	1,531,345	-
Industrials	1,774,199	1,774,199	-	-
Real Estate	21,265,075	21,014,718	250,357	-
Total Preferred Stocks	72,426,726	70,087,947	2,338,779	-
Convertible Preferred Stocks
Real Estate	11,428,178	8,957,229	2,470,949	-
Total Convertible Preferred Stocks	11,428,178	8,957,229	2,470,949	-
Convertible Bonds
Financials	3,409,455	-	3,409,455	-
Total Convertible Bonds	3,409,455	-	3,409,455	-
Corporate Bonds				-
Financials	1,722,500	-	1,722,500	-
Total Corporate Bonds	1,722,500	-	1,722,500	-
Exchange Traded Funds	1,302,600	1,302,600	-	-
Mutual Funds	1,351,968	1,351,968	-	-
Purchased Options	126,000	126,000	-	-
Short-Term Investments	2,019,175	2,019,175	-	-
Total Investments in Securities	$253,331,490	$243,232,121	$10,099,369	$-
Total Assets	$253,331,490	$243,232,121	$10,099,369	$-
Liabilities
Securities Sold Short	$16,146,383	$16,146,383	$-	$-
Written Options	24,000	24,000	-	-
Total Liabilities	$16,170,383	$16,170,383	$-	$-

ORINDA INCOME OPPORTUNITIES FUND

NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

Transfers between levels are recognized at the end of the reporting period. The Fund transferred $3,715,644 from Level 1 to Level 2 at Novemeber 30, 2018, because the securities were priced at the mean of the last bid and ask prices prior to the market close. The Fund transferred $7,627,665 from Level 2 to Level 1 at November 30, 2018, because these securities were now being priced at the official market close.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 98.8%
Auto Parts & Equipment — 3.8%
Adient PLC	57,749	$1,367,496
Banks — 7.2%
HomeStreet, Inc.	65,715	1,749,334
KeyCorp*	30,031	550,772
MidWestOne Financial Group, Inc.	10,081	289,728
		2,589,834
Building Materials — 1.2%
Builders FirstSource, Inc.	31,029	419,822
Chemicals — 1.8%
Koppers Holdings, Inc.	14,866	277,102
Venator Materials PLC*(a)	73,612	392,352
		669,454
Commercial Services — 4.6%
Herc Holdings, Inc.*	34,494	1,230,401
Hudson Global, Inc.	299,138	418,793
		1,649,194
Insurance — 9.1%
Assured Guaranty Ltd.	43,426	1,772,649
Brighthouse Financial, Inc.	37,709	1,518,165
		3,290,814
Machinery - Diversified — 5.9%
Intevac, Inc.	448,933	2,118,964
Manufacturing — 3.5%
Arconic, Inc.*	10,443	224,316
Intrepid Potash, Inc.	111,380	369,782
Manitowoc Company, Inc., (The)	33,438	660,400
		1,254,498
Mining — 10.9%
C&J Energy Services, Inc.	101,664	1,746,588
Cameco Corp.*	28,038	333,091
Transocean Ltd.*(a)	199,550	1,851,824
		3,931,503
Oil & Gas — 20.6%
Chesapeake Energy Corp.*(a)	496,139	1,448,726
Halcon Resources Corp.(a)	1,083,861	3,034,811
MRC Global, Inc.	51,523	810,457
NOW, Inc.	8,571	115,623
Ocean Rig UDW, Inc.*	38,700	1,073,151
QEP Resources, Inc.*	93,315	749,319
WildHorse Resource Development Corp.*	12,500	231,000
		7,463,087
Oil & Gas Services — 2.0%
Weatherford International PLC*(a)	1,244,253	711,712

Pharmaceuticals — 1.1%
Mallinckrodt PLC*(a)	16,936	402,907

Plastics Product Manufacturing — 4.4%
Newell Brands, Inc.	68,793	1,609,756

Real Estate Investment Trust — 6.4%
Alexander & Baldwin, Inc.*	35,562	737,200
Boardwalk Real Estate Investment Trust(a)	49,991	1,564,719
		2,301,919

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	Number of Shares	Value
Retail — 1.6%
Tuesday Morning Corp.(a)	240,151	588,370
Semiconductors — 1.2%
Veeco Instruments, Inc.*	47,885	419,473
Telecommunications — 8.4%
Aviat Networks, Inc.*	183,442	2,680,083
UTStarcom Holdings Corp.	96,555	344,701
		3,024,784
Transportation — 5.1%
Ardmore Shipping Corp.*	71,196	419,344
Scorpio Tankers, Inc.(a)	590,453	1,222,238
Stolt-Nielsen Ltd*	15,875	191,074
		1,832,656
TOTAL COMMON STOCKS
(Cost $46,254,867)		35,646,243

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 32.4%
Mount Vernon Liquid Assets Portfolio, LLC, 2.40%	11,703,065	11,703,065
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $11,703,065)		11,703,065
SHORT-TERM INVESTMENTS — 1.1%
First American Government Obligations Fund, 2.12%	410,750	410,750
TOTAL SHORT-TERM INVESTMENTS
(Cost $410,750)		410,750

TOTAL INVESTMENTS — 132.3%
(Cost $58,368,682)		47,760,058
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.3)%		(11,647,492)
NET ASSETS — 100.0%		$36,112,566

*	Non-income producing security.
PLC	Public Limited Company
(a)	All or a portion of the security is on loan. At November 30, 2018, the market value of securities on loan was $10,139,428.

The accompanying notes are an integral part of the portfolio of investments.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in the Fund’s prospectus). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.
•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stocks	$35,646,243	$35,646,243	$-	$-	$-
Investments Purchased with Proceeds from Securities Lending Collateral	11,703,065	-	-	-	11,703,065
Short-Term Investments	410,750	410,750	-	-	-
Total**	$47,760,058	$36,056,993	$-	$-	$11,703,065

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
**	Please refer to the Portfolio of Investments for further details.

THE SCHNEIDER FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 92.2%
Agriculture — 0.9%
Limoneira Co.	12,900	$311,406
Airlines — 1.0%
Hawaiian Holdings, Inc.	9,100	365,274
Apparel — 3.0%
Oxford Industries, Inc.	4,100	329,599
Steven Madden Ltd.	11,300	364,199
Unifi, Inc.*	12,500	347,125
		1,040,923
Auto Parts & Equipment — 0.9%
Meritor, Inc.*	19,200	316,800
Banks — 8.8%
Bryn Mawr Bank Corp.	8,200	322,424
Carolina Financial Corp.	10,000	343,600
First Bancshares, Inc., (The)	9,600	338,112
Great Southern Bancorp, Inc.	6,700	363,676
Heritage Commerce Corp.	22,800	325,812
National Commerce Corp.*	8,800	363,792
Opus Bank	16,400	354,240
Preferred Bank	5,900	302,198
QCR Holdings, Inc.	8,500	313,225
		3,027,079
Biotechnology — 1.1%
Emergent BioSolutions, Inc.*	5,200	378,768
Building Materials — 1.8%
Boise Cascade Co.	11,400	303,012
PGT Innovations, Inc.*	16,000	308,320
		611,332
Chemicals — 1.9%
Quaker Chemical Corp.	1,700	350,608
Sensient Technologies Corp.	5,000	321,300
		671,908
Commercial Services — 6.0%
Carriage Services, Inc.	20,304	345,980
Forrester Research, Inc.	8,000	373,920
ICF International, Inc.	4,800	336,144
Korn/Ferry International	7,000	342,790
SP Plus Corp.*	10,600	321,286
Willdan Group, Inc.*	9,700	365,593
		2,085,713
Communications Equipment — 1.0%
Ituran Location and Control Ltd., (Israel)	10,210	338,053
Cosmetics & Personal Care — 0.9%
Edgewell Personal Care Co.*	7,600	317,680
Electric — 7.8%
ALLETE, Inc.	4,500	366,210
Atlantica Yield PLC	16,000	313,920
Clearway Energy, Inc.	16,600	303,116
El Paso Electric Co.	5,800	321,030
NorthWestern Corp.	5,400	345,384
PNM Resources, Inc.	8,300	358,726
Portland General Electric Co.	7,100	341,865
Unitil Corp.	6,898	349,728
		2,699,979
Electronics — 0.9%
Celestica, Inc., (Canada)*	31,500	324,135
Engineering & Construction — 1.0%
Comfort Systems USA, Inc.	6,400	337,024
Food — 0.8%
Sprouts Farmers Market, Inc.*	12,400	285,448

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Gas — 2.8%
AmeriGas Partners LP	8,600	319,576
Chesapeake Utilities Corp.	4,000	344,160
Southwest Gas Holdings, Inc.	4,100	322,957
		986,693
Healthcare-Products — 2.9%
NuVasive, Inc.*	5,700	363,033
OraSure Technologies, Inc.*	23,500	298,450
Orthofix Medical, Inc.*	6,000	361,500
		1,022,983
Healthcare-Services — 3.2%
Ensign Group, Inc., (The)	7,900	358,423
LHC Group, Inc.*	3,800	398,506
Triple-S Management Corp.*	19,348	369,160
		1,126,089
Insurance — 2.0%
Essent Group Ltd.*	8,700	335,472
White Mountains Insurance Group Ltd.	400	371,500
		706,972
Internet — 1.8%
Despegar.com Corp.*	19,900	297,306
ePlus, Inc.*	4,010	327,818
		625,124
Investment Companies — 0.9%
Compass Diversified Holdings	21,300	325,677
Leisure Time — 2.1%
Nautilus, Inc.*	27,700	357,607
LCI Industries	4,800	371,424
		729,031
Lodging — 1.8%
Marcus Corp., (The)	8,100	343,926
Playa Hotels & Resorts NV*	37,295	282,696
		626,622
Machinery-Diversified — 1.9%
Applied Industrial Technologies, Inc.	4,900	319,627
Manitowoc Co Inc/The*	16,900	333,775
		653,402
Mining — 0.9%
Materion Corp.	6,220	328,914
Miscellaneous Manufacturing — 0.9%
GP Strategies Corp.*	22,773	301,514
Oil & Gas Services — 0.8%
C&J Energy Services, Inc.*	16,400	281,752
Pharmaceuticals — 1.1%
Taro Pharmaceutical Industries Ltd.*	3,500	377,720
Real Estate — 1.0%
Marcus & Millichap, Inc.*	9,800	357,602
REITS — 17.2%
Apple Hospitality REIT, Inc.	20,700	328,509
Ares Commercial Real Estate Corp.	24,777	353,816
CatchMark Timber Trust, Inc.	38,200	316,678
Cherry Hill Mortgage Investment Corp.	19,700	374,497
Chimera Investment Corp.	19,800	379,962
CoreCivic, Inc.	16,700	366,565
CorEnergy Infrastructure Trust, Inc.	10,425	377,906
EastGroup Properties, Inc.	3,300	330,066
Exantas Capital Corp.	32,970	368,275
First Industrial Realty Trust, Inc.	10,400	333,424
Franklin Street Properties Corp.	41,400	318,780
iStar, Inc.	31,400	335,352
National Health Investors, Inc.	4,600	358,708
PennyMac Mortgage Investment Trust	17,800	374,690
Potlatch Corp.	9,700	359,870
TPG RE Finance Trust, Inc.	18,364	361,954
Two Harbors Investment Corp.	25,400	365,252
		6,004,304

Retail — 7.5%
America’s Car-Mart Inc/TX*	4,800	356,208
BMC Stock Holdings, Inc.*	19,600	333,396
Carrols Restaurant Group, Inc.*	29,400	323,988
Foundation Building Materials, Inc.*	33,800	330,564
Genesco, Inc.*	7,900	329,904
Potbelly Corp.*	28,375	288,858
Ruth’s Hospitality Group, Inc.	12,900	315,663
Suburban Propane Partners LP	14,800	345,728
		2,624,309

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Semiconductors — 0.9%
Rambus, Inc.*	36,600	319,152
Software — 2.0%
Manhattan Associates, Inc.*	6,700	331,851
MicroStrategy, Inc.*	2,700	350,028
		681,879
Telecommunications — 1.7%
InterDigital, Inc.	4,300	323,618
Quantenna Communications, Inc.*	18,900	283,122
		606,740
Textiles — 1.0%
UniFirst Corp.	2,300	355,143
TOTAL COMMON STOCKS
(Cost $32,579,023)		32,153,144

EXCHANGE TRADED FUNDS - 0.6%
iShares Russell 2000 ETF	1,300	198,406
TOTAL EXCHANGE TRADED FUNDS
(Cost $197,523)		198,406

MUTUAL FUNDS - 3.8%
Gladstone Capital Corp.	35,331	301,020
PennantPark Investment Corp.	48,077	352,405
Fidus Investment Corp.	24,648	347,290
Solar Capital Ltd.	15,600	330,564
		1,331,279
TOTAL MUTUAL FUNDS
(Cost $1,354,501)		1,331,279
SHORT-TERM INVESTMENTS - 2.2%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (a)	752,133	752,133
TOTAL SHORT-TERM INVESTMENTS
(Cost $752,133)		752,133
TOTAL INVESTMENTS - 98.8%
(Cost $34,883,180)		34,434,962
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		412,397
NET ASSETS - 100.0%		$34,847,359

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 94.3%
Apparel — 0.8%
VF Corp.	45,600	$3,706,824
Banks — 4.2%
Commerce Bancshares Inc/MO	55,440	3,493,829
East West Bancorp, Inc.	55,700	2,990,533
Northern Trust Corp.	44,400	4,405,812
Popular, Inc.	121,400	6,846,960
Regions Financial Corp.	57,300	942,585
		18,679,719
Beverages — 2.2%
PepsiCo, Inc.	82,700	10,084,438
Biotechnology — 0.3%
Biogen, Inc.*	4,000	1,334,880
Building Materials — 0.3%
Masco Corp.	36,800	1,166,192
Chemicals — 0.5%
Air Products & Chemicals, Inc.	15,200	2,445,224
Commercial Services — 8.9%
Ecolab, Inc.	37,100	5,954,179
Grand Canyon Education, Inc.*	17,100	2,092,356
Quanta Services, Inc.*	112,400	3,945,240
Robert Half International, Inc.	207,200	12,811,176
S&P Global, Inc.	82,400	15,067,664
		39,870,615
Computers — 3.1%
Accenture PLC, Class A, (Ireland)	14,800	2,434,896
Apple, Inc.	25,000	4,464,500
Cognizant Technology Solutions Corp.	96,000	6,838,080
		13,737,476
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	48,700	3,093,424
Estee Lauder Cos, Inc., (The)	19,900	2,838,934
Procter & Gamble Co., (The)	47,400	4,479,774
		10,412,132
Distribution & Wholesale — 1.3%
Fastenal Co.	67,300	3,988,198
WW Grainger, Inc.	6,100	1,915,644
		5,903,842
Electric — 5.5%
Consolidated Edison, Inc.	13,600	1,092,760
Evergy, Inc.	172,700	10,253,199
OGE Energy Corp.	178,100	7,056,322
Pinnacle West Capital Corp.	12,800	1,143,808
Sempra Energy	9,200	1,060,024
Xcel Energy, Inc.	75,200	3,944,240
		24,550,353
Electronics — 2.4%
Agilent Technologies, Inc.	52,500	3,798,375
Garmin Ltd., (Switzerland)	16,400	1,093,224
Mettler-Toledo International, Inc.*	3,800	2,419,308
National Instruments Corp.	53,300	2,609,568
TE Connectivity Ltd., (Switzerland)	13,300	1,023,169
		10,943,644
Environmental Control — 1.0%
Republic Services, Inc.	30,900	2,389,806
Waste Management, Inc.	21,600	2,025,000
		4,414,806
Food — 3.9%
Flowers Foods, Inc.	115,300	2,281,787
Hershey Co., (The)	31,800	3,443,940
Sysco Corp.	141,400	9,530,360
US Foods Holding Corp.*	68,400	2,269,512
		17,525,599

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Gas — 3.5%
National Fuel Gas Co.	163,600	8,809,860
UGI Corp.	118,400	6,802,080
		15,611,940
Hand & Machine Tools — 0.7%
Snap-on, Inc.	19,900	3,308,176
Healthcare-Products — 2.1%
Baxter International, Inc.	84,500	5,792,475
IDEXX Laboratories, Inc.*	17,400	3,545,424
		9,337,899
Healthcare-Services — 2.0%
Humana, Inc.	3,200	1,054,304
UnitedHealth Group, Inc.	27,600	7,765,536
		8,819,840
Home Builders — 1.8%
NVR, Inc.*	3,300	8,085,000
Housewares — 0.7%
Toro Co/The	50,600	3,136,694
Insurance — 2.4%
Allstate Corp., (The)	24,200	2,158,398
American International Group, Inc.	108,500	4,692,625
Mercury General Corp.	29,724	1,683,864
Progressive Corp., (The)	34,300	2,273,747
		10,808,634
Internet — 2.3%
F5 Networks, Inc.*	59,000	10,146,230
Iron & Steel — 0.5%
Nucor Corp.	38,400	2,319,744
Lodging — 1.0%
Choice Hotels International, Inc.	59,800	4,656,626
Machinery-Diversified — 2.4%
Cummins, Inc.	45,400	6,858,124
Graco, Inc.	84,400	3,717,820
		10,575,944
Media — 0.2%
Walt Disney Co., (The)	9,300	1,074,057
Office & Business Equipment — 1.2%
Xerox Corp.	196,100	5,279,012
Oil & Gas — 5.4%
EOG Resources, Inc.	36,200	3,739,822
Exxon Mobil Corp.	53,500	4,253,250
Phillips 66	102,700	9,604,504
Valero Energy Corp.	81,500	6,511,850
		24,109,426

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	146,300	7,821,198
Eli Lilly & Co.	86,500	10,262,360
Jazz Pharmaceuticals PLC (Ireland)*	6,500	982,800
Johnson & Johnson	48,200	7,080,580
Zoetis, Inc.	74,500	6,993,315
		33,140,253
REITS — 1.5%
Public Storage	14,000	2,985,640
UDR, Inc.	26,700	1,137,954
WP Carey, Inc.	40,900	2,770,975
		6,894,569
Retail — 12.0%
Best Buy Co., Inc.	89,600	5,787,264
Costco Wholesale Corp.	15,300	3,538,584
Dollar General Corp.	20,900	2,319,691
Gap Inc/The	32,400	884,196
Home Depot, Inc., (The)	24,100	4,345,712
Kohl’s Corp.	20,800	1,397,136
Lowe’s Cos, Inc.	11,100	1,047,507
Ross Stores, Inc.	11,100	972,360
Starbucks Corp.	47,300	3,155,856
Tapestry, Inc.	93,900	3,655,527
Target Corp.	12,500	887,000
TJX Cos, Inc., (The)	208,600	10,190,110
Tractor Supply Co.	12,300	1,170,099
Wal-Mart Stores, Inc.	148,000	14,452,200
		53,803,242

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Semiconductors — 0.4%
Intel Corp.	31,900	1,572,989
Software — 7.5%
Aspen Technology, Inc.*	33,100	2,856,530
Cadence Design Systems, Inc.*	59,600	2,684,384
CDK Global, Inc.	56,000	2,822,400
Citrix Systems, Inc.	86,100	9,382,317
Fiserv, Inc.*	24,200	1,914,946
Intuit, Inc.	22,000	4,719,660
Paychex, Inc.	32,500	2,299,700
Synopsys, Inc.*	73,900	6,794,366
		33,474,303
Telecommunications — 1.9%
Cisco Systems, Inc.	130,800	6,261,396
EchoStar Corp.*	20,100	840,984
Verizon Communications, Inc.	19,400	1,169,820
		8,272,200
Transportation — 0.2%
CH Robinson Worldwide, Inc.	11,800	1,089,494
Water — 0.5%
American Water Works Co, Inc.	25,800	2,461,578

TOTAL COMMON STOCKS
(Cost $393,890,788)		422,753,594

EXCHANGE TRADED FUNDS - 2.6%
iShares Core S&P 500 ETF	21,200	5,893,600
Vanguard S&P 500 ETF	23,100	5,855,388
		11,748,988
TOTAL EXCHANGE TRADED FUNDS
(Cost $11,777,368)		11,748,988

SHORT-TERM INVESTMENTS - 2.9%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (a)	12,956,988	12,956,988
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,956,988)		12,956,988
TOTAL INVESTMENTS - 99.8%
(Cost $418,625,144)		447,459,570
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		1,119,737
NET ASSETS - 100.0%		$448,579,307

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

PLC Public Limited Company

REIT Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS - 98.6%
Aerospace & Defense — 4.0%
General Dynamics Corp.	2,150	$397,514
Raytheon Co.	2,130	373,474
		770,988
Banks — 3.9%
Bank of Montreal, (Canada)	5,000	372,500
Royal Bank of Canada, (Canada)	5,200	380,952
		753,452
Beverages — 3.8%
Coca-Cola Co., (The)	7,800	393,120
PepsiCo, Inc.	2,800	341,432
		734,552
Chemicals — 2.0%
Nutrien Ltd., (Canada)	7,300	376,388
Computers — 3.5%
Apple, Inc.	1,600	285,728
Check Point Software Technologies Ltd., (Israel)*	3,390	379,036
		664,764
Cosmetics & Personal Care — 8.0%
Colgate-Palmolive Co.	5,800	368,416
Estee Lauder Cos, Inc., (The)	2,770	395,168
Procter & Gamble Co., (The)	4,180	395,052
Unilever, (Netherlands)	6,700	371,917
		1,530,553
Diversified Financial Services — 6.0%
Mastercard, Inc.	1,900	382,033
T Rowe Price Group, Inc.	3,800	377,568
Visa, Inc.	2,780	393,954
		1,153,555
Electric — 1.7%
Sempra Energy	2,800	322,616
Food — 1.9%
Hershey Co., (The)	3,400	368,220
Healthcare-Products — 6.4%
ResMed, Inc.	3,740	418,095
Smith & Nephew PLC, (United Kingdom), SP ADR	10,900	406,134
Stryker Corp.	2,320	407,067
		1,231,296
Household Products & Wares — 2.3%
Clorox Co., (The)	2,600	430,612
Insurance — 4.3%
Berkshire Hathaway, Inc.*	1,900	414,656
Chubb Ltd.	3,020	403,895
		818,551
Internet — 1.9%
Alibaba Group Holding Ltd, (China), SP ADR*	2,200	353,892
Leisure Time — 1.9%
Carnival PLC, (United Kingdom) ADR	6,100	362,279
Media — 2.1%
Walt Disney Co., (The)	3,400	392,666
Pharmaceuticals — 10.7%
Eli Lilly & Co.	3,570	423,545
Johnson & Johnson	2,300	337,870
Novo Nordisk, (Denmark), SP ADR	8,300	386,946
Roche Holding AG, (Switzerland) SP ADR	14,200	460,506
Sanofi, (France) ADR	9,270	420,394
		2,029,261
Pipelines — 2.1%
TransCanada Corp., (Canada)	9,700	396,924
REITS — 4.2%
Crown Castle International Corp.	3,700	425,130
Equinix, Inc.	1,000	385,280
		810,410
Retail — 9.8%
McDonald’s Corp.	2,120	399,641
Ross Stores, Inc.	3,200	280,320
Starbucks Corp.	6,300	420,336
TJX Cos, Inc., (The)	7,400	361,490
Wal-Mart Stores, Inc.	3,960	386,694
		1,848,481
Software — 5.9%
Adobe Systems, Inc.*	1,510	378,844
Microsoft Corp.	3,700	410,293
SAP SE, (Germany), SP ADR	3,300	342,144
		1,131,281

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

	NUMBER OF SHARES	VALUE
Telecommunications — 6.0%
BCE, Inc., (Canada)	9,180	393,638
TELUS Corp.	11,500	412,850
Verizon Communications, Inc.	5,600	337,680
		1,144,168
Transportation — 6.2%
Canadian National Railway Co., (Canada)	4,600	394,772
CH Robinson Worldwide, Inc.	4,300	397,019
Union Pacific Corp.	2,610	401,366
		1,193,157
TOTAL COMMON STOCKS
(Cost $16,329,459)		18,818,066

SHORT-TERM INVESTMENTS - 1.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.10% (a)	274,599	274,599
TOTAL SHORT-TERM INVESTMENTS
(Cost $274,599)		274,599
TOTAL INVESTMENTS - 100.0%
(Cost $16,604,059)		19,092,665
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		2,853
NET ASSETS - 100.0%		$19,095,518

*	Non-income producing security.
(a)	Seven-day yield as of November 30, 2018.

ADR American Depository Receipt

PLC Public Limited Company

REIT Real Estate Investment Trust

SP ADR Sponsored ADR

The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

Portfolio Valuation - Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

•	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

Summit Global Investments U.S. Low Volatility Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$422,753,594	$422,753,594	$-	$-
Exchanged Traded Funds	11,748,988	11,748,988	-	-
Short-Term Investments	12,956,988	12,956,988	-	-
Total Investments*	$447,459,570	$447,459,570	$-	$-

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$32,153,144	$32,153,144	$-	$-
Exchanged Traded Funds	198,406	198,406	-	-
Mutual Funds	1,331,279	1,331,279	-	-
Short-Term Investments	752,133	752,133	-	-
Total Investments*	$34,434,962	$34,434,962	$-	$-

Summit Global Investments Global Low Volatility Fund
Common Stocks	$18,818,066	$18,818,066	$-	$-
Short-Term Investments	274,599	274,599	-	-
Total Investments*	$19,092,665	$19,092,665	$-	$-

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting’s on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/25/19

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	1/25/2019

* Print the name and title of each signing officer under his or her signature.